UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10551
                                                     ---------------------

              Nuveen New Jersey Dividend Advantage Municipal Fund 2
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: June 30
                                           ------------------

                  Date of reporting period: December 31, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT December 31, 2005

Nuveen Investments Municipal
Exchange-Traded
Closed-End Funds


                       NUVEEN NEW JERSEY INVESTMENT QUALITY MUNICIPAL FUND, INC.
                                                                             NQJ

                           NUVEEN NEW JERSEY PREMIUM INCOME MUNICIPAL FUND, INC.
                                                                             NNJ

                             NUVEEN NEW JERSEY DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NXJ

                           NUVEEN NEW JERSEY DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NUJ

                           NUVEEN PENNSYLVANIA INVESTMENT QUALITY MUNICIPAL FUND
                                                                             NQP

                             NUVEEN PENNSYLVANIA PREMIUM INCOME MUNICIPAL FUND 2
                                                                             NPY

                           NUVEEN PENNSYLVANIA DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NXM

                         NUVEEN PENNSYLVANIA DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NVY


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DEPENDABLE, TAX-FREE INCOME BECAUSE IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)


LOGO: NUVEEN Investments

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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


Chairman's
     LETTER TO SHAREHOLDERS

I am pleased to report that over the 6-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Manager's Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.

Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. Since one part of your portfolio may be going up when another is going down, portfolio diversification may help smooth your investment returns over time. In addition to providing regular tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from


"IN ADDITION TO PROVIDING REGULAR TAX-FREE MONTHLY INCOME, A MUNICIPAL BOND INVESTMENT LIKE YOUR FUND MAY HELP YOU ACHIEVE AND BENEFIT FROM GREATER PORTFOLIO DIVERSIFICATION."


greater portfolio diversification. Your financial advisor can explain these potential advantages in more detail. I urge you to contact him or her soon for more information on this important investment strategy.

As you look through this report, be sure to review the inside front cover. This contains information on how you can receive future Fund reports and other Fund information faster by using e-mails and the Internet. Sign up is quick and easy
- just follow the step-by-step instructions.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

February 15, 2006

Nuveen New Jersey and Pennsylvania Municipal Exchange-Traded
Closed-End Funds (NQJ, NNJ, NXJ, NUJ, NQP, NPY, NXM, NVY)

Portfolio Manager's
        COMMENTS


Portfolio manager Paul Brennan discusses key investment strategies and the six-month performance of these New Jersey and Pennsylvania Funds. Paul, who has 16 years of investment experience, including 14 years with Nuveen, has managed these Funds since 2003.


WHAT KEY STRATEGIES WERE USED TO MANAGE THE FUNDS DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2005?

Over this period, shorter-term interest rates rose faster than longer-term rates. As a result, bond valuations generally declined and the yield curve flattened (short-term interest rates approached the levels of longer-term rates). In this environment, one of our key strategies continued to be careful duration management. (Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.)

In this environment, our purchase activity generally focused on increasing the Funds' exposure to bonds that mature in 10 to 20 years. We believed that bonds in this part of the yield curve generally offered more attractive opportunities and the best values during this period. We also kept an opportunistic eye out for all types of issuance that we believed could add value to the Funds' portfolios. This included occasionally purchasing longer-term bonds, especially for the New Jersey Funds, as part of our overall duration management strategy.

To help us maintain the Funds' durations within our preferred range, we selectively sold holdings with shorter maturities, including pre-refunded bonds, and reinvested the proceeds further out on the yield curve. Proceeds from called bonds also were reinvested in an effort to maintain duration ranges.

As longer-term yields rose during this period, we found some opportunities to sell a few of our holdings purchased when yields were lower and replace them with similar credits that yielded comparatively more. This helped to strengthen the Funds' income streams. This process also enabled us to realize some capital losses, which can be used to offset realized capital gains (to the extent they exist this year) or carried forward to offset future realized gains. This strategy benefits shareholders by reducing or deferring the Funds' shareholders' tax liabilities.

Most of our new purchases over this time were higher-rated and/or insured bonds, reflecting not just the overall high credit quality of the new issue supply in these states, but also the dwindling attractive investment opportunities for lower-rated bonds - more so in New Jersey than in Pennsylvania. This is because lower rated credits, continuing a trend from prior reporting periods, performed relatively well during this period due to considerable investor demand and the resulting higher prices. The rising prices of lower-quality bonds diminished their yield advantage over higher-quality bonds. Even so, we sought to maintain the Funds' weightings of bonds rated BBB or lower, a decision that benefited the Funds' returns.

In past shareholder reports, we discussed the use of hedging as part of our strategy to manage the Funds' interest rate risk. During this reporting period, there was no hedging activity for these Funds and no hedged positions were in place at the end of the reporting period.

HOW DID THE FUNDS PERFORM?

Individual results for these Funds, as well as for comparative indexes and averages, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 12/31/05

                           6-MONTH        1-YEAR          5-YEAR         10-YEAR
--------------------------------------------------------------------------------
NEW JERSEY FUNDS
--------------------------------------------------------------------------------
NQJ                         0.08%         5.28%           7.02%          6.30%
--------------------------------------------------------------------------------
NNJ                        -0.12%         4.52%           6.85%          6.54%
--------------------------------------------------------------------------------
NXJ                         0.42%         5.72%           NA             NA
--------------------------------------------------------------------------------
NUJ                         0.40%         5.87%           NA             NA
--------------------------------------------------------------------------------
Lipper New Jersey
Municipal Debt Funds
Average1                   0.58%          4.72%           7.21%          6.35%
--------------------------------------------------------------------------------
PENNSYLVANIA FUNDS
--------------------------------------------------------------------------------
NQP                        -0.27%         4.07%           6.98%          5.87%
--------------------------------------------------------------------------------
NPY                        -0.04%         3.87%           7.24%          6.60%
--------------------------------------------------------------------------------
NXM                         0.29%         4.78%           NA             NA
--------------------------------------------------------------------------------
NVY                         0.02%         4.34%           NA             NA
--------------------------------------------------------------------------------
Lipper Pennsylvania
Municipal Debt Funds
Average1                   0.70%          5.92%           7.25%          6.19%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index2                0.60%          3.51%           5.59%          5.72%
--------------------------------------------------------------------------------

*Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.


For the six months ended December 31, 2005, the cumulative returns on net asset value (NAV) for all of these Funds underperformed the return on the Lehman Brothers Municipal Bond Index benchmark. The Funds also trailed the averages of their respective Lipper peer groups.

One of the factors affecting the Funds' six-month performance relative to that of the unleveraged Lehman Brothers index was the Funds' use of financial leverage. While leveraging provides opportunities for additional income and total returns for common shareholders when interest rates fall or remain consistently low (as has been the case over the past several years), this benefit is reduced when interest rates rise. With the increase in both short-term and long-term rates over this six-month period, the decline in value of the bonds in these Funds' portfolios was exacerbated by the effect of leveraging. In addition, the extent of the leverage benefit is tied in part to the short-term



1 The Lipper New Jersey Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 13 funds; 1 year, 13 funds; 5 years, 8 funds; and 10 years, 6 funds. The Lipper Pennsylvania Municipal Debt Funds category average is calculated using the returns of all exchange-traded closed-end funds for each period as follows: 6 months, 12 funds; 1 year, 12 funds; 5 years, 9 funds; and 10 years, 7 funds. Fund and Lipper returns assume reinvestment of dividends.

2 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

rates the Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to their MuniPreferred share holders, which can leave more earnings to support common share dividends. When short-term interest rates rise, as they did during this reporting period, the Funds' borrowing costs also rise, impacting the Funds' expenses, income streams and common share total returns. However, leverage is still contributing positively to common share net income, and we remain convinced that leveraging is likely to benefit the performance of these Funds over the long term.

During this reporting period, all of the Funds benefited from their allocations of lower-quality credits, as bonds rated BBB or lower generally outperformed higher-rated securities. This was largely the result of investor demand for the higher yields typically associated with lower-quality bonds, which drove up the value of these bonds. Among the New Jersey Funds, allocations of bonds rated BBB or lower and non-rated bonds totaled 12% in NNJ, 14% in NXJ, 15% in NQJ, and 21% in NUJ as of December 31, 2005. The Pennsylvania Funds had weightings ranging from 7% in NQP to 12% in NPY, 16% in NXM and 17% NVY. The differences in allocations to lower-rated bonds accounted for much of the performance differential among these Funds for this six-month period, especially in NNJ, NQP and NPY, which had the smallest weightings of lower-rated credits.

Among the holdings making positive contributions to all of the Funds' cumulative returns for this period were industrial development and healthcare bonds, which ranked as the top two sectors in terms of performance among the Lehman Brothers municipal revenue sectors for the period. BBB rated bonds backed by the 1998 master tobacco settlement agreement also contributed to the New Jersey Funds' returns, as the litigation environment for tobacco companies improved and favorable supply/demand dynamics drove tobacco bond prices higher. As of December 31, 2005, the New Jersey Funds held between 3% and 4% of their portfolios in unenhanced, uninsured New Jersey tobacco bonds. The Pennsylvania Funds did not hold any tobacco credits during this reporting period.

NXJ and NUJ also held small positions in bonds rated Caa2/B issued by New Jersey Economic Development Authority for Continental Airlines, which performed very well during this period. Given the continued turmoil in the airline industry due to additional bankruptcies and higher energy prices, we believed it would be prudent to reduce our exposure to this credit and took advantage of an attractive opportunity to sell some of these bonds. However, because we think they could still offer some upside potential, both NXJ and NUJ continued to maintain a position in these bonds as of December 31, 2005.

Among higher quality credits, housing bonds, particularly those issued for multifamily housing, were some of the best performing issues in the Funds' portfolios, as rising interest rates lessened the incidence and impact of prepayments and calls on these bonds.

During this six-month period, the Funds' holdings of pre-refunded bonds and insured credits tended to underperform other segments of the municipal market. Among the Pennsylvania Funds, NPY had the heaviest weighting in insured bonds, which constrained its performance for this period. In general, bonds that mature in four to twelve years also underperformed. NVY held a large position in Pennsylvania general obligation bonds that generally fell into this maturity range and this hampered its performance over this period.


HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF DECEMBER 31, 2005?

As of December 31, 2005, all eight of these Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 66% in NUJ to 73% in NXM, 78% in NXJ, 79% in NVY, 81% in NQJ, 83% in NPY, 84% in NNJ and 88% in NQP.

As of December 31, 2005, potential call exposure during 2006 and 2007 ranged from 0% in NVY to 3% in NQP and NXM, 7% in NUJ, 9% in NNJ,10% in NXJ, 11% in NQJ and 14% in NPY. The number of actual bond calls in all of these Funds depends largely on future market interest rates.

Dividend and Share Price
       INFORMATION


All of these Funds use leverage to potentially enhance the income available to support common shareholder dividends. The extent of this benefit is tied in part to the short-term rates these leveraged Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. However, when short-term interest rates rise, as they did during this reporting period, the Funds' borrowing costs also rise. While leveraging still provided income benefits for common shareholders, the extent of these benefits was reduced. This resulted in a single monthly dividend reduction in NUJ and NXM and two reductions in NQJ, NNJ, NQP and NPY over the six-month period ended December 31, 2005. The dividends of NXJ and NVY remained stable throughout this reporting period.

In addition, due to normal portfolio activity, common shareholders of the Funds received capital gains and net ordinary income distributions at the end of December 2005 as follows:

             LONG-TERM CAPITAL GAINS                    ORDINARY INCOME
                         (PER SHARE)                        (PER SHARE)
--------------------------------------------------------------------------------
NQJ                          $0.2403                                 --
--------------------------------------------------------------------------------
NNJ                          $0.3089                            $0.0007
--------------------------------------------------------------------------------
NXJ                          $0.1034                                 --
--------------------------------------------------------------------------------
NUJ                          $0.0940                            $0.0001
--------------------------------------------------------------------------------
NQP                          $0.1058                            $0.0005
--------------------------------------------------------------------------------
NPY                          $0.2137                            $0.0023
--------------------------------------------------------------------------------
NXM                          $0.1015                                 --
--------------------------------------------------------------------------------
NVY                          $0.0976                                 --
--------------------------------------------------------------------------------

These distributions, some of which were relatively large, represented an important part of the Funds' returns for this period. They were generated by bond calls and the sale of appreciated securities. This had a slight negative impact on the Funds' earning power per common share and was a minor factor in the per share dividend reductions noted above.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of December 31, 2005, all of the Funds in this report except NQP and NVY had positive UNII balances for both financial statement and tax purposes. NQP and NVY had positive UNII balances for tax purposes and negative UNII balances for financial statement purposes.

As of December 31, 2005, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                            12/31/05                    6-MONTH AVERAGE
                    PREMIUM/DISCOUNT                   PREMIUM/DISCOUNT
--------------------------------------------------------------------------------
NQJ                           -5.68%                             -2.12%
--------------------------------------------------------------------------------
NNJ                           -5.55%                             -3.12%
--------------------------------------------------------------------------------
NXJ                           +0.59%                             -1.49%
--------------------------------------------------------------------------------
NUJ                           +7.77%                             +1.42%
--------------------------------------------------------------------------------
NQP                          -10.07%                             -5.94%
--------------------------------------------------------------------------------
NPY                           -4.63%                             -1.47%
--------------------------------------------------------------------------------
NXM                           +2.59%                             +3.33%
--------------------------------------------------------------------------------
NVY                           -5.59%                             -3.98%
--------------------------------------------------------------------------------

Nuveen New Jersey Investment Quality Municipal Fund, Inc.
NQJ

Performance
     OVERVIEW  As of December 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              76%
AA                                5%
A                                 4%
BBB                              13%
BB or Lower                       1%
N/R                               1%

Bar Chart:
2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                             0.08
Feb                             0.08
Mar                            0.077
Apr                            0.077
May                            0.077
Jun                            0.073
Jul                            0.073
Aug                            0.073
Sep                            0.069
Oct                            0.069
Nov                            0.069
Dec                           0.0655

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/01/05                       15.37
                              15.33
                              15.46
                              15.44
                              15.52
                              15.6
                              15.52
                              15.51
                              15.4
                              15.37
                              15.46
                              15.45
                              15.51
                              15.38
                              15.44
                              15.4
                              15.4
                              15.37
                              15.66
                              15.73
                              15.95
                              15.99
                              15.78
                              15.83
                              15.8
                              15.95
                              15.9
                              15.93
                              15.86
                              15.83
                              15.7
                              15.63
                              15.51
                              15.43
                              15.6
                              15.64
                              15.5
                              15.63
                              15.5
                              15.55
                              15.6
                              15.64
                              15.72
                              15.75
                              15.75
                              15.49
                              15.39
                              15.29
                              15.32
                              15.1
                              15.13
                              15.04
                              15.05
                              14.97
                              14.92
                              14.64
                              14.69
                              14.58
                              14.54
                              14.69
                              14.75
                              14.82
                              14.77
                              14.72
                              14.75
                              14.84
                              14.88
                              14.9
                              14.92
                              14.8
                              14.82
                              14.75
                              14.92
                              14.88
                              14.79
                              14.73
                              14.81
                              14.8
                              14.85
                              14.98
                              15.06
                              14.96
                              14.96
                              14.96
                              14.98
                              15.08
                              15.08
                              15
                              14.98
                              15.01
                              14.91
                              14.95
                              15
                              15.09
                              15.05
                              15.09
                              15.11
                              15.05
                              15.06
                              15.08
                              15.07
                              15.07
                              15.15
                              15.4
                              15.38
                              15.4
                              15.35
                              15.27
                              15.25
                              15.25
                              15.21
                              15.17
                              15.01
                              15.09
                              15.09
                              15.14
                              15.21
                              15.16
                              15.18
                              15.22
                              15.24
                              15.2
                              15.27
                              15.26
                              15.31
                              15.25
                              15.4
                              15.39
                              15.43
                              15.43
                              15.4
                              15.3
                              15.34
                              15.26
                              15.28
                              15.26
                              15.26
                              15.29
                              15.32
                              15.34
                              15.39
                              15.36
                              15.44
                              15.44
                              15.49
                              15.58
                              15.58
                              15.5
                              15.43
                              15.39
                              15.48
                              15.47
                              15.6
                              15.42
                              15.59
                              15.49
                              15.38
                              15.4
                              15.41
                              15.33
                              15.4
                              15.49
                              15.45
                              15.54
                              15.47
                              15.58
                              15.58
                              15.65
                              15.56
                              15.64
                              15.67
                              15.75
                              15.66
                              15.63
                              15.74
                              15.77
                              15.85
                              15.82
                              15.64
                              15.7
                              15.41
                              15.4
                              15.46
                              15.4
                              15.36
                              15.3
                              15.21
                              15.16
                              15.27
                              15.28
                              15.3
                              15.29
                              15.17
                              15.14
                              15
                              15.02
                              14.91
                              14.96
                              14.78
                              14.66
                              14.6
                              14.55
                              14.44
                              14.31
                              14.41
                              14.45
                              14.48
                              14.43
                              14.28
                              14.37
                              14.37
                              14.46
                              14.48
                              14.52
                              14.44
                              14.42
                              14.35
                              14.4
                              14.38
                              14.29
                              14.29
                              14.15
                              14.18
                              14.18
                              14.15
                              14.17
                              14.19
                              14.17
                              14.15
                              14.19
                              14.22
                              14.29
                              14.41
                              14.38
                              14.36
                              14.31
                              14.4
                              14.4
                              14.45
                              14.45
                              14.4
                              14.1
                              14.25
                              14.19
                              14.18
                              14.14
                              14
                              13.89
                              13.96
                              14
                              14.01
                              14.13
                              14.14
                              14.11
12/31/05                      14.11

(Sidebar)

FUND SNAPSHOT
------------------------------------
Common Share Price            $14.11
------------------------------------
Common Share
Net Asset Value               $14.96
------------------------------------
Premium/(Discount) to NAV     -5.68%
------------------------------------
Market Yield                   5.57%
------------------------------------
Taxable-Equivalent Yield1      8.25%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $306,253
------------------------------------
Average Effective
Maturity on Securities (Years) 17.26
------------------------------------
Leverage-Adjusted Duration      8.33
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 2/21/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -3.24%         0.08%
------------------------------------
1-Year         -0.34%         5.28%
------------------------------------
5-Year          4.66%         7.02%
------------------------------------
10-Year         5.58%         6.30%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Transportation                 17.4%
------------------------------------
Tax Obligation/Limited         16.2%
------------------------------------
Education and Civic
Organizations                  14.1%
------------------------------------
Health Care                    12.6%
------------------------------------
U.S. Guaranteed                11.7%
------------------------------------
Tax Obligation/General          8.1%
------------------------------------
Water and Sewer                 5.1%
------------------------------------
Other                          14.8%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2005 of $0.2403 per share.

Nuveen New Jersey Premium Income Municipal Fund, Inc.
NNJ

Performance
     OVERVIEW  As of December 31, 2005

Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              78%
AA                                6%
A                                 4%
BBB                              10%
N/R                               2%

Bar Chart:
2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                            0.078
Feb                            0.078
Mar                            0.075
Apr                            0.075
May                            0.075
Jun                            0.071
Jul                            0.071
Aug                            0.071
Sep                           0.0675
Oct                           0.0675
Nov                           0.0675
Dec                            0.064

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/01/05                       15.8
                              15.7
                              15.64
                              15.59
                              15.54
                              15.67
                              15.74
                              15.73
                              15.71
                              15.71
                              15.68
                              15.85
                              15.87
                              15.88
                              15.81
                              15.92
                              15.93
                              15.86
                              15.84
                              15.85
                              15.99
                              16.1
                              16.04
                              16.14
                              16.06
                              16.12
                              16.13
                              16.25
                              15.77
                              15.81
                              15.67
                              15.6
                              15.55
                              15.48
                              15.45
                              15.51
                              15.79
                              15.75
                              15.7
                              15.68
                              15.71
                              15.7
                              15.69
                              15.66
                              15.7
                              15.57
                              15.42
                              15.35
                              15.4
                              15.21
                              15.2
                              15.39
                              15.24
                              15.21
                              14.91
                              14.85
                              14.96
                              14.86
                              14.85
                              14.72
                              14.96
                              15.19
                              15.1
                              15.05
                              15
                              14.99
                              14.9
                              14.92
                              15.12
                              14.98
                              15.04
                              14.96
                              15.03
                              15.1
                              15.07
                              15.07
                              15.08
                              15.28
                              15.3
                              15.49
                              15.54
                              15.55
                              15.55
                              15.55
                              15.67
                              15.51
                              15.52
                              15.34
                              15.4
                              15.41
                              15.36
                              15.39
                              15.38
                              15.39
                              15.39
                              15.54
                              15.58
                              15.5
                              15.52
                              15.45
                              15.44
                              15.48
                              15.56
                              15.71
                              15.81
                              15.7
                              15.71
                              15.67
                              15.64
                              15.58
                              15.62
                              15.62
                              15.56
                              15.52
                              15.51
                              15.53
                              15.54
                              15.48
                              15.5
                              15.59
                              15.6
                              15.62
                              15.59
                              15.52
                              15.51
                              15.76
                              15.89
                              15.76
                              15.8
                              15.8
                              15.8
                              15.6
                              15.64
                              15.5
                              15.45
                              15.48
                              15.45
                              15.44
                              15.38
                              15.42
                              15.44
                              15.48
                              15.5
                              15.57
                              15.64
                              15.7
                              15.7
                              15.75
                              15.79
                              15.72
                              15.75
                              15.82
                              15.72
                              15.53
                              15.74
                              15.6
                              15.56
                              15.58
                              15.69
                              15.6
                              15.61
                              15.6
                              15.59
                              15.67
                              15.69
                              15.76
                              15.79
                              15.95
                              16
                              15.98
                              15.89
                              15.81
                              15.7
                              15.66
                              15.65
                              15.64
                              15.68
                              15.6
                              15.53
                              15.48
                              15.47
                              15.4
                              15.32
                              15.35
                              15.53
                              15.32
                              15.3
                              15.06
                              15.13
                              15.09
                              15.18
                              15.26
                              15.15
                              15.12
                              14.95
                              14.9
                              14.84
                              14.84
                              14.72
                              14.82
                              14.69
                              14.6
                              14.41
                              14.4
                              14.47
                              14.63
                              14.69
                              14.61
                              14.69
                              14.78
                              14.74
                              14.74
                              14.74
                              14.8
                              15.28
                              15.12
                              15.21
                              15.16
                              14.95
                              14.83
                              14.81
                              14.9
                              14.82
                              14.78
                              14.79
                              14.86
                              14.81
                              14.88
                              14.76
                              14.81
                              14.81
                              14.73
                              14.7
                              14.69
                              14.75
                              14.74
                              14.82
                              14.74
                              14.8
                              14.78
                              14.78
                              14.36
                              14.45
                              14.44
                              14.38
                              14.4
                              14.38
                              14.29
                              14.29
                              14.35
                              14.27
                              14.34
                              14.41
                              14.46
12/31/05                      14.46

(Sidebar)

FUND SNAPSHOT
------------------------------------
Common Share Price            $14.46
------------------------------------
Common Share
Net Asset Value               $15.31
------------------------------------
Premium/(Discount) to NAV     -5.55%
------------------------------------
Market Yield                   5.31%
------------------------------------
Taxable-Equivalent Yield1      7.87%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $184,385
------------------------------------
Average Effective
Maturity on Securities (Years) 16.08
------------------------------------
Leverage-Adjusted Duration      8.71
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/17/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -3.74%        -0.12%
------------------------------------
1-Year         -1.30%         4.52%
------------------------------------
5-Year          6.77%         6.85%
------------------------------------
10-Year         7.34%         6.54%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------

Tax Obligation/Limited         20.8%
------------------------------------
Transportation                 14.3%
------------------------------------
Education and Civic
Organizations                  12.6%
------------------------------------
U.S. Guaranteed                11.3%
------------------------------------
Tax Obligation/General         10.4%
------------------------------------
Health Care                     9.7%
------------------------------------
Water and Sewer                 9.6%
------------------------------------
Other                          11.3%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.3089 and $0.0007 per share, respectively.

Nuveen New Jersey Dividend Advantage Municipal Fund
NXJ

Performance
      OVERVIEW  As of December 31, 2005

Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              76%
AA                                2%
A                                 8%
BBB                              12%
BB or Lower                       1%
N/R                               1%

Bar Chart:
2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                           0.0785
Feb                           0.0785
Mar                           0.0755
Apr                           0.0755
May                           0.0755
Jun                           0.0715
Jul                           0.0715
Aug                           0.0715
Sep                           0.0715
Oct                           0.0715
Nov                           0.0715
Dec                           0.0715

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/01/05                       15.14
                              15.23
                              15.15
                              15.05
                              15.23
                              15.22
                              15.03
                              15.09
                              15.35
                              15.35
                              15.23
                              15.09
                              15.23
                              15.43
                              15.54
                              15.55
                              15.58
                              15.55
                              15.6
                              15.55
                              15.9
                              15.61
                              15.43
                              15.62
                              15.77
                              15.75
                              15.8
                              15.88
                              15.69
                              15.7
                              15.74
                              15.68
                              15.41
                              15.11
                              15
                              15.17
                              15.21
                              15.4
                              15.12
                              15.23
                              15.26
                              15.46
                              15.5
                              15.54
                              15.27
                              15.08
                              15
                              14.91
                              15.08
                              14.7
                              14.77
                              14.8
                              14.83
                              14.91
                              14.9
                              14.1
                              14.2
                              13.85
                              13.75
                              13.96
                              14.09
                              14.15
                              14.17
                              14.32
                              14.42
                              14.4
                              14.31
                              14.36
                              14.37
                              14.3
                              14.36
                              14.36
                              14.43
                              14.52
                              14.44
                              14.34
                              14.38
                              14.43
                              14.82
                              14.7
                              14.86
                              14.96
                              14.96
                              14.63
                              14.65
                              14.65
                              14.76
                              14.7
                              15
                              14.94
                              14.75
                              14.92
                              14.92
                              15.06
                              14.96
                              14.85
                              14.98
                              14.9
                              14.99
                              14.93
                              15.01
                              15.25
                              15.3
                              15.3
                              15.25
                              15.15
                              15.16
                              15.05
                              15.22
                              15.12
                              14.87
                              14.9
                              14.82
                              14.84
                              15
                              14.94
                              14.82
                              15.14
                              15.06
                              15.33
                              15.1
                              15.07
                              15.23
                              15.13
                              15.12
                              15.38
                              15.56
                              15.2
                              15.22
                              15.28
                              15.38
                              15.29
                              15.32
                              15.25
                              15.42
                              15.39
                              15.3
                              15.43
                              15.36
                              15.38
                              15.27
                              15.43
                              15.61
                              15.62
                              15.42
                              15.39
                              15.39
                              15.42
                              15.5
                              15.4
                              15.46
                              15.34
                              15.24
                              15.16
                              15.29
                              15.29
                              15.22
                              15.22
                              15.33
                              15.05
                              15.15
                              15.17
                              15.31
                              15.3
                              15.3
                              15.4
                              15.4
                              15.48
                              15.57
                              15.44
                              15.43
                              15.43
                              15.23
                              15.04
                              15.09
                              15.32
                              15.39
                              15.29
                              15.38
                              15.17
                              15.21
                              15.19
                              15.1
                              14.91
                              15.09
                              15.07
                              14.91
                              15.14
                              15.1
                              15.08
                              15.25
                              15.47
                              15.38
                              15.4
                              15.23
                              15.3
                              15.27
                              15.2
                              15
                              14.75
                              14.76
                              14.76
                              14.96
                              14.94
                              15
                              14.98
                              14.61
                              14.85
                              14.7
                              14.6
                              14.63
                              14.58
                              14.66
                              14.73
                              14.68
                              14.58
                              14.7
                              14.7
                              14.74
                              14.55
                              14.5
                              14.55
                              14.49
                              14.49
                              14.54
                              14.38
                              14.36
                              14.45
                              14.3
                              14.48
                              14.49
                              14.7
                              15.15
                              15
                              15.2
                              15.1
                              15.35
                              15.16
                              15.1
                              15.12
                              15.1
                              15
                              15.2
                              15.04
                              14.9
                              14.88
                              14.85
                              14.78
                              14.9
                              14.82
                              14.75
                              14.95
                              14.94
                              15.25
12/31/05                      15.25

(Sidebar)

FUND SNAPSHOT
------------------------------------
Common Share Price            $15.25
------------------------------------
Common Share
Net Asset Value               $15.16
------------------------------------
Premium/(Discount) to NAV      0.59%
------------------------------------
Market Yield                   5.63%
------------------------------------
Taxable-Equivalent Yield1      8.34%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $99,419
------------------------------------
Average Effective
Maturity on Securities (Years) 17.21
------------------------------------
Leverage-Adjusted Duration      8.23
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/27/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    2.66%         0.42%
------------------------------------
1-Year          7.33%         5.72%
------------------------------------
Since
Inception       6.57%         7.44%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Transportation                 16.7%
------------------------------------
Water and Sewer                16.6%
------------------------------------
Tax Obligation/Limited         15.1%
------------------------------------
Education and Civic
Organizations                  14.3%
------------------------------------
U.S. Guaranteed                13.8%
------------------------------------
Health Care                    11.4%
------------------------------------
Other                          12.1%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2005 of $0.1034 per share.

Nuveen New Jersey Dividend Advantage Municipal Fund 2
NUJ

Performance
     OVERVIEW  As of December 31, 2005

Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              64%
AA                                2%
A                                13%
BBB                              17%
BB or Lower                       2%
N/R                               2%

Bar Chart:
2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                           0.0765
Feb                           0.0765
Mar                           0.0765
Apr                           0.0765
May                           0.0765
Jun                           0.0765
Jul                           0.0765
Aug                           0.0765
Sep                            0.073
Oct                            0.073
Nov                            0.073
Dec                            0.073

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/01/05                       15.2
                              15.04
                              15.1
                              15.1
                              15.08
                              15.13
                              15.24
                              15.15
                              15
                              14.99
                              14.95
                              15.21
                              15.12
                              15
                              15
                              14.93
                              15
                              14.95
                              15.21
                              15.46
                              15.73
                              15.65
                              15.69
                              15.56
                              15.53
                              15.57
                              15.75
                              15.87
                              15.8
                              15.95
                              15.91
                              15.7
                              15.39
                              14.97
                              14.91
                              15.03
                              15.2
                              15.46
                              15.31
                              15.3
                              15.45
                              15.5
                              15.57
                              15.65
                              15.61
                              15.52
                              15.41
                              15.29
                              15.29
                              14.9
                              14.86
                              14.82
                              14.75
                              14.46
                              14.36
                              13.89
                              14.05
                              14.08
                              14.05
                              14.18
                              14.22
                              14.29
                              14.29
                              14.18
                              14.11
                              14.23
                              14.26
                              14.34
                              14.52
                              14.5
                              14.57
                              14.62
                              14.67
                              14.9
                              14.74
                              14.55
                              14.6
                              14.47
                              14.44
                              14.55
                              14.7
                              14.74
                              14.74
                              14.82
                              15.18
                              15.1
                              15.3
                              15.09
                              15.13
                              15.12
                              15.08
                              14.99
                              14.96
                              15.21
                              15.06
                              14.96
                              14.93
                              15.03
                              15.09
                              15.02
                              15.04
                              15.14
                              15.47
                              15.78
                              15.8
                              15.7
                              15.57
                              15.58
                              15.66
                              15.79
                              15.59
                              15.77
                              15.79
                              15.79
                              15.9
                              15.83
                              15.65
                              15.65
                              15.8
                              15.76
                              15.62
                              15.64
                              15.61
                              15.61
                              15.47
                              15.9
                              16
                              16
                              16.25
                              16.2
                              16.1
                              15.98
                              15.95
                              15.48
                              15.52
                              15.55
                              15.65
                              15.81
                              16.05
                              15.9
                              15.77
                              15.61
                              15.64
                              15.9
                              16.11
                              16
                              16
                              16.1
                              15.8
                              16.09
                              16.01
                              15.97
                              15.7
                              15.7
                              15.68
                              15.72
                              15.6
                              15.62
                              16
                              15.62
                              15.58
                              15.66
                              15.86
                              16.09
                              15.94
                              15.95
                              15.9
                              16.05
                              16.25
                              16.21
                              16.2
                              16.05
                              15.9
                              15.6
                              15.44
                              15.6
                              15.6
                              15.55
                              15.55
                              15.51
                              15.46
                              15.44
                              15.47
                              15.44
                              15.55
                              15.62
                              15.75
                              15.74
                              15.62
                              15.61
                              15.6
                              15.87
                              15.87
                              15.87
                              15.85
                              15.75
                              15.74
                              15.7
                              15.25
                              15.1
                              15.19
                              15.19
                              15.71
                              15.3
                              15.41
                              15.29
                              14.92
                              15.1
                              15.03
                              15.11
                              15.25
                              15.1
                              15.05
                              15.11
                              15.08
                              14.95
                              15.16
                              15.7
                              15.36
                              15.17
                              15.11
                              15.02
                              15.06
                              15.25
                              15.25
                              15.14
                              15.23
                              15.34
                              15.15
                              15.45
                              15.7
                              15.61
                              15.8
                              15.6
                              15.66
                              15.57
                              15.88
                              15.87
                              15.87
                              15.77
                              15.89
                              15.71
                              15.85
                              15.9
                              15.92
                              16.1
                              15.64
                              16.07
                              16.15
                              16.14
                              16.15
                              16.25
                              16.5
                              16.5
12/31/05                      16.5

(Sidebar)

FUND SNAPSHOT
------------------------------------
Common Share Price            $16.50
------------------------------------
Common Share
Net Asset Value               $15.31
------------------------------------
Premium/(Discount) to NAV      7.77%
------------------------------------
Market Yield                   5.31%
------------------------------------
Taxable-Equivalent Yield1      7.87%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $69,079
------------------------------------
Average Effective
Maturity on Securities (Years) 17.58
------------------------------------
Leverage-Adjusted Duration      8.07
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    7.32%         0.40%
------------------------------------
1-Year         17.41%         5.87%
------------------------------------
Since
Inception       9.19%         8.34%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Health Care                    17.1%
------------------------------------
Transportation                 14.5%
------------------------------------
U.S. Guaranteed                14.4%
------------------------------------
Tax Obligation/Limited         11.5%
------------------------------------
Education and Civic
Organizations                  10.7%
------------------------------------
Utilities                       6.9%
------------------------------------
Long-Term Care                  5.2%
------------------------------------
Water and Sewer                 4.8%
------------------------------------
Other                          14.9%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.0940 and $0.0001 per share, respectively.

Nuveen Pennsylvania Investment Quality Municipal Fund
NQP

Performance
     OVERVIEW  As of December 31, 2005

Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              71%
AA                               17%
A                                 5%
BBB                               6%
N/R                               1%

Bar Chart:
2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                            0.076
Feb                            0.076
Mar                            0.072
Apr                            0.072
May                            0.072
Jun                            0.067
Jul                            0.067
Aug                            0.067
Sep                            0.062
Oct                            0.062
Nov                            0.062
Dec                           0.0575

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/01/05                       15.32
                              15.38
                              15.47
                              15.46
                              15.47
                              15.51
                              15.55
                              15.51
                              15.47
                              15.62
                              15.5
                              15.58
                              15.54
                              15.45
                              15.43
                              15.42
                              15.48
                              15.42
                              15.44
                              15.47
                              15.5
                              15.49
                              15.55
                              15.58
                              15.56
                              15.68
                              15.92
                              15.78
                              15.57
                              15.72
                              15.5
                              15.51
                              15.47
                              15.51
                              15.25
                              15.24
                              15.33
                              15.36
                              15.41
                              15.6
                              15.55
                              15.58
                              15.76
                              15.8
                              15.7
                              15.49
                              15.55
                              15.29
                              15.01
                              14.85
                              14.8
                              14.75
                              14.7
                              14.64
                              14.19
                              13.86
                              14.15
                              13.9
                              13.91
                              14.02
                              14.16
                              14.27
                              14.45
                              14.28
                              14.26
                              14.27
                              14.32
                              14.34
                              14.38
                              14.24
                              14.28
                              14.3
                              14.36
                              14.44
                              14.42
                              14.28
                              14.36
                              14.5
                              14.41
                              14.42
                              14.49
                              14.53
                              14.53
                              14.48
                              14.5
                              14.57
                              14.67
                              14.67
                              14.78
                              14.83
                              14.79
                              14.82
                              14.78
                              14.76
                              14.82
                              14.88
                              14.92
                              14.93
                              14.87
                              14.95
                              14.89
                              14.97
                              14.98
                              15.13
                              15.16
                              15.12
                              15.04
                              15
                              15
                              15.02
                              14.85
                              14.86
                              14.92
                              14.72
                              14.7
                              14.71
                              14.8
                              14.69
                              14.7
                              14.74
                              14.81
                              14.84
                              14.89
                              14.91
                              14.91
                              15.16
                              15.1
                              15.09
                              15.04
                              15.04
                              15.05
                              15.06
                              15.12
                              15
                              15.01
                              15.1
                              15.05
                              15.15
                              15.06
                              15.06
                              15
                              15
                              15.04
                              14.97
                              15.01
                              15.01
                              15.01
                              14.99
                              15.05
                              15.07
                              15.11
                              15.09
                              14.97
                              14.91
                              14.88
                              15.05
                              15.2
                              15.02
                              15.07
                              15.08
                              15.17
                              15.13
                              15.04
                              15.08
                              15.08
                              15.02
                              15.02
                              15.18
                              15.17
                              15.21
                              15.3
                              15.27
                              15.27
                              15.11
                              15.12
                              15.1
                              15.12
                              14.92
                              14.83
                              14.81
                              14.81
                              14.83
                              14.75
                              14.77
                              14.76
                              14.76
                              14.57
                              14.42
                              14.35
                              14.34
                              14.39
                              14.39
                              14.4
                              14.4
                              14.32
                              14.31
                              14.29
                              14.31
                              14.22
                              14.08
                              14.05
                              14.09
                              14
                              14
                              14.01
                              14.03
                              13.95
                              13.96
                              13.92
                              13.98
                              13.98
                              14.03
                              14.06
                              13.96
                              13.92
                              14.01
                              14.08
                              14.16
                              13.94
                              13.94
                              13.85
                              13.97
                              13.89
                              13.9
                              13.8
                              13.79
                              13.77
                              13.81
                              13.97
                              13.95
                              13.95
                              13.85
                              13.76
                              13.72
                              13.72
                              13.67
                              13.71
                              13.72
                              13.71
                              13.6
                              13.63
                              13.39
                              13.44
                              13.41
                              13.5
                              13.5
                              13.52
                              13.5
                              13.58
                              13.63
                              13.64
                              13.63
                              13.6
                              13.67
12/31/05                      13.67

(Sidebar)

FUND SNAPSHOT
------------------------------------
Common Share Price            $13.67
------------------------------------
Common Share
Net Asset Value               $15.20
------------------------------------
Premium/(Discount) to NAV    -10.07%
------------------------------------
Market Yield                   5.05%
------------------------------------
Taxable-Equivalent Yield1      7.21%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $247,844
------------------------------------
Average Effective
Maturity on Securities
(Years)                        15.30
------------------------------------
Leverage-Adjusted Duration      8.25
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 2/21/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -6.72%        -0.27%
------------------------------------
1-Year         -5.06%         4.07%
------------------------------------
5-Year          6.38%         6.98%
------------------------------------
10-Year         4.17%         5.87%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Education and Civic
Organizations                  16.9%
------------------------------------
Tax Obligation/Limited         16.5%
------------------------------------
U.S. Guaranteed                14.8%
------------------------------------
Tax Obligation/General         14.7%
------------------------------------
Water and Sewer                 9.9%
------------------------------------
Transportation                  7.0%
------------------------------------
Health Care                     6.8%
------------------------------------
Utilities                       6.2%
------------------------------------
Other                           7.2%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.1058 and $0.0005 per share, respectively.

Nuveen Pennsylvania Premium Income Municipal Fund 2
NPY

Performance
     OVERVIEW  As of December 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              77%
AA                                6%
A                                 5%
BBB                               7%
BB or Lower                       3%
N/R                               2%

Bar Chart:
2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                            0.079
Feb                            0.079
Mar                            0.075
Apr                            0.075
May                            0.075
Jun                            0.071
Jul                            0.071
Aug                            0.071
Sep                           0.0665
Oct                           0.0665
Nov                           0.0665
Dec                            0.063

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/01/05                       15.54
                              15.37
                              15.28
                              15.44
                              15.4
                              15.36
                              15.38
                              15.46
                              15.48
                              15.66
                              15.46
                              15.48
                              15.56
                              15.6
                              15.78
                              15.85
                              15.85
                              15.76
                              15.83
                              15.69
                              15.77
                              15.67
                              15.8
                              15.84
                              15.9
                              15.83
                              15.89
                              15.82
                              15.76
                              15.7
                              15.56
                              15.68
                              15.66
                              15.62
                              15.47
                              15.7
                              15.81
                              15.79
                              15.85
                              15.95
                              15.9
                              16
                              16.02
                              15.92
                              15.71
                              15.65
                              15.48
                              15.52
                              15.45
                              15.14
                              15.22
                              15.34
                              15.26
                              15.2
                              15.19
                              15.11
                              15.3
                              14.93
                              14.9
                              15
                              14.8
                              14.9
                              14.87
                              14.83
                              14.84
                              14.83
                              14.9
                              15.13
                              15.06
                              15.06
                              15
                              14.96
                              14.86
                              14.86
                              14.88
                              14.87
                              14.92
                              14.88
                              14.85
                              14.94
                              15.21
                              15.05
                              15.05
                              15.05
                              15
                              14.95
                              15.01
                              15.06
                              15.1
                              15.21
                              15.08
                              15.16
                              15.12
                              15.1
                              15.09
                              15.07
                              15.13
                              15.14
                              15.12
                              15.16
                              15.19
                              15.24
                              15.22
                              15.33
                              15.37
                              15.54
                              15.48
                              15.4
                              15.35
                              15.38
                              15.39
                              15.32
                              15.3
                              15.2
                              15.2
                              15.3
                              15.25
                              15.15
                              15.02
                              15.15
                              15.22
                              15.21
                              15.13
                              15.16
                              15.19
                              15.16
                              15.22
                              15.17
                              15.3
                              15.33
                              15.18
                              15.15
                              15.29
                              15.27
                              15.3
                              15.38
                              15.32
                              15.4
                              15.36
                              15.31
                              15.31
                              15.25
                              15.2
                              15.42
                              15.52
                              15.34
                              15.34
                              15.38
                              15.49
                              15.4
                              15.39
                              15.38
                              15.33
                              15.45
                              15.54
                              15.52
                              15.6
                              15.56
                              15.56
                              15.61
                              15.78
                              15.81
                              15.7
                              15.63
                              15.61
                              15.61
                              15.55
                              15.52
                              15.63
                              15.63
                              15.75
                              15.8
                              15.77
                              15.54
                              15.7
                              15.73
                              15.55
                              15.44
                              15.46
                              15.31
                              15.25
                              15.17
                              15.1
                              15.05
                              15
                              15
                              14.94
                              14.94
                              14.75
                              14.89
                              14.82
                              14.94
                              14.93
                              14.8
                              14.77
                              14.68
                              14.66
                              14.79
                              14.61
                              14.43
                              14.38
                              14.21
                              14.14
                              14.2
                              14.14
                              14.24
                              14.13
                              14.1
                              14.1
                              14.18
                              14.14
                              14.19
                              14.16
                              14.07
                              14.09
                              14
                              13.99
                              13.98
                              13.97
                              13.9
                              13.85
                              13.87
                              13.85
                              13.89
                              13.87
                              13.84
                              13.84
                              13.89
                              13.8
                              13.84
                              13.89
                              13.95
                              13.87
                              14.05
                              14.02
                              13.91
                              13.89
                              13.9
                              13.86
                              13.88
                              13.92
                              13.66
                              13.64
                              13.5
                              13.63
                              13.63
                              13.71
                              13.59
                              13.7
                              13.64
                              13.75
                              13.96
                              14.06
                              14.01
12/31/05                      14.01

(Sidebar)

FUND SNAPSHOT
------------------------------------
Common Share Price            $14.01
------------------------------------
Common Share
Net Asset Value               $14.69
------------------------------------
Premium/(Discount) to NAV     -4.63%
------------------------------------
Market Yield                   5.40%
------------------------------------
Taxable-Equivalent Yield1      7.71%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $232,528
------------------------------------
Average Effective
Maturity on Securities (Years) 17.15
------------------------------------
Leverage-Adjusted Duration      7.93
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/18/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -3.56%        -0.04%
------------------------------------
1-Year         -3.23%         3.87%
------------------------------------
5-Year          8.67%         7.24%
------------------------------------
10-Year         7.87%         6.60%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/General         17.2%
------------------------------------
Education and Civic
Organizations                  12.5%
------------------------------------
Transportation                 12.2%
------------------------------------
Health Care                    11.9%
------------------------------------
Utilities                      10.9%
------------------------------------
Water and Sewer                 9.7%
------------------------------------
Tax Obligation/Limited          9.1%
------------------------------------
U.S. Guaranteed                 6.3%
------------------------------------
Other                          10.2%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.2137 and $0.0023 per share, respectively.

Nuveen Pennsylvania Dividend Advantage Municipal Fund
NXM

Performance
     OVERVIEW  As of December 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              56%
AA                               17%
A                                11%
BBB                               8%
BB or Lower                       3%
N/R                               5%

Bar Chart:
2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                           0.0805
Feb                           0.0805
Mar                           0.0775
Apr                           0.0775
May                           0.0775
Jun                           0.0775
Jul                           0.0775
Aug                           0.0775
Sep                            0.074
Oct                            0.074
Nov                            0.074
Dec                            0.074

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/01/05                       16.06
                              16.06
                              16.38
                              16.38
                              16.38
                              16.13
                              15.97
                              15.94
                              15.92
                              16.36
                              16.5
                              16.42
                              16.32
                              16.15
                              16.15
                              16.1
                              16.2
                              16.14
                              16.14
                              16.46
                              16.27
                              16.3
                              16.4
                              16.5
                              16.5
                              16.6
                              16.75
                              16.67
                              16.67
                              16.35
                              16.18
                              16.06
                              16.08
                              16.08
                              15.84
                              15.76
                              15.78
                              15.79
                              15.78
                              16.18
                              16.19
                              16.24
                              16.36
                              16.35
                              16.28
                              16.21
                              16.43
                              16.2
                              16.08
                              16.01
                              15.82
                              15.51
                              15.5
                              15.53
                              15.5
                              15.44
                              14.89
                              14.88
                              14.78
                              14.78
                              15.02
                              14.97
                              14.9
                              15.25
                              15.36
                              15.15
                              15.16
                              15.13
                              15.13
                              15.08
                              15.2
                              15.46
                              15.66
                              15.56
                              15.49
                              15.41
                              15.45
                              15.32
                              15.33
                              15.65
                              15.83
                              15.87
                              15.87
                              16.55
                              16.38
                              16.32
                              16.06
                              16.38
                              16.3
                              16.33
                              16.3
                              16.3
                              16.29
                              16.12
                              15.75
                              15.72
                              15.72
                              15.7
                              15.74
                              15.67
                              15.69
                              15.61
                              15.69
                              15.73
                              16.2
                              16.25
                              16.25
                              16.17
                              16.19
                              16.14
                              16.12
                              16.19
                              16.18
                              16.18
                              16.12
                              16.15
                              15.86
                              15.99
                              15.99
                              15.99
                              15.99
                              16.1
                              16.18
                              16.12
                              16.02
                              16.14
                              16.34
                              16.51
                              16.3
                              16.32
                              16.51
                              16.65
                              16.61
                              16.36
                              16.5
                              16.52
                              16.65
                              16.6
                              16.36
                              16.25
                              16.3
                              16.4
                              16.4
                              16.64
                              16.55
                              16.81
                              16.81
                              16.76
                              16.38
                              16.45
                              16.6
                              16.69
                              16.69
                              16.63
                              16.63
                              17
                              16.9
                              16.85
                              16.8
                              17.04
                              17.16
                              17.15
                              17.05
                              16.85
                              16.9
                              16.81
                              16.99
                              16.99
                              16.75
                              16.71
                              16.7
                              16.75
                              16.75
                              16.72
                              16.72
                              16.7
                              16.65
                              16.65
                              16.65
                              16.48
                              16.5
                              16.5
                              16.42
                              16.28
                              16.28
                              16.08
                              15.97
                              15.91
                              15.77
                              15.75
                              15.6
                              15.58
                              15.57
                              15.46
                              15.58
                              15.65
                              15.7
                              15.72
                              15.59
                              15.63
                              15.4
                              15.55
                              15.55
                              15.49
                              15.2
                              15.24
                              15.11
                              15.01
                              14.96
                              14.9
                              14.95
                              15.1
                              15.29
                              15.7
                              15.81
                              15.81
                              15.95
                              15.95
                              15.85
                              15.77
                              15.77
                              15.72
                              15.72
                              15.9
                              15.72
                              15.72
                              15.72
                              15.9
                              16.05
                              16.05
                              15.58
                              15.75
                              15.36
                              15.41
                              15.36
                              15.35
                              15.4
                              15.4
                              15.4
                              15.35
                              15.4
                              15.4
                              15.59
                              16
                              15.8
                              15.85
                              15.3
                              16
                              15.6
                              15.75
                              15.75
                              15.66
                              15.85
                              15.82
12/31/05                      15.82

(Sidebar)

FUND SNAPSHOT
------------------------------------
Common Share Price            $15.82
------------------------------------
Common Share
Net Asset Value               $15.42
------------------------------------
Premium/(Discount) to NAV      2.59%
------------------------------------
Market Yield                   5.61%
------------------------------------
Taxable-Equivalent Yield1      8.01%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $51,090
------------------------------------
Average Effective
Maturity on Securities (Years) 16.51
------------------------------------
Leverage-Adjusted Duration      8.22
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/27/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    1.46%         0.29%
------------------------------------
1-Year          4.47%         4.78%
------------------------------------
Since
Inception       8.29%         8.71%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Education and Civic
Organizations                  20.6%
------------------------------------
Tax Obligation/General         13.4%
------------------------------------
Health Care                    13.3%
------------------------------------
Long-Term Care                  9.2%
------------------------------------
Utilities                       8.7%
------------------------------------
Transportation                  8.5%
------------------------------------
Tax Obligation/Limited          6.8%
------------------------------------
U.S. Guaranteed                 6.3%
------------------------------------
Other                          13.2%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2005 of $0.1015 per share.

Nuveen Pennsylvania Dividend Advantage Municipal Fund 2
NVY

Performance
     OVERVIEW  As of December 31, 2005

Pie Chart:
CREDIT QUALITY
(as a % of  total investments)
AAA/U.S. Guaranteed              59%
AA                               20%
A                                 4%
BBB                               9%
BB or Lower                       3%
N/R                               5%

Bar Chart:
2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                           0.0735
Feb                           0.0735
Mar                           0.0705
Apr                           0.0705
May                           0.0705
Jun                            0.067
Jul                            0.067
Aug                            0.067
Sep                            0.067
Oct                            0.067
Nov                            0.067
Dec                            0.067

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/01/05                       14.79
                              14.9
                              14.87
                              14.92
                              14.92
                              15.01
                              15.13
                              15.05
                              15.19
                              15.18
                              15.28
                              15.6
                              15.53
                              15.43
                              15.63
                              15.5
                              15.43
                              15.4
                              15.32
                              15.4
                              15.56
                              15.73
                              16.2
                              16.11
                              16.1
                              15.9
                              15.82
                              15.64
                              15.58
                              15.58
                              15.63
                              15.53
                              15.41
                              15.3
                              15.06
                              15.06
                              15.16
                              15.16
                              14.9
                              14.91
                              14.91
                              14.98
                              15.1
                              15.28
                              15.35
                              15.21
                              15.21
                              14.9
                              14.64
                              14.65
                              14.45
                              14.4
                              14.34
                              14.1
                              14.06
                              13.73
                              13.7
                              13.67
                              13.71
                              13.8
                              14.05
                              14.1
                              13.97
                              13.99
                              14.11
                              14.17
                              14.17
                              14.14
                              14.1
                              14.07
                              14.17
                              14.21
                              14.23
                              14.46
                              14.4
                              14.25
                              14.45
                              14.41
                              14.42
                              14.47
                              14.53
                              14.67
                              14.67
                              14.67
                              14.68
                              14.7
                              14.72
                              14.79
                              14.75
                              14.64
                              14.71
                              14.64
                              14.68
                              14.77
                              14.8
                              14.75
                              14.75
                              14.83
                              14.74
                              14.86
                              14.93
                              14.9
                              14.9
                              15
                              15.15
                              15.2
                              14.88
                              14.92
                              14.9
                              14.84
                              14.84
                              14.78
                              14.8
                              14.68
                              14.66
                              14.7
                              14.67
                              14.74
                              14.7
                              14.73
                              14.75
                              14.98
                              14.85
                              14.78
                              14.76
                              14.9
                              14.94
                              14.99
                              15.08
                              15.04
                              15.17
                              15.33
                              15.24
                              15.3
                              15.3
                              15.25
                              15.15
                              15.12
                              15.07
                              15.12
                              15.12
                              15.12
                              15.15
                              15.11
                              15.12
                              15.12
                              15.12
                              15.05
                              15.1
                              15.12
                              15.2
                              15.11
                              15.05
                              15.01
                              15.15
                              15.4
                              15.91
                              15.7
                              15.58
                              15.79
                              16.19
                              16.24
                              16
                              15.48
                              15.19
                              15.1
                              15.18
                              15.51
                              15.61
                              15.56
                              15.58
                              15.65
                              15.82
                              15.85
                              16.01
                              16
                              15.86
                              15.65
                              15.36
                              15.15
                              15.15
                              15.16
                              15.35
                              15.85
                              15.95
                              15.8
                              15.59
                              15.41
                              15.29
                              15.34
                              15.28
                              15.3
                              15.3
                              15.2
                              15.2
                              15.2
                              15.2
                              15.2
                              15
                              14.8
                              14.53
                              14.43
                              14.2
                              14.23
                              14.15
                              14.25
                              14.4
                              14.3
                              14.1
                              14.36
                              14.12
                              14.34
                              14.77
                              14.94
                              14.85
                              14.57
                              14.51
                              14.75
                              14.7
                              14.54
                              14.35
                              14.2
                              13.94
                              14.09
                              13.96
                              14.06
                              13.92
                              13.98
                              13.8
                              13.95
                              14.16
                              14.21
                              14.23
                              14.16
                              14.1
                              14
                              14.24
                              14.24
                              14.25
                              14.26
                              14.01
                              13.98
                              14.01
                              13.91
                              14.25
                              14.28
                              14.31
                              14.44
                              14.7
                              14.72
                              14.68
                              14.67
                              14.54
                              14.53
12/31/05                      14.53

(Sidebar)

FUND SNAPSHOT
------------------------------------
Common Share Price            $14.53
------------------------------------
Common Share
Net Asset Value               $15.39
------------------------------------
Premium/(Discount) to NAV     -5.59%
------------------------------------
Market Yield                   5.53%
------------------------------------
Taxable-Equivalent Yield1      7.90%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $57,323
------------------------------------
Average Effective
Maturity on Securities (Years) 15.07
------------------------------------
Leverage-Adjusted Duration      8.37
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    0.84%         0.02%
------------------------------------
1-Year          4.67%         4.34%
------------------------------------
Since
Inception       5.67%         8.40%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------

Tax Obligation/Limited         21.8%
------------------------------------
U.S. Guaranteed                14.0%
------------------------------------
Education and Civic
Organizations                  13.7%
------------------------------------
Tax Obligation/General         12.7%
------------------------------------
Health Care                    10.0%
------------------------------------
Utilities                       6.6%
------------------------------------
Water and Sewer                 6.4%
------------------------------------
Other                          14.8%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30%. When comparing this Fund to investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2005 of $0.0976 per share.

Shareholder
        MEETING REPORT

Approval of the new investment management agreement was the proposal voted upon at the July 26, 2005, shareholder meeting held at The Northern Trust Bank.

Approval of the Board Members was the proposal voted upon at the November 15, 2005, shareholder meeting held at the offices of Nuveen Investments.

                                              NQJ                             NNJ                               NXJ
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE NEW INVESTMENT MANAGEMENT
AGREEMENT WAS REACHED AS FOLLOWS:
                                  Common and                        Common and                          Common and
                               MuniPreferred                     MuniPreferred                       MuniPreferred
                               shares voting                     shares voting                       shares voting
                                    together                          together                            together
                                  as a class                        as a class                          as a class
====================================================================================================================================
   For                            18,505,771                        10,987,087                           6,373,676
   Against                           210,065                           153,354                              42,255
   Abstain                           299,555                           151,225                              65,804
------------------------------------------------------------------------------------------------------------------------------------
   Total                          19,015,391                        11,291,666                           6,481,735
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                  Common and                        Common and                          Common and
                               MuniPreferred     MuniPreferred   MuniPreferred     MuniPreferred     MuniPreferred    MuniPreferred
                               shares voting     shares voting   shares voting     shares voting     shares voting    shares voting
                                    together          together        together          together          together         together
                                  as a class        as a class      as a class        as a class        as a class       as a class
====================================================================================================================================
Robert P. Bremner
   For                            18,714,547                --      11,088,387                --         6,263,557               --
   Withhold                          197,207                --         117,710                --            43,663               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          18,911,754                --      11,206,097                --         6,307,220               --
====================================================================================================================================
Lawrence H. Brown
   For                            18,723,669                --      11,090,586                --         6,266,257               --
   Withhold                          188,085                --         115,511                --            40,963               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          18,911,754                --      11,206,097                --         6,307,220               --
====================================================================================================================================
Jack B. Evans
   For                            18,716,713                --      11,092,660                --         6,267,657               --
   Withhold                          195,041                --         113,437                --            39,563               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          18,911,754                --      11,206,097                --         6,307,220               --
====================================================================================================================================
William C. Hunter
   For                            18,734,300                --      11,094,855                --         6,265,957               --
   Withhold                          177,454                --         111,242                --            41,263               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          18,911,754                --      11,206,097                --         6,307,220               --
====================================================================================================================================
David J. Kundert
   For                            18,735,909                --      11,090,641                --         6,264,957               --
   Withhold                          175,845                --         115,456                --            42,263               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          18,911,754                --      11,206,097                --         6,307,220               --
====================================================================================================================================
William J. Schneider
   For                                     --            6,084              --             3,507                --            1,889
   Withhold                                --                3              --                10                --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --            6,087              --             3,517                --            1,889
====================================================================================================================================
Timothy R. Schwertfeger
   For                                     --            6,084              --             3,507                --            1,889
   Withhold                                --                3              --                10                --                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --            6,087              --             3,517                --            1,889
====================================================================================================================================
Judith M. Stockdale
   For                            18,722,784                --      11,090,919                --         6,260,558               --
   Withhold                          188,970                --         115,178                --            46,662               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          18,911,754                --      11,206,097                --         6,307,220               --
====================================================================================================================================
Eugene S. Sunshine
   For                            18,736,689                --      11,092,660                --         6,263,957               --
   Withhold                          175,065                --         113,437                --            43,263               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          18,911,754                --      11,206,097                --         6,307,220               --
====================================================================================================================================

                                             NUJ                              NQP                               NPY
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE NEW INVESTMENT MANAGEMENT
AGREEMENT WAS REACHED AS FOLLOWS:
                                  Common and                        Common and                          Common and
                               MuniPreferred                     MuniPreferred                       MuniPreferred
                               shares voting                     shares voting                       shares voting
                                    together                          together                            together
                                  as a class                        as a class                          as a class
====================================================================================================================================
   For                             4,354,936                        14,331,001                          14,303,453
   Against                            60,220                           172,990                             151,862
   Abstain                            40,539                           214,905                             177,968
------------------------------------------------------------------------------------------------------------------------------------
   Total                           4,455,695                        14,718,896                          14,633,283
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                  Common and                        Common and                          Common and
                               MuniPreferred     MuniPreferred   MuniPreferred     MuniPreferred     MuniPreferred    MuniPreferred
                               shares voting     shares voting   shares voting     shares voting     shares voting    shares voting
                                    together          together        together          together          together         together
                                  as a class        as a class      as a class        as a class        as a class       as a class
====================================================================================================================================
Robert P. Bremner
   For                             4,381,676                --      14,605,496                --        14,484,048               --
   Withhold                           43,034                --         264,244                --           141,045               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           4,424,710                --      14,869,740                --        14,625,093               --
====================================================================================================================================
Lawrence H. Brown
   For                             4,381,673                --      14,594,107                --        14,458,173               --
   Withhold                           43,037                --         275,633                --           166,920               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           4,424,710                --      14,869,740                --        14,625,093               --
====================================================================================================================================
Jack B. Evans
   For                             4,396,673                --      14,613,170                --        14,470,075               --
   Withhold                           28,037                --         256,570                --           155,018               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           4,424,710                --      14,869,740                --        14,625,093               --
====================================================================================================================================
William C. Hunter
   For                             4,396,676                --      14,617,162                --        14,476,551               --
   Withhold                           28,034                --         252,578                --           148,542               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           4,424,710                --      14,869,740                --        14,625,093               --
====================================================================================================================================
David J. Kundert
   For                             4,380,926                --      14,618,855                --        14,476,190               --
   Withhold                           43,784                --         250,885                --           148,903               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           4,424,710                --      14,869,740                --        14,625,093               --
====================================================================================================================================
William J. Schneider
   For                                     --            1,347              --             5,138                --            4,622
   Withhold                                --                4              --                17                --               12
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --            1,351              --             5,155                --            4,634
====================================================================================================================================
Timothy R. Schwertfeger
   For                                     --            1,347              --             5,138                --            4,623
   Withhold                                --                4              --                17                --               11
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --            1,351              --             5,155                --            4,634
====================================================================================================================================
Judith M. Stockdale
   For                             4,381,677                --      14,609,904                --        14,473,174               --
   Withhold                           43,033                --         259,836                --           151,919               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           4,424,710                --      14,869,740                --        14,625,093               --
====================================================================================================================================
Eugene S. Sunshine
   For                             4,396,676                --      14,614,445                --        14,477,245               --
   Withhold                           28,034                --         255,295                --           147,848               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           4,424,710                --      14,869,740                --        14,625,093               --
====================================================================================================================================

                        Shareholder
                             MEETING REPORT (continued)

                                                                               NXM                               NVY
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE NEW INVESTMENT MANAGEMENT
AGREEMENT WAS REACHED AS FOLLOWS:
                                                                    Common and                          Common and
                                                                 MuniPreferred                       MuniPreferred
                                                                 shares voting                       shares voting
                                                                      together                            together
                                                                    as a class                          as a class
====================================================================================================================================
   For                                                               3,166,331                           3,574,233
   Against                                                              19,047                              28,151
   Abstain                                                              50,355                              30,611
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             3,235,733                           3,632,995
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                    Common and                          Common and
                                                                 MuniPreferred     MuniPreferred     MuniPreferred    MuniPreferred
                                                                 shares voting     shares voting     shares voting    shares voting
                                                                      together          together          together         together
                                                                    as a class        as a class        as a class       as a class
====================================================================================================================================
Robert P. Bremner
   For                                                               3,161,479                --         3,610,515               --
   Withhold                                                             32,223                --            19,108               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             3,193,702                --         3,629,623               --
====================================================================================================================================
Lawrence H. Brown
   For                                                               3,154,279                --         3,607,709               --
   Withhold                                                             39,423                --            21,914               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             3,193,702                --         3,629,623               --
====================================================================================================================================
Jack B. Evans
   For                                                               3,161,679                --         3,615,347               --
   Withhold                                                             32,023                --            14,276               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             3,193,702                --         3,629,623               --
====================================================================================================================================
William C. Hunter
   For                                                               3,161,479                --         3,612,980               --
   Withhold                                                             32,223                --            16,643               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             3,193,702                --         3,629,623               --
====================================================================================================================================
David J. Kundert
   For                                                               3,161,679                --         3,613,080               --
   Withhold                                                             32,023                --            16,543               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             3,193,702                --         3,629,623               --
====================================================================================================================================
William J. Schneider
   For                                                                      --               950                --            1,130
   Withhold                                                                 --                --                --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                    --               950                --            1,130
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                      --               950                --            1,130
   Withhold                                                                 --                --                --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                    --               950                --            1,130
====================================================================================================================================
Judith M. Stockdale
   For                                                               3,159,254                --         3,614,147               --
   Withhold                                                             34,448                --            15,476               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             3,193,702                --         3,629,623               --
====================================================================================================================================
Eugene S. Sunshine
   For                                                               3,159,379                --         3,603,797               --
   Withhold                                                             34,323                --            25,826               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             3,193,702                --         3,629,623               --
====================================================================================================================================

                        Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ)
                        Portfolio of
                                INVESTMENTS December 31, 2005 (Unaudited)
    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 0.5% (0.4% OF TOTAL INVESTMENTS)

                Middlesex County Improvement Authority, New Jersey, Senior
                Revenue Bonds, Heldrich Center Hotel/Conference Center Project,
                Series 2005A:
$         800    5.000%, 1/01/32                                                       1/15 at 100.00      Baa3      $      797,112
          690    5.125%, 1/01/37                                                       1/15 at 100.00      Baa3             694,451
------------------------------------------------------------------------------------------------------------------------------------

        1,490   Total Consumer Discretionary                                                                              1,491,563
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 5.9% (3.9% OF TOTAL INVESTMENTS)

                Tobacco Settlement Financing Corporation, New Jersey, Tobacco
                Settlement Asset-Backed Bonds, Series 2002:
        8,380    5.750%, 6/01/32                                                       6/12 at 100.00       BBB           8,709,921
        3,000    6.000%, 6/01/37                                                       6/12 at 100.00       BBB           3,113,670

                Tobacco Settlement Financing Corporation, New Jersey, Tobacco
                Settlement Asset-Backed Bonds, Series 2003:
        3,200    6.125%, 6/01/24                                                       6/13 at 100.00       BBB           3,496,320
        2,625    6.375%, 6/01/32                                                       6/13 at 100.00       BBB           2,888,130
------------------------------------------------------------------------------------------------------------------------------------

       17,205   Total Consumer Staples                                                                                   18,208,041
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS  -  21.2% (14.1% OF TOTAL INVESTMENTS)

        2,500   Bergen County Improvement Authority, New Jersey, Revenue               9/12 at 101.00       N/R           2,645,850
                 Bonds, Yeshiva Ktana of Passaic Project, Series 2002,
                 6.000%, 9/15/27

        1,000   New Jersey Economic Development Authority, Revenue Bonds,              6/15 at 100.00       AAA           1,060,480
                 The Seeing Eye Inc., Series 2005, 5.000%, 12/01/24 -
                 AMBAC Insured

        2,000   New Jersey Educational Facilities Authority, Revenue Bonds,            7/13 at 100.00         A           2,055,500
                 Fairleigh Dickinson University, Series 2002D, 5.250%, 7/01/32 -
                 ACA Insured

          500   New Jersey Educational Facilities Authority, Revenue Bonds,            7/14 at 100.00       N/R             530,110
                 Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23

        1,500   New Jersey Educational Facilities Authority, Revenue Bonds,            7/13 at 100.00       AAA           1,630,620
                 Kean University, Series 2003D, 5.250%, 7/01/20 - FGIC Insured

        1,925   New Jersey Educational Facilities Authority, Revenue Bonds,            7/16 at 100.00       AAA           2,030,432
                 Kean University, Series 2005B, 5.000%, 7/01/30 - MBIA Insured

        1,500   New Jersey Educational Facilities Authority, Revenue Bonds,            7/14 at 100.00       AAA           1,608,885
                 Montclair State University, Series 2004L, 5.125%, 7/01/22 -
                 MBIA Insured

                New Jersey Educational Facilities Authority, Revenue Bonds,
                Montclair State University, Series 2005F:
        1,225    5.000%, 7/01/16 - FGIC Insured                                        7/15 at 100.00       AAA           1,330,644
        2,850    5.000%, 7/01/18 - FGIC Insured                                        7/15 at 100.00       AAA           3,069,963
        1,460    5.000%, 7/01/32 - FGIC Insured                                        7/15 at 100.00       AAA           1,529,744

        2,000   New Jersey Educational Facilities Authority, Revenue Bonds,            7/12 at 100.00       AAA           2,069,500
                 New Jersey City University, Series 2002A, 5.000%, 7/01/32 -
                 AMBAC Insured

                New Jersey Educational Facilities Authority, Revenue Bonds, New
                Jersey Institute of Technology, Series 2001G:
        1,000    5.250%, 7/01/20 - MBIA Insured                                        7/11 at 100.00       AAA           1,068,830
        1,945    5.250%, 7/01/21 - MBIA Insured                                        7/11 at 100.00       AAA           2,078,874

                New Jersey Educational Facilities Authority, Revenue Bonds, New
                Jersey Institute of Technology, Series 2004B:
        2,285    5.000%, 7/01/18 - AMBAC Insured                                       1/14 at 100.00       AAA           2,437,752
        1,260    5.000%, 7/01/19 - AMBAC Insured                                       1/14 at 100.00       AAA           1,342,454
        2,510    4.750%, 7/01/20 - AMBAC Insured                                       1/14 at 100.00       AAA           2,614,265
        2,060    4.250%, 7/01/24 - AMBAC Insured                                       1/14 at 100.00       AAA           2,025,001


                                       23

                        Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ) (continued)
                             Portfolio of INVESTMENTS December 31, 2005 (Unaudited)
    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$       1,000   New Jersey Educational Facilities Authority, Revenue Bonds,            7/11 at 100.00       AAA      $    1,030,270
                 Ramapo College, Series 2001D, 5.000%, 7/01/31 -
                 AMBAC Insured

        1,495   New Jersey Educational Facilities Authority, Revenue Bonds,            7/14 at 100.00       AAA           1,612,477
                 Ramapo College, Series 2004H, 5.000%, 7/01/16 - FGIC Insured

          610   New Jersey Educational Facilities Authority, Revenue Bonds,            7/14 at 100.00        AA             659,868
                 Rider University, Series 2004A, 5.500%, 7/01/23 -
                 RAAI Insured

        1,300   New Jersey Educational Facilities Authority, Revenue Bonds,            7/13 at 100.00       AAA           1,400,971
                 Rowan University, Series 2003I, 5.125%, 7/01/21 - FGIC Insured

                New Jersey Educational Facilities Authority, Revenue Bonds,
                Rowan University, Series 2004C:
        1,000    5.000%, 7/01/15 - MBIA Insured                                        7/14 at 100.00       AAA           1,082,340
        1,195    5.000%, 7/01/20 - MBIA Insured                                        7/14 at 100.00       AAA           1,274,647
        1,875    5.000%, 7/01/24 - MBIA Insured                                        7/14 at 100.00       AAA           1,983,394

                New Jersey Educational Facilities Authority, Revenue Bonds,
                St. Peter's College, Series 1998B:
        1,000    5.375%, 7/01/18                                                       7/08 at 102.00       BB+           1,003,170
        1,750    5.500%, 7/01/27                                                       7/08 at 102.00       BB+           1,737,995

        1,050   New Jersey Educational Facilities Authority, Revenue                   7/12 at 100.00        AA           1,096,452
                 Refunding Bonds, Rider University, Series 2002A,
                 5.000%, 7/01/17 - RAAI Insured

        3,640   New Jersey Higher Education Assistance Authority, Student              6/07 at 102.00       AAA           3,702,098
                 Loan Revenue Bonds, New Jersey Class Loan Program,
                 Series 1997A, 5.800%, 6/01/16 - MBIA Insured (Alternative
                 Minimum Tax)

        2,740   New Jersey Higher Education Assistance Authority,                      6/10 at 101.00       AAA           2,772,113
                 Student Loan Revenue Bonds, Series 2000A, 6.125%, 6/01/17 -
                 MBIA Insured (Alternative Minimum Tax)

        4,235   Puerto Rico Industrial, Tourist, Educational, Medical and              9/11 at 100.00       BBB           4,388,900
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, University of the Sacred Heart,
                 Series 2001, 5.250%, 9/01/21

                University of Medicine and Dentistry of New Jersey, Certificates
                of Participation, Child Health Institute, LLC, Series 2003:
        1,945    5.000%, 4/15/20 - AMBAC Insured                                       4/13 at 100.00       AAA           2,068,118
        1,370    5.000%, 4/15/22 - AMBAC Insured                                       4/13 at 100.00       AAA           1,453,419

                University of Medicine and Dentistry of New Jersey, Revenue
                Bonds, Series 2002A:
        2,100    5.000%, 12/01/24 - AMBAC Insured                                     12/12 at 100.00       AAA           2,216,025
        4,000    5.500%, 12/01/27 - AMBAC Insured                                     12/12 at 100.00       AAA           4,349,840
------------------------------------------------------------------------------------------------------------------------------------

       61,825   Total Education and Civic Organizations                                                                  64,961,001
------------------------------------------------------------------------------------------------------------------------------------


                FINANCIALS - 1.8% (1.2% OF TOTAL INVESTMENTS)

        5,000   New Jersey Economic Development Authority, Revenue                       No Opt. Call      Baa3           5,456,550
                 Refunding Bonds, Kapkowski Road Landfill Project,
                 Series 2002, 5.750%, 10/01/21
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 19.0% (12.6% OF TOTAL INVESTMENTS)

        1,000   Camden County Improvement Authority, New Jersey, Revenue               8/14 at 100.00       BBB           1,056,620
                 Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34

        5,750   New Jersey Health Care Facilities Financing Authority,                 8/11 at 100.00       AAA           5,892,657
                 FHA-Insured Mortgage Revenue Bonds, Jersey City Medical
                 Center, Series 2001, 5.000%, 8/01/41 - AMBAC Insured

          400   New Jersey Health Care Facilities Financing Authority, Revenue         7/15 at 100.00      Baa3             418,336
                 Bonds, Children's Specialized Hospital, Series 2005A,
                 5.500%, 7/01/36

          615   New Jersey Health Care Facilities Financing Authority, Revenue         7/16 at 100.00        A-             629,655
                 Bonds, Hunterdon Medical Center, Series 2006,
                 5.125%, 7/01/35 (WI/DD, Settling 1/05/06)

        3,000   New Jersey Health Care Facilities Financing Authority,                 7/11 at 100.00        A2           3,180,780
                 Revenue Bonds, Kennedy Health System Obligated Group,
                 Series 2001, 5.500%, 7/01/21

        3,500   New Jersey Health Care Facilities Financing Authority, Revenue         7/09 at 101.00       AAA           3,698,730
                 Bonds, Meridian Health System Obligated Group,
                 Series 1999, 5.250%, 7/01/29 - FSA Insured


                                       24

    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

                New Jersey Health Care Facilities Financing Authority, Revenue
                Bonds, Robert Wood Johnson University Hospital, Series 2000:
$       3,850    5.750%, 7/01/25                                                       7/10 at 100.00        A2      $    4,098,210
        2,000    5.750%, 7/01/31                                                       7/10 at 100.00        A2           2,128,940

        2,600   New Jersey Health Care Facilities Financing Authority,                 7/15 at 100.00        AA           2,677,324
                 Revenue Bonds, RWJ Health Care Corporation, Series 2005B,
                 5.000%, 7/01/35 - RAAI Insured

        5,040   New Jersey Health Care Facilities Financing Authority, Revenue         7/10 at 100.00       AAA           5,352,833
                 Bonds, Society of the Valley Hospital Obligated Group,
                 Series 2000, 5.375%, 7/01/31 - AMBAC Insured

        3,300   New Jersey Health Care Facilities Financing Authority, Revenue         7/13 at 100.00      Baa3           3,399,066
                 Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/33

        7,860   New Jersey Health Care Facilities Financing Authority, Revenue         7/12 at 100.00      Baa1           8,465,770
                 Bonds, South Jersey Hospital System, Series 2002,
                 5.875%, 7/01/21

        1,690   New Jersey Health Care Facilities Financing Authority, Revenue         7/14 at 100.00        AA           1,809,551
                 Bonds, St. Clare's Hospital, Series 2004A, 5.250%, 7/01/20 -
                 RAAI Insured

        2,000   New Jersey Health Care Facilities Financing Authority, Revenue         7/10 at 100.00      BBB+           2,214,820
                 Bonds, St. Peter's University Hospital, Series 2000A,
                 6.875%, 7/01/20

        3,135   New Jersey Health Care Facilities Financing Authority, Revenue         1/12 at 100.00        AA           3,227,106
                 Refunding Bonds, Bayshore Community Hospital, Series 2002,
                 5.125%, 7/01/32 - RAAI Insured

        4,320   New Jersey Health Care Facilities Financing Authority, Revenue         7/08 at 101.00       Aaa           4,427,957
                 Refunding Bonds, St. Barnabas Healthcare System - West
                 Hudson Hospital Obligated Group, Series 1998A, 5.000%,
                 7/01/23 - MBIA Insured

        1,500   New Jersey Health Care Facilities Financing Authority,                 7/07 at 102.00      BBB-           1,556,955
                 Revenue Refunding Bonds, St. Elizabeth Hospital Obligated
                 Group, Series 1997, 6.000%, 7/01/27

        3,835   Newark, New Jersey, GNMA Collateralized Healthcare Facility            6/12 at 102.00       Aaa           4,064,563
                 Revenue Bonds, New Community Urban Renewal
                 Corporation, Series 2001A, 5.200%, 6/01/30
------------------------------------------------------------------------------------------------------------------------------------

       55,395   Total Health Care                                                                                        58,299,873
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 2.7% (1.8% OF TOTAL INVESTMENTS)

          890   Long Branch Housing Finance Corporation New Jersey, Housing            4/06 at 100.00       N/R             895,189
                 Revenue Bonds, Washington Manor Associates Ltd. Section 8
                 Assisted Elderly Project, Series 1980, 10.000%, 10/01/11

        4,500   New Jersey Housing and Mortgage Finance Agency,                        5/06 at 102.00       AAA           4,609,035
                 Multifamily Housing Revenue Bonds, Series 1996A,
                 6.250%, 5/01/28 - AMBAC Insured (Alternative Minimum Tax)

        2,743   Newark Housing Authority, New Jersey, GNMA Collateralized             10/09 at 102.00       Aaa           2,909,268
                 Housing Revenue Bonds, Fairview Apartments Project,
                 Series 2000A, 6.400%, 10/20/34 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

        8,133   Total Housing/Multifamily                                                                                 8,413,492
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 4.0% (2.6% OF TOTAL INVESTMENTS)

        3,545   New Jersey Housing and Mortgage Finance Agency,                       10/07 at 101.50       AAA           3,652,874
                 Home Buyer Program Revenue Bonds, Series 1997U,
                 5.850%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)

        3,100   New Jersey Housing and Mortgage Finance Agency,                       10/10 at 100.00       AAA           3,117,515
                 Home Buyer Program Revenue Bonds, Series 2000CC,
                 5.875%, 10/01/31 - MBIA Insured (Alternative Minimum Tax)

        2,595   Puerto Rico Housing Finance Corporation, Mortgage-Backed               6/11 at 100.00       AAA           2,670,852
                 Securities Home Mortgage Revenue Bonds, Series 2001A,
                 5.200%, 12/01/33

        2,590   Puerto Rico Housing Finance Corporation, Mortgage-Backed               6/11 at 100.00       AAA           2,662,624
                 Securities Home Mortgage Revenue Bonds, Series 2001B,
                 5.300%, 12/01/28 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

       11,830   Total Housing/Single Family                                                                              12,103,865
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.8% (1.9% OF TOTAL INVESTMENTS)

        1,125   New Jersey Economic Development Authority, First Mortgage             11/14 at 100.00       N/R           1,187,460
                 Revenue Bonds, Winchester Gardens at Wards Homestead,
                 Series 2004A, 5.750%, 11/01/24

        2,895   New Jersey Economic Development Authority, GNMA                       12/11 at 103.00       Aaa           3,066,008
                 Collateralized Mortgage Revenue Bonds, Victoria Health
                 Corporation, Series 2001A, 5.200%, 12/20/36


                                       25

                        Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ) (continued)
                             Portfolio of INVESTMENTS December 31, 2005 (Unaudited)

    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE (continued)

$         595   New Jersey Economic Development Authority, Revenue Bonds,              6/11 at 102.00        A+      $      652,489
                 Masonic Charity Foundation of New Jersey, Series 2001,
                 5.875%, 6/01/18

        1,100   New Jersey Economic Development Authority, Revenue Bonds,              6/13 at 102.00        A+           1,164,900
                 Masonic Charity Foundation of New Jersey, Series 2002,
                 5.250%, 6/01/32

                New Jersey Health Care Facilities Financing Authority, Revenue
                Bonds, House of the Good Shepherd Obligated Group, Series 2001:
        1,000    5.100%, 7/01/21 - RAAI Insured                                        7/11 at 100.00        AA           1,037,000
        1,500    5.200%, 7/01/31 - RAAI Insured                                        7/11 at 100.00        AA           1,552,380
------------------------------------------------------------------------------------------------------------------------------------

        8,215   Total Long-Term Care                                                                                      8,660,237
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 12.1% (8.0% OF TOTAL INVESTMENTS)

                Clifton, New Jersey, General Obligation Bonds, Series 2002:
        1,700    5.000%, 1/15/21 - FGIC Insured                                        1/11 at 100.00       AAA           1,784,813
        1,625    5.000%, 1/15/22 - FGIC Insured                                        1/11 at 100.00       AAA           1,706,071

        1,000   Essex County, New Jersey, General Obligation Refunding Bonds,         11/07 at 101.00       Aaa           1,038,180
                 Series 1996A-1, 5.000%, 11/15/11 - FGIC Insured

        3,000   Jersey City, New Jersey, General Obligation Improvement Bonds,           No Opt. Call       AAA           3,294,690
                 Series 2002A, 5.250%, 3/01/13 - AMBAC Insured

        1,735   Jersey City, New Jersey, General Obligation Public Improvement         9/11 at 102.00       AAA           1,846,994
                 Bonds, Series 2003B, 5.000%, 9/01/20 - FSA Insured

        1,420   Lenape Regional High School District, Burlington County,                 No Opt. Call       Aaa           1,542,802
                 New Jersey, General Obligation Bonds, Series 2004,
                 5.000%, 4/01/14 - FGIC Insured

                Middletown Township Board of Education, Monmouth County, New
                Jersey, Refunding School Bonds, Series 2001:
        4,725    5.000%, 8/01/22 - FSA Insured                                         8/10 at 100.00       AAA           4,960,022
        1,500    5.000%, 8/01/27 - FSA Insured                                         8/10 at 100.00       AAA           1,562,745

        5,000   New Jersey, General Obligation Bonds, Series 1992D,                      No Opt. Call        AA           5,574,850
                 6.000%, 2/15/11

        1,200   New Jersey, General Obligation Bonds, Series 2005L,                      No Opt. Call       AAA           1,337,256
                 5.250%, 7/15/16 - AMBAC Insured

        2,040   Ocean City Board of Education, Cape May County, New Jersey,            4/16 at 100.00       Aaa           2,198,508
                 General Obligation Bonds, Series 2005, 5.000%, 4/01/20 -
                 MBIA Insured

                Sayreville School District, Middlesex County, New Jersey,
                General Obligation Bonds, Series 2002:
        1,470    5.000%, 3/01/24 - FGIC Insured                                        3/12 at 100.00       AAA           1,549,013
        1,545    5.000%, 3/01/25 - FGIC Insured                                        3/12 at 100.00       AAA           1,618,063

        1,285   Tinton Falls Board of Education, Monmouth County,                     10/14 at 100.00       Aaa           1,398,157
                 New Jersey, General Obligation Bonds, Series 2004,
                 5.000%, 10/15/15 - FSA Insured

        1,745   Washington Township Board of Education, Mercer County,                 1/16 at 100.00       Aaa           1,875,037
                 New Jersey, General Obligation Bonds, Series 2005,
                 5.000%, 1/01/19 - FSA Insured

                West Deptford Township, New Jersey, General Obligation
                 Bonds, Series 2004:
        1,690    5.000%, 9/01/16 - AMBAC Insured                                       9/14 at 100.00       Aaa           1,831,368
        1,865    4.750%, 9/01/18 - AMBAC Insured                                       9/14 at 100.00       Aaa           1,965,822
------------------------------------------------------------------------------------------------------------------------------------

       34,545   Total Tax Obligation/General                                                                             37,084,391
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 24.4% (16.2% OF TOTAL INVESTMENTS)

        3,320   Atlantic County Improvement Authority, New Jersey, Egg Harbor         11/10 at 100.00       Aaa           3,543,868
                 Township Golf Corporation Township Guaranteed Revenue
                 Bonds, Series 2000, 5.400%, 11/01/30 - AMBAC Insured

                Bergen County Improvement Authority, New Jersey, Guaranteed
                Lease Revenue Bonds, County Administration Complex Project,
                Series 2003:
        1,795    5.000%, 11/15/17                                                     11/13 at 100.00       Aaa           1,943,949
        2,000    5.000%, 11/15/18                                                     11/13 at 100.00       Aaa           2,158,160

        1,775   Bergen County Improvement Authority, New Jersey, Guaranteed              No Opt. Call       Aaa           1,969,717
                 Lease Revenue Bonds, County Administration Complex Project,
                 Series 2005, 5.000%, 11/15/26

        2,225   Essex County Improvement Authority, New Jersey, General               10/13 at 100.00       Aaa           2,322,878
                 Obligation Lease Revenue Bonds, Correctional Facilities
                 Project, Series 2003A, 5.000%, 10/01/28 - FGIC Insured


                                       26

    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$      10,000   Essex County Improvement Authority, New Jersey, Lease Revenue            No Opt. Call       Aaa      $   10,808,100
                 Bonds, Series 2003, 5.000%, 12/15/12 - FSA Insured

        2,650   Garden State Preservation Trust, New Jersey, Open Space                  No Opt. Call       AAA           2,945,475
                 and Farmland Preservation Bonds, Series 2005C,
                 5.125%, 11/01/18 - FSA Insured

        1,100   Gloucester County Improvement Authority, New Jersey,                   9/15 at 100.00       AAA           1,181,499
                 Lease Revenue Bonds, Series 2005A, 5.000%, 9/01/18 -
                 MBIA Insured

                Hudson County Improvement Authority, New Jersey, County Secured
                Lease Revenue Bonds, County Services Building Project, Series
                2005:
        1,090    5.000%, 4/01/25 - AMBAC Insured                                       4/15 at 100.00       AAA           1,151,509
        2,525    5.000%, 4/01/35 - AMBAC Insured                                       4/15 at 100.00       AAA           2,632,136

        1,445   Lower Township Municipal Utilities Authority, Cape May County,           No Opt. Call       Aaa           1,551,843
                 New Jersey, Revenue Bonds, Series 2003D, 5.000%, 12/01/16 -
                 FGIC Insured

                Middlesex County Improvement Authority, New Jersey, County
                Guaranteed Open Space Trust Fund Revenue Bonds, Series 2003:
        1,000    5.250%, 9/15/16                                                       9/13 at 100.00       AAA           1,095,350
        2,000    5.250%, 9/15/18                                                       9/13 at 100.00       AAA           2,185,100
        1,000    5.250%, 9/15/21                                                       9/13 at 100.00       AAA           1,091,860

        4,000   New Jersey Economic Development Authority, Cigarette                   6/14 at 100.00       BBB           4,214,640
                 Tax Revenue Bonds, Series 2004, 5.750%, 6/15/34

        7,000   New Jersey Economic Development Authority, Revenue Bonds,              7/14 at 100.00       AAA           7,696,920
                 Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 -
                 MBIA Insured

        1,925   New Jersey Economic Development Authority, School                      9/15 at 100.00       AAA           2,078,807
                 Facilities Construction Bonds, Series 2005N-1,
                 5.000%, 9/01/17 - AMBAC Insured

        4,815   New Jersey Economic Development Authority, School Facility               No Opt. Call       AAA           5,316,964
                 Construction Bonds, Series 2005K, 5.250%, 12/15/14 -
                 FGIC Insured

        2,000   New Jersey Educational Facilities Authority, Revenue Bonds,            9/12 at 100.00       AAA           2,158,940
                 Higher Education Capital Improvement Bonds, Fund Issue,
                 Series 2002A, 5.250%, 9/01/19 - AMBAC Insured

        2,500   New Jersey Health Care Facilities Financing Authority,                 9/13 at 100.00       AA-           2,596,175
                 Lease Revenue Bonds, Department of Human Services -
                 Greystone Park Psychiatric Hospital, Series 2003,
                 5.000%, 9/15/25

        2,885   New Jersey Health Care Facilities Financing Authority,                 9/15 at 100.00       AAA           3,088,681
                 Lease Revenue Bonds, Department of Human Services -
                 Greystone Park Psychiatric Hospital, Series 2005,
                 5.000%, 9/15/18 - AMBAC Insured

        3,405   New Jersey Transit Corporation, Lease Appropriation Bonds,             9/15 at 100.00       AAA           3,629,934
                 Series 2005A, 5.000%, 9/15/18 - FGIC Insured

        7,000   New Jersey Transportation Trust Fund Authority, Transportation         6/15 at 100.00       AAA           7,469,910
                 System Bonds, Series 2005D, 5.000%, 6/15/19 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

       69,455   Total Tax Obligation/Limited                                                                             74,832,415
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 26.3% (17.4% OF TOTAL INVESTMENTS)

        2,250   Casino Reinvestment Development Authority, New Jersey,                 6/15 at 100.00       AAA           2,434,883
                 Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 -
                 MBIA Insured

                Delaware River and Bay Authority, Delaware and New Jersey,
                Revenue Bonds, Series 2005:
        2,000    5.000%, 1/01/25 - MBIA Insured                                        1/15 at 100.00       AAA           2,119,680
        4,050    5.000%, 1/01/26 - MBIA Insured                                        1/15 at 100.00       AAA           4,283,037
        1,500    5.000%, 1/01/27 - MBIA Insured                                        1/15 at 100.00       AAA           1,581,705
        2,500    5.000%, 1/01/28 - MBIA Insured                                        1/15 at 100.00       AAA           2,626,650

        3,500   Delaware River Port Authority, New Jersey and Pennsylvania,            1/10 at 100.00       AAA           3,774,120
                 Revenue Bonds, Series 1999, 5.750%, 1/01/22 - FSA Insured

        2,960   Delaware River Port Authority, Pennsylvania and New Jersey,            1/12 at 100.00       AAA           3,125,257
                 Revenue Refunding Bonds, Port District Project, Series 2001A,
                 5.200%, 1/01/27 - FSA Insured

        3,000   New Jersey Economic Development Authority, Revenue Bonds,              5/06 at 100.00       CCC           2,461,860
                 American Airlines Inc., Series 1991, 7.100%, 11/01/31
                 (Alternative Minimum Tax)


                                       27


                        Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ) (continued)
                             Portfolio of INVESTMENTS December 31, 2005 (Unaudited)
    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

                New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
$         495    6.500%, 1/01/16                                                         No Opt. Call         A      $      581,150
          160    6.500%, 1/01/16 - MBIA Insured                                          No Opt. Call       AAA             188,586

        9,500   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A,            7/13 at 100.00       AAA          10,130,800
                 5.000%, 1/01/19 - FGIC Insured

        4,660   New Jersey Turnpike Authority, Revenue Bonds, Series 2005C,            1/15 at 100.00       AAA           4,871,284
                 5.000%, 1/01/35 - FSA Insured

        1,250   Newark Housing Authority, New Jersey, Port Authority                   1/14 at 100.00       AAA           1,348,563
                 Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 -
                 MBIA Insured

        7,000   Port Authority of New York and New Jersey, Consolidated                6/15 at 101.00       AAA           7,381,080
                 Revenue Bonds, One Hundred Fortieth Series 2005,
                 5.000%, 12/01/28 - XLCA Insured

                Port Authority of New York and New Jersey, Consolidated
                Revenue Bonds, One Hundred Twenty-Fifth Series 2002:
        2,280    5.000%, 10/15/26 - FSA Insured                                        4/12 at 101.00       AAA           2,391,538
        5,000    5.000%, 4/15/32 - FSA Insured                                         4/12 at 101.00       AAA           5,204,350

                Port Authority of New York and New Jersey, Special Project
                Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
        3,500    7.000%, 12/01/12 - MBIA Insured (Alternative Minimum Tax)               No Opt. Call       AAA           4,078,935
        6,605    5.750%, 12/01/22 - MBIA Insured (Alternative Minimum Tax)            12/07 at 102.00       AAA           6,976,201
       12,130    5.750%, 12/01/25 - MBIA Insured (Alternative Minimum Tax)            12/07 at 100.00       AAA          12,585,600

        2,000   South Jersey Port Corporation, New Jersey, Marine Terminal             1/13 at 100.00         A           2,062,920
                 Revenue Refunding Bonds, Series 2002K, 5.100%, 1/01/33
------------------------------------------------------------------------------------------------------------------------------------

       76,340   Total Transportation                                                                                     80,208,199
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED (4) - 17.6% (11.7% OF TOTAL INVESTMENTS)

        3,275   Delaware River and Bay Authority, Delaware and New Jersey,             1/10 at 101.00       AAA           3,590,022
                 Revenue Bonds, Series 2000A, 5.750%, 1/01/29 (Pre-refunded
                 1/01/10) - AMBAC Insured

                Garden State Preservation Trust, New Jersey, Open Space and
                Farmland Preservation Bonds, Series 2003A:
        2,000    5.250%, 11/01/19 (Pre-refunded 11/01/13) - FSA Insured               11/13 at 100.00       AAA           2,209,820
        3,000    5.000%, 11/01/20 (Pre-refunded 11/01/13) - FSA Insured               11/13 at 100.00       AAA           3,264,120
        3,365    5.000%, 11/01/21 (Pre-refunded 11/01/13) - FSA Insured               11/13 at 100.00       AAA           3,661,255

        5,000   New Jersey Economic Development Authority, School Facilities           6/12 at 100.00       AAA           5,399,200
                 Construction Bonds, Series 2002C, 5.000%, 6/15/20
                 (Pre-refunded 6/15/12) - MBIA Insured

        3,000   New Jersey Economic Development Authority, School Facilities           6/13 at 100.00       AAA           3,306,150
                 Construction Bonds, Series 2003F, 5.250%, 6/15/21
                 (Pre-refunded 6/15/13) - FGIC Insured

        3,600   New Jersey Economic Development Authority, School Facilities           9/13 at 100.00       AAA           3,912,840
                 Construction Bonds, Series 2004G, 5.000%, 9/01/17
                 (Pre-refunded 9/01/13) - MBIA Insured

        5,670   New Jersey Transportation Trust Fund Authority, Transportation        12/11 at 100.00       AAA           6,104,492
                 System Bonds, Series 2001B, 5.000%, 12/15/21
                 (Pre-refunded 12/15/11) - MBIA Insured

                New Jersey Transportation Trust Fund Authority, Transportation
                System Bonds, Series 2003C:
        3,000    5.500%, 6/15/17 (Pre-refunded 6/15/13)                                6/13 at 100.00       AAA           3,358,860
        3,000    5.500%, 6/15/18 (Pre-refunded 6/15/13)                                6/13 at 100.00       AAA           3,358,860

                New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
          170    6.500%, 1/01/16                                                         No Opt. Call       AAA             200,556
           55    6.500%, 1/01/16 - MBIA Insured                                          No Opt. Call       AAA              64,886
        2,505    6.500%, 1/01/16                                                         No Opt. Call       AAA           2,955,249
          760    6.500%, 1/01/16 - MBIA Insured                                          No Opt. Call       AAA             894,839

        7,500   Puerto Rico Infrastructure Financing Authority, Special               10/10 at 101.00       AAA           8,106,750
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/34

        1,230   Puerto Rico, General Obligation and Public Improvement Bonds,          7/11 at 100.00       AAA           1,327,022
                 Series 2001, 5.125%, 7/01/30 (Pre-refunded 7/01/11) -
                 FSA Insured

        2,000   West Orange Board of Education, Essex County, New Jersey,             10/09 at 101.00       Aaa           2,200,380
                 Certificates of Participation, Series 1999, 6.000%, 10/01/24
                 (Pre-refunded 10/01/09) - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

       49,130   Total U.S. Guaranteed                                                                                    53,915,301
------------------------------------------------------------------------------------------------------------------------------------


                                       28

    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 4.5% (3.0% OF TOTAL INVESTMENTS)

$       3,500   Camden County Pollution Control Financing Authority,                   6/06 at 100.00      Baa3      $    3,553,410
                 New Jersey, Solid Waste Disposal and Resource Recovery
                 System Revenue Bonds, Series 1991A, 7.500%, 12/01/10
                 (Alternative Minimum Tax)

        1,730   Camden County Pollution Control Financing Authority,                   6/06 at 100.00      Baa3           1,756,400
                 New Jersey, Solid Waste Disposal and Resource Recovery
                 System Revenue Bonds, Series 1991B, 7.500%, 12/01/09
                 (Alternative Minimum Tax)

        2,055   Mercer County Improvement Authority, New Jersey, Solid                12/13 at 100.00       AAA           2,213,893
                 Waste Revenue Bonds, Regional Sludge Project, Series 2003,
                 5.000%, 12/15/14 - FGIC Insured

          400   New Jersey Economic Development Authority, Pollution Control           1/06 at 101.00      Baa3             411,840
                 Revenue Bonds, Jersey Central Power and Light Company,
                 Series 1985, 7.100%, 7/01/15

        2,500   Salem County Pollution Control Financing Authority, New Jersey,        4/12 at 101.00      Baa1           2,657,475
                 Pollution Control Revenue Refunding Bonds, PSEG Power
                 LLC Project, Series 2001A, 5.750%, 4/01/31 (Alternative
                 Minimum Tax)

        3,000   Union County Utilities Authority, New Jersey, Solid Waste              6/08 at 101.00       AAA           3,063,270
                 Facility Senior Lien Revenue Bonds, Ogden Martin Systems
                 of Union Inc., Series 1998A, 5.000%, 6/01/23 - AMBAC
                 Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

       13,185   Total Utilities                                                                                          13,656,288
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 7.7% (5.1% OF TOTAL INVESTMENTS)

        3,000   Jersey City Municipal Utilities Authority, Hudson County,              7/08 at 102.00       AAA           3,125,460
                 New Jersey, Sewer Revenue Bonds, Series 2001A-2,
                 5.200%, 7/15/21 - FGIC Insured (Alternative Minimum Tax)

                Lacey Municipal Utilities Authority, Ocean County, New Jersey,
                Water Revenue Bonds, Series 2003B:
        1,750    5.000%, 12/01/17 - FGIC Insured                                      12/13 at 100.00       Aaa           1,880,025
        1,835    5.000%, 12/01/18 - FGIC Insured                                      12/13 at 100.00       Aaa           1,965,652
        1,000    5.000%, 12/01/19 - FGIC Insured                                      12/13 at 100.00       Aaa           1,069,800

        7,500   New Jersey Economic Development Authority, Water                       5/06 at 102.00       Aaa           7,707,975
                 Facilities Revenue Bonds, American Water Company,
                 Series 1996, 6.000%, 5/01/36 - FGIC Insured (Alternative
                 Minimum Tax)

                North Hudson Sewerage Authority, New Jersey, Sewerage
                Revenue Refunding Bonds, Series 2002A:
        3,000    5.250%, 8/01/16 - FGIC Insured                                        8/12 at 100.00       Aaa           3,257,430
        3,000    5.250%, 8/01/18 - FGIC Insured                                        8/12 at 100.00       Aaa           3,235,860

        1,250   Ocean County Utilities Authority, New Jersey, Wastewater               1/11 at 101.00       Aa1           1,326,463
                 Revenue Refunding Bonds, Series 2000, 5.000%, 1/01/18
------------------------------------------------------------------------------------------------------------------------------------

       22,335   Total Water and Sewer                                                                                    23,568,665
------------------------------------------------------------------------------------------------------------------------------------

$     434,083   Total Long-Term Investments (cost $444,228,443) - 150.5%                                                460,859,881
=============-----------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 0.2% (0.1% OF TOTAL INVESTMENTS)

          600   Puerto Rico Government Development Bank, Adjustable                      No Opt. Call     VMIG-1            600,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 3.400%, 12/01/15 - MBIA Insured (5)
------------------------------------------------------------------------------------------------------------------------------------

$         600   Total Short-Term Investments (cost $600,000)                                                                600,000
=============-----------------------------------------------------------------------------------------------------------------------

                Total Investments (cost $444,828,443) - 150.7%                                                          461,459,881
                --------------------------------------------------------------------------------------------------------------------

                Other Assets Less Liabilities - 2.2%                                                                      6,793,415
                --------------------------------------------------------------------------------------------------------------------

                Preferred Shares, at Liquidation Value - (52.9)%                                                       (162,000,000)
                --------------------------------------------------------------------------------------------------------------------

                Net Assets Applicable to Common Shares - 100%                                                        $  306,253,296
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

                    (4) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

                    (5) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                  WI/DD Security purchased on a when-issued or delayed delivery basis.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ)
                        Portfolio of
                                INVESTMENTS December 31, 2005 (Unaudited)
    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 0.5% (0.3% OF TOTAL INVESTMENTS)

                Middlesex County Improvement Authority, New Jersey, Senior
                Revenue Bonds, Heldrich Center Hotel/Conference Center Project,
                Series 2005A:
$         480    5.000%, 1/01/32                                                       1/15 at 100.00      Baa3      $      478,267
          415    5.125%, 1/01/37                                                       1/15 at 100.00      Baa3             417,677
------------------------------------------------------------------------------------------------------------------------------------

          895   Total Consumer Discretionary                                                                                895,944
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 5.2% (3.5% OF TOTAL INVESTMENTS)

        3,215   Tobacco Settlement Financing Corporation, New Jersey,                  6/12 at 100.00       BBB           3,341,575
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 5.750%, 6/01/32

                Tobacco Settlement Financing Corporation, New Jersey,
                Tobacco Settlement Asset-Backed Bonds, Series 2003:
        3,520    6.125%, 6/01/24                                                       6/13 at 100.00       BBB           3,845,952
        2,250    6.375%, 6/01/32                                                       6/13 at 100.00       BBB           2,475,540
------------------------------------------------------------------------------------------------------------------------------------

        8,985   Total Consumer Staples                                                                                    9,663,067
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 18.7% (12.6% OF TOTAL INVESTMENTS)

        1,125   New Jersey Economic Development Authority, Revenue Bonds,              6/15 at 100.00       AAA           1,193,040
                 The Seeing Eye Inc., Series 2005, 5.000%, 12/01/24 -
                 AMBAC Insured

        2,840   New Jersey Economic Development Authority, Revenue Bonds,                No Opt. Call       N/R           3,367,644
                 Yeshiva Ktana of Passaic, Series 1993, 8.000%, 9/15/18

          500   New Jersey Educational Facilities Authority, Revenue Bonds,            7/13 at 100.00         A             513,875
                 Fairleigh Dickinson University, Series 2002D,
                 5.250%, 7/01/32 - ACA Insured

          300   New Jersey Educational Facilities Authority, Revenue Bonds,            7/14 at 100.00       N/R             318,066
                 Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23

          595   New Jersey Educational Facilities Authority, Revenue Bonds,            7/16 at 100.00       AAA             627,588
                 Kean University, Series 2005B, 5.000%, 7/01/30 - MBIA Insured

        1,245   New Jersey Educational Facilities Authority, Revenue Bonds,            7/14 at 100.00       AAA           1,342,782
                 Montclair State University, Series 2004L, 5.125%, 7/01/19 -
                 MBIA Insured

        2,080   New Jersey Educational Facilities Authority, Revenue Bonds,            7/15 at 100.00       AAA           2,179,362
                 Montclair State University, Series 2005F, 5.000%, 7/01/32 -
                 FGIC Insured

                New Jersey Educational Facilities Authority, Revenue Bonds, New
                Jersey Institute of Technology, Series 2004B:
        1,375    5.000%, 7/01/18 - AMBAC Insured                                       1/14 at 100.00       AAA           1,466,919
          725    5.000%, 7/01/19 - AMBAC Insured                                       1/14 at 100.00       AAA             772,444
        1,530    4.750%, 7/01/20 - AMBAC Insured                                       1/14 at 100.00       AAA           1,593,556
        1,125    4.250%, 7/01/24 - AMBAC Insured                                       1/14 at 100.00       AAA           1,105,886

                New Jersey Educational Facilities Authority, Revenue Bonds,
                Ramapo College, Series 2004H:
        1,640    5.000%, 7/01/18 - FGIC Insured                                        7/14 at 100.00       AAA           1,755,390
        1,040    5.000%, 7/01/23 - FGIC Insured                                        7/14 at 100.00       AAA           1,101,641

          300   New Jersey Educational Facilities Authority, Revenue Bonds,            7/14 at 100.00        AA             324,525
                 Rider University, Series 2004A, 5.500%, 7/01/23 - RAAI Insured

        1,000   New Jersey Educational Facilities Authority, Revenue Bonds,            7/13 at 100.00       AAA           1,077,670
                 Rowan University, Series 2003I, 5.125%, 7/01/21 - FGIC Insured

                New Jersey Educational Facilities Authority, Revenue Bonds,
                Rowan University, Series 2004C:
          905    5.000%, 7/01/15 - MBIA Insured                                        7/14 at 100.00       AAA             979,518
          400    5.000%, 7/01/20 - MBIA Insured                                        7/14 at 100.00       AAA             426,660

          330   New Jersey Educational Facilities Authority, Revenue Bonds,            1/06 at 100.00        A-             336,306
                 Trenton State College Issue, Series 1976D, 6.750%, 7/01/08


                                       30

    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$         245   New Jersey Higher Education Assistance Authority, Student              1/06 at 100.00        A+      $      245,519
                 Loan Revenue Bonds, New Jersey Class Loan Program,
                 Series 1992A, 6.125%, 7/01/09 (Alternative Minimum Tax)

        2,175   New Jersey Higher Education Assistance Authority, Student              6/09 at 101.00       AAA           2,225,199
                 Loan Revenue Bonds, Series 1999A, 5.250%, 6/01/18 -
                 MBIA Insured (Alternative Minimum Tax)

                New Jersey Higher Education Assistance Authority, Student
                Loan Revenue Bonds, Series 2000A:
        1,995    5.700%, 6/01/08 - MBIA Insured (Alternative Minimum Tax)                No Opt. Call       AAA           2,013,693
        1,330    6.000%, 6/01/15 - MBIA Insured (Alternative Minimum Tax)              6/10 at 101.00       AAA           1,344,909

        2,000   Rutgers State University, New Jersey, Revenue Bonds,                   5/14 at 100.00       AAA           2,085,000
                 Series 2004E, 5.000%, 5/01/34 - FGIC Insured

        2,025   University of Medicine and Dentistry of New Jersey,                    4/13 at 100.00       AAA           2,150,024
                 Certificates of Participation, Child Health Institute, LLC,
                 Series 2003, 5.000%, 4/15/21 - AMBAC Insured

        1,000   University of Medicine and Dentistry of New Jersey,                    6/14 at 100.00       AAA           1,040,900
                 Certificates of Participation, University Housing Associates,
                 LLC, Series 2004, 5.000%, 6/15/29 - MBIA Insured

        2,750   University of Medicine and Dentistry of New Jersey,                   12/12 at 100.00       AAA           2,851,557
                 Revenue Bonds, Series 2002A, 5.000%, 12/01/31 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

       32,575   Total Education and Civic Organizations                                                                  34,439,673
------------------------------------------------------------------------------------------------------------------------------------


                FINANCIALS - 0.9% (0.7% OF TOTAL INVESTMENTS)

        1,500   New Jersey Economic Development Authority, Revenue                       No Opt. Call      Baa3           1,636,965
                 Refunding Bonds, Kapkowski Road Landfill Project,
                 Series 2002, 5.750%, 10/01/21
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 14.4% (9.7% OF TOTAL INVESTMENTS)

          620   Camden County Improvement Authority, New Jersey, Revenue               8/14 at 100.00       BBB             655,104
                 Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34

          240   New Jersey Health Care Facilities Financing Authority, Revenue         7/15 at 100.00      Baa3             251,002
                 Bonds, Children's Specialized Hospital, Series 2005A,
                 5.500%, 7/01/36

        2,900   New Jersey Health Care Facilities Financing Authority, Revenue         1/10 at 101.00        A2           3,099,027
                 Bonds, Hackensack University Medical Center, Series 2000,
                 6.000%, 1/01/34

          375   New Jersey Health Care Facilities Financing Authority, Revenue         7/16 at 100.00        A-             383,936
                 Bonds, Hunterdon Medical Center, Series 2006,
                 5.125%, 7/01/35 (WI/DD, Settling 1/05/06)

        3,500   New Jersey Health Care Facilities Financing Authority, Revenue         7/11 at 100.00        A2           3,705,765
                 Bonds, Kennedy Health System Obligated Group, Series 2001,
                 5.625%, 7/01/31

        1,800   New Jersey Health Care Facilities Financing Authority, Revenue         7/09 at 101.00       AAA           1,930,230
                 Bonds, Meridian Health System Obligated Group, Series 1999,
                 5.625%, 7/01/12 - FSA Insured

        1,500   New Jersey Health Care Facilities Financing Authority, Revenue         7/15 at 100.00        AA           1,544,610
                 Bonds, RWJ Health Care Corporation, Series 2005B,
                 5.000%, 7/01/35 - RAAI Insured

        2,000   New Jersey Health Care Facilities Financing Authority, Revenue         7/10 at 100.00       AAA           2,162,160
                 Bonds, Society of the Valley Hospital Obligated Group,
                 Series 2000, 5.750%, 7/01/15 - AMBAC Insured

        1,875   New Jersey Health Care Facilities Financing Authority, Revenue         7/13 at 100.00      Baa3           1,931,287
                 Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/33

        3,000   New Jersey Health Care Facilities Financing Authority, Revenue         7/12 at 100.00      Baa1           3,231,210
                 Bonds, South Jersey Hospital System, Series 2002,
                 5.875%, 7/01/21

        1,270   New Jersey Health Care Facilities Financing Authority, Revenue         7/14 at 100.00        AA           1,359,840
                 Bonds, St. Clare's Hospital, Series 2004A, 5.250%, 7/01/20 -
                 RAAI Insured

          545   New Jersey Health Care Facilities Financing Authority, Revenue         7/10 at 101.00      BBB-             609,648
                 Bonds, Trinitas Hospital Obligated Group, Series 2000,
                 7.500%, 7/01/30

        1,130   New Jersey Health Care Facilities Financing Authority, Revenue         7/12 at 100.00         A           1,218,434
                 Refunding Bonds, Atlantic City Medical Center, Series 2002,
                 5.750%, 7/01/25

        1,710   New Jersey Health Care Facilities Financing Authority, Revenue         1/12 at 100.00        AA           1,764,977
                 Refunding Bonds, Bayshore Community Hospital, Series 2002,
                 5.000%, 7/01/22 - RAAI Insured

           25   New Jersey Health Care Facilities Financing Authority, Revenue          7/07 at 102.0      BBB-              25,949
                 Refunding Bonds, St. Elizabeth Hospital Obligated Group,
                 Series 1997, 6.000%, 7/01/27


                                       31

                        Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ) (continued)
                             Portfolio of INVESTMENTS December 31, 2005 (Unaudited)
    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$       2,650   Puerto Rico Industrial, Tourist, Educational, Medical and              6/06 at 102.00      Baa1      $    2,706,498
                 Environmental Control Facilities Financing Authority,
                 Adjustable Rate Industrial Revenue Bonds, American Home
                 Products Corporation, Series 1983A, 5.100%, 12/01/18
------------------------------------------------------------------------------------------------------------------------------------

       25,140   Total Health Care                                                                                        26,579,677
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 4.4% (3.0% OF TOTAL INVESTMENTS)

          340   Essex County Improvement Authority, New Jersey, FNMA                  11/12 at 100.00       Aaa             343,638
                 Enhanced Multifamily Revenue Bonds, Mount Carmel Towers,
                 Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)

          530   Long Branch Housing Finance Corporation New Jersey,                    4/06 at 100.00       N/R             533,090
                 Housing Revenue Bonds, Washington Manor Associates Ltd.
                 Section 8 Assisted Elderly Project, Series 1980,
                 10.000%, 10/01/11

        7,000   New Jersey Housing and Mortgage Finance Agency,                       11/07 at 101.50       AAA           7,299,880
                 Multifamily Housing Revenue Bonds, Series 1997A,
                 5.550%, 5/01/27 - AMBAC Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

        7,870   Total Housing/Multifamily                                                                                 8,176,608
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 1.7% (1.2% OF TOTAL INVESTMENTS)

                New Jersey Housing and Mortgage Finance Agency, Home
                Buyer Program Revenue Bonds, Series 1997U:
        1,965    5.700%, 10/01/14 - MBIA Insured (Alternative Minimum Tax)            10/07 at 101.50       AAA           2,029,570
          535    5.850%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)             10/07 at 101.50       AAA             551,280

          500   New Jersey Housing and Mortgage Finance Agency,                          No Opt. Call       AAA             516,050
                 Home Buyer Program Revenue Bonds, Series 2000CC,
                 4.600%, 10/01/09 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

        3,000   Total Housing/Single Family                                                                               3,096,900
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 1.0% (0.7% OF TOTAL INVESTMENTS)

          750   New Jersey Economic Development Authority, First Mortgage             11/14 at 100.00       N/R             784,470
                 Revenue Bonds, Winchester Gardens at Wards Homestead,
                 Series 2004A, 5.800%, 11/01/31

        1,000   New Jersey Economic Development Authority, Revenue Bonds,              6/11 at 102.00        A+           1,078,100
                 Masonic Charity Foundation of New Jersey, Series 2001,
                 5.500%, 6/01/21
------------------------------------------------------------------------------------------------------------------------------------

        1,750   Total Long-Term Care                                                                                      1,862,570
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 15.4% (10.4% OF TOTAL INVESTMENTS)

        2,075   Egg Harbor Township School District, Atlantic County,                  4/15 at 100.00       Aaa           2,188,835
                 New Jersey, General Obligation Bonds, Series 2005,
                 5.000%, 4/01/27 - MBIA Insured

        2,460   Freehold Regional High School District, Monmouth County                  No Opt. Call       AAA           2,715,200
                 Board of Education, New Jersey, School District Refunding
                 Bonds, Series 2001, 5.000%, 3/01/17 - FGIC Insured

        1,170   Jersey City, New Jersey, General Obligation Improvement Bonds,           No Opt. Call       AAA           1,284,929
                 Series 2002A, 5.250%, 3/01/13 - AMBAC Insured

        1,500   Jersey City, New Jersey, General Obligation Public Improvement         9/11 at 102.00       AAA           1,596,825
                 Bonds, Series 2003B, 5.000%, 9/01/20 - FSA Insured

        2,000   Manalapan-Englishtown Regional Board of Education,                    10/13 at 100.00       AAA           2,101,440
                 New Jersey, General Obligation Bonds, Series 2003,
                 5.000%, 10/01/27 - MBIA Insured

                New Jersey, General Obligation Bonds, Series 1992D:
        2,580    6.000%, 2/15/11                                                         No Opt. Call        AA           2,876,623
        1,560    6.000%, 2/15/13                                                         No Opt. Call        AA           1,781,270

          720   New Jersey, General Obligation Bonds, Series 2005L,                      No Opt. Call       AAA             802,354
                 5.250%, 7/15/16 - AMBAC Insured

        4,000   Passaic County, New Jersey, General Improvement Refunding                No Opt. Call       AAA           4,312,880
                 Bonds, Series 1993, 5.125%, 9/01/12 - FGIC Insured

                Stafford Township Board of Education, Ocean County, New Jersey,
                General Obligation Bonds, Series 2003:
        1,350    5.250%, 1/15/18 - FSA Insured                                         1/12 at 100.00       Aaa           1,448,361
        1,100    5.250%, 1/15/19 - FSA Insured                                         1/12 at 100.00       Aaa           1,180,146

        2,085   Washington Township Board of Education, Gloucester County,             2/13 at 100.00       Aaa           2,235,078
                 New Jersey, General Obligation Bonds, Series 2004,
                 5.000%, 2/01/15 - MBIA Insured

        1,780   West Deptford Township, New Jersey, General Obligation Bonds,          9/14 at 100.00       Aaa           1,884,255
                 Series 2004, 4.750%, 9/01/17 - AMBAC Insured


                                       32

    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       1,800   Woodbridge Township, Middlesex County, New Jersey,                     7/09 at 102.00       Aaa      $    1,927,314
                 Sewer Utility Bonds, Series 1999, 5.300%, 7/01/20 -
                 FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

       26,180   Total Tax Obligation/General                                                                             28,335,510
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 30.8% (20.8% OF TOTAL INVESTMENTS)

                Bergen County Improvement Authority, New Jersey, Guaranteed
                Lease Revenue Bonds, County Administration Complex Project,
                Series 2003:
        1,200    5.000%, 11/15/17                                                     11/13 at 100.00       Aaa           1,299,576
        1,145    5.000%, 11/15/18                                                     11/13 at 100.00       Aaa           1,235,547

        1,000   Bergen County Improvement Authority, New Jersey, Guaranteed              No Opt. Call       Aaa           1,109,700
                 Lease Revenue Bonds, County Administration Complex Project,
                 Series 2005, 5.000%, 11/15/26

        2,225   Essex County Improvement Authority, New Jersey, General               10/13 at 100.00       Aaa           2,322,878
                 Obligation Lease Revenue Bonds, Correctional Facilities
                 Project, Series 2003A, 5.000%, 10/01/28 - FGIC Insured

        5,515   Essex County Improvement Authority, New Jersey, Lease Revenue         12/13 at 100.00       Aaa           5,965,465
                 Bonds, Series 2003, 5.125%, 12/15/19 - FSA Insured

        1,225   Garden State Preservation Trust, New Jersey, Open Space and              No Opt. Call       AAA           1,361,588
                 Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 -
                 FSA Insured

                Hudson County Improvement Authority, New Jersey, County Secured
                Lease Revenue Bonds, County Services Building Project, Series
                2005:
        1,185    5.000%, 4/01/25 - AMBAC Insured                                       4/15 at 100.00       AAA           1,251,870
        2,755    5.000%, 4/01/35 - AMBAC Insured                                       4/15 at 100.00       AAA           2,871,895

                Middlesex County Improvement Authority, New Jersey, County
                Guaranteed Open Space Trust Fund Revenue Bonds, Series 2003:
        1,000    5.250%, 9/15/16                                                       9/13 at 100.00       AAA           1,095,350
        1,705    5.250%, 9/15/17                                                       9/13 at 100.00       AAA           1,865,185
        1,000    5.250%, 9/15/21                                                       9/13 at 100.00       AAA           1,091,860

        2,540   New Jersey Economic Development Authority, Cigarette Tax               6/14 at 100.00       BBB           2,676,296
                 Revenue Bonds, Series 2004, 5.750%, 6/15/34

        4,200   New Jersey Economic Development Authority, Revenue Bonds,              7/14 at 100.00       AAA           4,618,152
                 Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 -
                 MBIA Insured

        2,925   New Jersey Economic Development Authority, School Facility               No Opt. Call       AAA           3,229,931
                 Construction Bonds, Series 2005K, 5.250%, 12/15/14 -
                 FGIC Insured

        1,000   New Jersey Educational Facilities Authority, Revenue Bonds,            9/12 at 100.00       AAA           1,079,470
                 Higher Education Capital Improvement Bonds, Fund Issue,
                 Series 2002A, 5.250%, 9/01/19 - AMBAC Insured

        2,720   New Jersey Health Care Facilities Financing Authority,                 9/13 at 100.00       AA-           2,824,638
                 Lease Revenue Bonds, Department of Human Services -
                 Greystone Park Psychiatric Hospital, Series 2003,
                 5.000%, 9/15/25

        4,000   New Jersey Health Care Facilities Financing Authority,                 9/15 at 100.00       AAA           4,190,920
                 Lease Revenue Bonds, Department of Human Services -
                 Greystone Park Psychiatric Hospital, Series 2005,
                 5.000%, 9/15/28 - AMBAC Insured

        1,500   New Jersey Sports and Exposition Authority, Convention                   No Opt. Call       AAA           1,733,820
                 Center Luxury Tax Bonds, Series 2004, 5.500%, 3/01/22 -
                 MBIA Insured

        3,000   New Jersey Transit Corporation, Certificates of Participation,           No Opt. Call       AAA           3,340,350
                 Federal Transit Administration Grants, Series 2002A,
                 5.500%, 9/15/14 - AMBAC Insured

        1,875   New Jersey Transit Corporation, Lease Appropriation Bonds,             9/15 at 100.00       AAA           1,998,862
                 Series 2005A, 5.000%, 9/15/18 - FGIC Insured

        2,000   New Jersey Transportation Trust Fund Authority,                       12/15 at 100.00       AAA           2,192,460
                 Transportation System Bonds, Series 2005B,
                 5.250%, 12/15/18 - FGIC Insured

        2,000   New Jersey Transportation Trust Fund Authority,                        6/15 at 100.00       AAA           2,134,260
                 Transportation System Bonds, Series 2005D, 5.000%, 6/15/19 -
                 FSA Insured

        2,745   Union County Improvement Authority, New Jersey, General                3/13 at 100.00       Aaa           2,847,718
                 Obligation Lease Revenue Bonds, Plainfield Park Madison
                 Redevelopment Project, Series 2003, 5.000%, 3/01/34 -
                 FSA Insured

        2,445   Union County Improvement Authority, New Jersey, General                6/13 at 100.00       Aa1           2,591,896
                 Obligation Lease Revenue Bonds, Series 2003, 5.000%, 6/15/23
------------------------------------------------------------------------------------------------------------------------------------

       52,905   Total Tax Obligation/Limited                                                                             56,929,687
------------------------------------------------------------------------------------------------------------------------------------


                                       33

                        Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ) (continued)
                             Portfolio of INVESTMENTS December 31, 2005 (Unaudited)
    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 21.2% (14.3% OF TOTAL INVESTMENTS)

$       2,750   Casino Reinvestment Development Authority, New Jersey,                 6/15 at 100.00       AAA      $    2,975,968
                 Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 -
                 MBIA Insured

                Delaware River and Bay Authority, Delaware and New Jersey,
                Revenue Bonds, Series 2005:
        2,500    5.000%, 1/01/27 - MBIA Insured                                        1/15 at 100.00       AAA           2,636,175
        4,000    5.000%, 1/01/28 - MBIA Insured                                        1/15 at 100.00       AAA           4,202,640

                New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
        1,365    6.500%, 1/01/16                                                         No Opt. Call         A           1,602,565
          565    6.500%, 1/01/16 - MBIA Insured                                          No Opt. Call       AAA             665,943
          345    6.500%, 1/01/16 - AMBAC Insured                                         No Opt. Call       AAA             406,638

        5,750   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A,            7/13 at 100.00       AAA           6,131,800
                 5.000%, 1/01/19 - FGIC Insured

        1,995   New Jersey Turnpike Authority, Revenue Bonds, Series 2005C,            1/15 at 100.00       AAA           2,085,453
                 5.000%, 1/01/35 - FSA Insured

          750   Newark Housing Authority, New Jersey, Port Authority                   1/14 at 100.00       AAA             809,138
                 Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 -
                 MBIA Insured

        2,750   Passaic County Improvement Authority, New Jersey, Revenue              4/15 at 100.00       Aaa           2,856,480
                 Bonds, Paterson Parking Deck Facility, Series 2005,
                 5.000%, 4/15/35 - FSA Insured

        4,000   Port Authority of New York and New Jersey, Consolidated                6/15 at 101.00       AAA           4,217,760
                 Revenue Bonds, One Hundred Fortieth Series 2005,
                 5.000%, 12/01/28 - XLCA Insured

        2,000   Port Authority of New York and New Jersey, Consolidated                4/12 at 101.00       AAA           2,081,740
                 Revenue Bonds, One Hundred Twenty-Fifth Series 2002,
                 5.000%, 4/15/32 - FSA Insured

        8,000   Port Authority of New York and New Jersey, Special Project            12/07 at 102.00       AAA           8,449,598
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 5.750%, 12/01/22 - MBIA Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

       36,770   Total Transportation                                                                                     39,121,898
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED (4) - 16.8% (11.3% OF TOTAL INVESTMENTS)

                Garden State Preservation Trust, New Jersey, Open Space and
                Farmland Preservation Bonds, Series 2003A:
        1,750    5.000%, 11/01/20 (Pre-refunded 11/01/13) - FSA Insured               11/13 at 100.00       AAA           1,904,070
        1,965    5.000%, 11/01/21 (Pre-refunded 11/01/13) - FSA Insured               11/13 at 100.00       AAA           2,137,999

        2,000   New Jersey Economic Development Authority, School Facilities           6/12 at 100.00       AAA           2,159,680
                 Construction Bonds, Series 2002C, 5.000%, 6/15/20
                 (Pre-refunded 6/15/12) - MBIA Insured

        3,425   New Jersey Economic Development Authority, School Facilities           6/13 at 100.00       AAA           3,774,521
                 Construction Bonds, Series 2003F, 5.250%, 6/15/21
                 (Pre-refunded 6/15/13) - FGIC Insured

        2,250   New Jersey Economic Development Authority, School Facilities           9/13 at 100.00       AAA           2,445,525
                 Construction Bonds, Series 2004G, 5.000%, 9/01/17
                 (Pre-refunded 9/01/13) - MBIA Insured

        2,025   New Jersey Transportation Trust Fund Authority, Transportation        12/11 at 100.00       AAA           2,288,027
                 System Bonds, Series 2001B, 6.000%, 12/15/19
                 (Pre-refunded 12/15/11) - MBIA Insured

        2,000   New Jersey Transportation Trust Fund Authority,                        6/13 at 100.00       AAA           2,239,240
                 Transportation System Bonds, Series 2003C, 5.500%, 6/15/18
                 (Pre-refunded 6/15/13)

                New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
          465    6.500%, 1/01/16                                                         No Opt. Call       AAA             548,579
          195    6.500%, 1/01/16 - MBIA Insured                                          No Opt. Call       AAA             230,049
          120    6.500%, 1/01/16 - AMBAC Insured                                         No Opt. Call       AAA             141,569
        6,590    6.500%, 1/01/16                                                         No Opt. Call       AAA           7,774,487
        1,760    6.500%, 1/01/16 - AMBAC Insured                                         No Opt. Call       AAA           2,076,342
        2,745    6.500%, 1/01/16 - MBIA Insured                                          No Opt. Call       AAA           3,232,018
------------------------------------------------------------------------------------------------------------------------------------

       27,290   Total U.S. Guaranteed                                                                                    30,952,106
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 2.8% (1.9% OF TOTAL INVESTMENTS)

          545   Camden County Pollution Control Financing Authority,                   6/06 at 100.00      Baa3             548,150
                 New Jersey, Solid Waste Disposal and Resource Recovery
                 System Revenue Bonds, Series 1991D, 7.250%, 12/01/10

        1,250   New Jersey Economic Development Authority, Pollution Control             No Opt. Call      Baa1           1,295,187
                 Revenue Refunding Bonds, Public  Service Electric and Gas
                 Company, Series 2001A, 5.000%, 3/01/12


                                       34

    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       3,125   Puerto Rico Electric Power Authority, Power Revenue Bonds,             7/15 at 100.00       AAA      $    3,280,500
                 Series 2005RR, 5.000%, 7/01/35 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

        4,920   Total Utilities                                                                                           5,123,837
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 14.3% (9.6% OF TOTAL INVESTMENTS)

                Bayonne Municipal Utilities Authority, New Jersey, Water
                System Revenue Refunding Bonds, Series 2003A:
        1,450    5.000%, 4/01/19 - XLCA Insured                                        4/13 at 100.00       Aaa           1,531,534
        1,250    5.000%, 4/01/24 - XLCA Insured                                        4/13 at 100.00       Aaa           1,308,300

        1,000   Hudson County Improvement Authority, New Jersey, Utility               1/08 at 101.50       AAA           1,046,100
                 System Revenue Bonds, Harrison Franchise Acquisition
                 Project, Series 1997, 5.350%, 1/01/27 - FSA Insured

        1,000   Jersey City Sewer Authority, Hudson County, New Jersey,                  No Opt. Call       AAA           1,146,450
                 Sewer Revenue Refunding Bonds, Series 1993,
                 6.250%, 1/01/14 - AMBAC Insured

        3,100   New Jersey Economic Development Authority, Water Facilities            3/06 at 100.00       AAA           3,208,097
                 Revenue Refunding Bonds, Hackensack Water Company,
                 Series 1994B, 5.900%, 3/01/24 - MBIA Insured (Alternative
                 Minimum Tax)

        6,950   New Jersey Environmental Infrastructure Trust, Environmental           9/11 at 101.00       AAA           7,229,529
                 Infrastructure Bonds, Series 2001A, 4.750%, 9/01/20

        1,650   New Jersey Water Supply Authority, Water Supply Authority              8/15 at 100.00       AAA           1,729,975
                 Bonds, Manasquan Reservoir, Series 2005,
                 5.000%, 8/01/31 - MBIA Insured

        3,500   North Hudson Sewerage Authority, New Jersey, Sewerage                  8/12 at 100.00       Aaa           3,775,170
                 Revenue Refunding Bonds, Series 2002A, 5.250%, 8/01/19 -
                 FGIC Insured

        1,155   Ocean County, New Jersey, Brick Township Municipal Utilities          12/12 at 100.00       Aaa           1,249,814
                 Authority, Revenue Bonds, Series 2002, 5.250%, 12/01/18 -
                 FGIC Insured

        1,000   Stony Brook Regional Sewer Authority, Princeton, New Jersey,             No Opt. Call       Aa2           1,081,580
                 Revenue Refunding Bonds, Series 1993B, 5.450%, 12/01/12

        1,200   Trenton Parking Authority, Mercer County, New Jersey,                 10/13 at 100.00       Aaa           1,272,348
                 Guaranteed Parking System Revenue Bonds, Series 2003,
                 5.000%, 10/01/24 - FGIC Insured

        1,500   Wanaque Valley Regional Sewer Authority, Passaic County,                 No Opt. Call       AAA           1,711,920
                 New Jersey, Sewer Revenue Refunding Bonds, Series 1993B,
                 5.750%, 9/01/18 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

       24,755   Total Water and Sewer                                                                                    26,290,817
------------------------------------------------------------------------------------------------------------------------------------

$     254,535   Total Investments (cost $262,030,984) - 148.1%                                                          273,105,259
=============-----------------------------------------------------------------------------------------------------------------------

                Other Assets Less Liabilities - 1.6%                                                                      2,879,878
                --------------------------------------------------------------------------------------------------------------------

                Preferred Shares, at Liquidation Value - (49.7)%                                                        (91,600,000)
                --------------------------------------------------------------------------------------------------------------------

                Net Assets Applicable to Common Shares - 100%                                                       $  184,385,137
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

                    (4) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

                  WI/DD Security purchased on a when-issued or delayed delivery basis.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ)
                        Portfolio of
                                INVESTMENTS December 31, 2005 (Unaudited)
    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 0.5% (0.4% OF TOTAL INVESTMENTS)

                Middlesex County Improvement Authority, New Jersey, Senior
                Revenue Bonds, Heldrich Center Hotel/Conference Center
                Project, Series 2005A:
$         260    5.000%, 1/01/32                                                       1/15 at 100.00      Baa3      $      259,061
          230    5.125%, 1/01/37                                                       1/15 at 100.00      Baa3             231,484

           35   New Jersey Economic Development Authority, General Motors                No Opt. Call        B1              31,343
                 Corporation, Series 1984, 5.350%, 4/01/09
------------------------------------------------------------------------------------------------------------------------------------

          525   Total Consumer Discretionary                                                                                521,888
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 4.7% (3.2% OF TOTAL INVESTMENTS)

          915   Tobacco Settlement Financing Corporation, New Jersey,                  6/12 at 100.00       BBB             951,024
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 5.750%, 6/01/32

                Tobacco Settlement Financing Corporation, New Jersey,
                Tobacco Settlement Asset-Backed Bonds, Series 2003:
        2,240    6.125%, 6/01/24                                                       6/13 at 100.00       BBB           2,447,424
        1,125    6.375%, 6/01/32                                                       6/13 at 100.00       BBB           1,237,770
------------------------------------------------------------------------------------------------------------------------------------

        4,280   Total Consumer Staples                                                                                    4,636,218
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 21.0% (14.3% OF TOTAL INVESTMENTS)

          250   New Jersey Educational Facilities Authority, Revenue Bonds,            7/14 at 100.00       N/R             265,055
                 Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23

          385   New Jersey Educational Facilities Authority, Revenue Bonds,            7/16 at 100.00       AAA             406,086
                 Kean University, Series 2005B, 5.000%, 7/01/30 - MBIA Insured

          750   New Jersey Educational Facilities Authority, Revenue Bonds,            7/14 at 100.00       AAA             805,553
                 Montclair State University, Series 2004L, 5.125%, 7/01/21 -
                 MBIA Insured

                New Jersey Educational Facilities Authority, Revenue Bonds,
                Montclair State University, Series 2005F:
        1,200    5.000%, 7/01/17 - FGIC Insured                                        7/15 at 100.00       AAA           1,297,548
          520    5.000%, 7/01/32 - FGIC Insured                                        7/15 at 100.00       AAA             544,840

        1,000   New Jersey Educational Facilities Authority, Revenue Bonds,            7/11 at 100.00       AAA           1,072,160
                 New Jersey Institute of Technology, Series 2001G,
                 5.250%, 7/01/18 - MBIA Insured

        1,000   New Jersey Educational Facilities Authority, Revenue Bonds,            1/14 at 100.00       AAA           1,061,230
                 New Jersey Institute of Technology, Series 2004B,
                 5.000%, 7/01/21 - AMBAC Insured

        1,500   New Jersey Educational Facilities Authority, Revenue Bonds,            7/11 at 101.00       AAA           1,552,560
                 Rowan College, Series 2001C, 5.000%, 7/01/31 - FGIC Insured

                New Jersey Educational Facilities Authority, Revenue Bonds,
                Rowan University, Series 2004C:
        1,255    5.000%, 7/01/12 - MBIA Insured                                          No Opt. Call       AAA           1,354,170
          625    5.000%, 7/01/24 - MBIA Insured                                        7/14 at 100.00       AAA             661,131

          630   New Jersey Educational Facilities Authority, Revenue Bonds,            7/14 at 100.00       AAA             679,480
                 William Paterson University, Series 2004A, 5.125%, 7/01/19 -
                 FGIC Insured

          300   New Jersey Educational Facilities Authority, Revenue Refunding         7/12 at 100.00        AA             313,272
                 Bonds, Rider University, Series 2002A, 5.000%, 7/01/17 -
                 RAAI Insured

          200   New Jersey Educational Facilities Authority, Revenue Refunding         7/11 at 100.00       AAA             214,740
                 Bonds, Seton Hall University Project, Series 2001A,
                 5.250%, 7/01/16 - AMBAC Insured

                New Jersey Educational Facilities Authority, Revenue Refunding
                Bonds, Seton Hall University Project, Series 2001G:
        3,820    4.875%, 7/01/21 - AMBAC Insured                                       7/11 at 100.00       AAA           3,950,262
        1,600    5.000%, 7/01/26 - AMBAC Insured                                       7/11 at 100.00       AAA           1,659,520


                                       36

    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

                Puerto Rico Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Authority, Higher
                Education Revenue Bonds, University of the Sacred Heart, Series
                2001:
$       2,000    5.250%, 9/01/21                                                       9/11 at 100.00       BBB      $    2,072,680
          500    5.250%, 9/01/31                                                       9/11 at 100.00       BBB             513,140

          500   Puerto Rico Industrial, Tourist, Educational, Medical and             12/12 at 101.00      BBB-             514,185
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Refunding Bonds, Ana G. Mendez
                 University System, Series 2002, 5.500%, 12/01/31

        1,905   University of Puerto Rico, University System Revenue Bonds,            6/06 at 100.75       AAA           1,936,109
                 Series 1995M, 5.250%, 6/01/25 - MBIA  Insured
------------------------------------------------------------------------------------------------------------------------------------

       19,940   Total Education and Civic Organizations                                                                  20,873,721
------------------------------------------------------------------------------------------------------------------------------------


                ENERGY - 1.1% (0.8% OF TOTAL INVESTMENTS)

        1,000   Virgin Islands, Senior Secured Revenue Bonds, Government               1/13 at 100.00       BBB           1,134,730
                 Refinery Facilities - Hovensa LLC Coker, Series 2002,
                 6.500%, 7/01/21 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                FINANCIALS - 2.0% (1.3% OF TOTAL INVESTMENTS)

          850   New Jersey Economic Development Authority, Economic                   11/08 at 101.00       N/R             863,796
                 Development Revenue Bonds, Glimcher Properties LP,
                 Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)

          250   New Jersey Economic Development Authority, Industrial                  4/06 at 102.00       Ba3             257,005
                 Development Revenue Refunding Bonds, Newark Airport
                 Marriott Hotel, Series 1996, 7.000%, 10/01/14

          750   New Jersey Economic Development Authority, Revenue                       No Opt. Call      Baa3             818,483
                 Refunding Bonds, Kapkowski Road Landfill Project,
                 Series 2002, 5.750%, 10/01/21
------------------------------------------------------------------------------------------------------------------------------------

        1,850   Total Financials                                                                                          1,939,284
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 16.6% (11.4% OF TOTAL INVESTMENTS)

          310   Camden County Improvement Authority, New Jersey, Revenue               8/14 at 100.00       BBB             327,552
                 Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34

          130   New Jersey Health Care Facilities Financing Authority,                 7/15 at 100.00      Baa3             135,959
                 Revenue Bonds, Children's Specialized Hospital, Series 2005A,
                 5.500%, 7/01/36

          180   New Jersey Health Care Facilities Financing Authority, Revenue         7/16 at 100.00        A-             184,289
                 Bonds, Hunterdon Medical Center, Series 2006,
                 5.125%, 7/01/35 (WI/DD, Settling 1/05/06)

        3,500   New Jersey Health Care Facilities Financing Authority, Revenue         7/11 at 100.00        A2           3,705,765
                 Bonds, Kennedy Health System Obligated Group, Series 2001,
                 5.625%, 7/01/31

                New Jersey Health Care Facilities Financing Authority, Revenue
                Bonds, Robert Wood Johnson University Hospital, Series 2000:
          750    5.750%, 7/01/25                                                       7/10 at 100.00        A2             798,353
        3,000    5.750%, 7/01/31                                                       7/10 at 100.00        A2           3,193,410

        1,000   New Jersey Health Care Facilities Financing Authority, Revenue         7/13 at 100.00      Baa3           1,030,020
                 Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/33

        1,350   New Jersey Health Care Facilities Financing Authority, Revenue         7/12 at 100.00      Baa1           1,454,044
                 Bonds, South Jersey Hospital System, Series 2002,
                 5.875%, 7/01/21

          845   New Jersey Health Care Facilities Financing Authority, Revenue         7/14 at 100.00        AA             904,775
                 Bonds, St. Clare's Hospital, Series 2004A, 5.250%, 7/01/20 -
                 RAAI Insured

          500   New Jersey Health Care Facilities Financing Authority, Revenue         7/10 at 101.00      BBB-             559,310
                 Bonds, Trinitas Hospital Obligated Group, Series 2000,
                 7.500%, 7/01/30

        1,500   New Jersey Health Care Facilities Financing Authority, Revenue         1/09 at 101.00       AAA           1,588,830
                 Bonds, Virtua Health System, Series 1998, 5.250%, 7/01/10 -
                 FSA Insured

        2,500   New Jersey Health Care Facilities Financing Authority, Revenue         7/09 at 101.00        A2           2,607,775
                 Refunding Bonds, Burdette Tomlin Memorial Hospital,
                 Series 1999, 5.500%, 7/01/29

           40   New Jersey Health Care Facilities Financing Authority,                 7/07 at 102.00      BBB-              41,519
                 Revenue Refunding Bonds, St. Elizabeth Hospital Obligated
                 Group, Series 1997, 6.000%, 7/01/27
------------------------------------------------------------------------------------------------------------------------------------

       15,605   Total Health Care                                                                                        16,531,601
------------------------------------------------------------------------------------------------------------------------------------


                                       37

                        Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ) (continued)
                             Portfolio of INVESTMENTS December 31, 2005 (Unaudited)
    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.7% (1.2% OF TOTAL INVESTMENTS)

$         250   New Jersey Economic Development Authority, First Mortgage             11/14 at 100.00       N/R      $      261,490
                 Revenue Bonds, Winchester Gardens at Wards Homestead,
                 Series 2004A, 5.800%, 11/01/31

                New Jersey Economic Development Authority, Revenue Bonds,
                Masonic Charity Foundation of New Jersey, Series 2001:
        1,000    6.000%, 6/01/25                                                       6/11 at 102.00        A+           1,109,830
          335    5.500%, 6/01/31                                                       6/11 at 102.00        A+             357,224
------------------------------------------------------------------------------------------------------------------------------------

        1,585   Total Long-Term Care                                                                                      1,728,544
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 5.5% (3.7% OF TOTAL INVESTMENTS)

                Hamilton Township, Mercer County Board of Education, New Jersey,
                General Obligation Bonds, Series 2001:
        1,850    4.750%, 8/15/18 - FSA Insured                                         8/10 at 100.00       AAA           1,921,355
        1,630    4.750%, 8/15/19 - FSA Insured                                         8/10 at 100.00       AAA           1,691,337

          360   New Jersey, General Obligation Bonds, Series 2005L,                      No Opt. Call       AAA             401,177
                 5.250%, 7/15/16 - AMBAC Insured

        1,350   Puerto Rico, General Obligation and Public Improvement Bonds,          7/11 at 100.00       AAA           1,439,478
                 Series 2001, 5.250%, 7/01/27 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

        5,190   Total Tax Obligation/General                                                                              5,453,347
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 22.2% (15.1% OF TOTAL INVESTMENTS)

          600   Bergen County Improvement Authority, New Jersey, Guaranteed              No Opt. Call       Aaa             665,820
                 Lease Revenue Bonds, County Administration Complex Project,
                 Series 2005, 5.000%, 11/15/26

        1,500   Camden County Improvement Authority, New Jersey, County                9/15 at 100.00       AAA           1,624,860
                 Guaranteed Lease Revenue Bonds, Series 2005A,
                 5.000%, 9/01/16 - FSA Insured

        1,100   Casino Reinvestment Development Authority, New Jersey,                 1/15 at 102.00       AAA           1,208,152
                 Hotel Room Fee Revenue Bonds, Series 2004, 5.250%, 1/01/16 -
                 AMBAC Insured

        2,000   Essex County Improvement Authority, New Jersey, Lease                    No Opt. Call       Aaa           2,161,620
                  Revenue Bonds, Series 2003, 5.000%, 12/15/12 - FSA Insured

          815   Garden State Preservation Trust, New Jersey, Open Space and              No Opt. Call       AAA             905,873
                 Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 -
                 FSA Insured

        1,055   Gloucester County Improvement Authority, New Jersey,                   9/15 at 100.00       AAA           1,128,808
                 Lease Revenue Bonds, Series 2005A, 5.000%, 9/01/20 -
                 MBIA Insured

        1,200   New Jersey Economic Development Authority, Cigarette Tax               6/14 at 100.00       BBB           1,264,392
                 Revenue Bonds, Series 2004, 5.750%, 6/15/34

        2,200   New Jersey Economic Development Authority, Revenue Bonds,              7/14 at 100.00       AAA           2,419,032
                 Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 -
                 MBIA Insured

          525   New Jersey Economic Development Authority, School Facilities           9/15 at 100.00       AAA             566,947
                 Construction Bonds, Series 2005N-1, 5.000%, 9/01/17 -
                 AMBAC Insured

        1,550   New Jersey Economic Development Authority, School Facility               No Opt. Call       AAA           1,711,588
                 Construction Bonds, Series 2005K, 5.250%, 12/15/14 -
                 FGIC Insured

        1,000   New Jersey Educational Facilities Authority, Revenue Bonds,            9/12 at 100.00       AAA           1,079,470
                 Higher Education Capital Improvement Bonds, Fund Issue,
                 Series 2002A, 5.250%, 9/01/19 - AMBAC Insured

          925   New Jersey Health Care Facilities Financing Authority, Lease           9/15 at 100.00       AAA             990,305
                 Revenue Bonds, Department of Human Services - Greystone
                 Park Psychiatric Hospital, Series 2005, 5.000%, 9/15/18 -
                 AMBAC Insured

        1,000   New Jersey Transit Corporation, Certificates of Participation,           No Opt. Call       AAA           1,113,450
                 Federal Transit Administration Grants, Series 2002A,
                 5.500%, 9/15/14 - AMBAC Insured

        1,115   New Jersey Transit Corporation, Lease Appropriation Bonds,             9/15 at 100.00       AAA           1,188,657
                 Series 2005A, 5.000%, 9/15/18 - FGIC Insured

        2,300   New Jersey Transportation Trust Fund Authority, Transportation         6/15 at 100.00       AAA           2,454,399
                 System Bonds, Series 2005D, 5.000%, 6/15/19 - FSA Insured

        1,500   Virgin Islands Public Finance Authority, Senior Lien Revenue          10/08 at 101.00        AA           1,570,050
                 Refunding Bonds, Matching Fund Loan Note, Series 1998A,
                 5.500%, 10/01/18 - RAAI Insured
------------------------------------------------------------------------------------------------------------------------------------

       20,385   Total Tax Obligation/Limited                                                                             22,053,423
------------------------------------------------------------------------------------------------------------------------------------


                                       38

    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 24.5% (16.7% OF TOTAL INVESTMENTS)

                Delaware River and Bay Authority, Delaware and New Jersey,
                Revenue Bonds, Series 2005:
$       1,000    5.000%, 1/01/25 - MBIA Insured                                        1/15 at 100.00        AAA     $    1,059,840
        1,000    5.000%, 1/01/26 - MBIA Insured                                        1/15 at 100.00        AAA          1,057,540
          500    5.000%, 1/01/27 - MBIA Insured                                        1/15 at 100.00        AAA            527,235
        1,000    5.000%, 1/01/28 - MBIA Insured                                        1/15 at 100.00        AAA          1,050,660

          900   New Jersey Economic Development Authority, Special Facilities         11/10 at 101.00          B            878,184
                 Revenue Bonds, Continental Airlines Inc., Series 2000,
                 7.000%, 11/15/30 (Alternative Minimum Tax)

                New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
          180    6.500%, 1/01/16                                                         No Opt. Call          A            211,327
           50    6.500%, 1/01/16 - MBIA Insured                                          No Opt. Call        AAA             58,933

        3,000   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A,            7/13 at 100.00        AAA          3,199,200
                 5.000%, 1/01/19 - FGIC Insured

        1,195   New Jersey Turnpike Authority, Revenue Bonds, Series 2005C,            1/15 at 100.00        AAA          1,249,181
                 5.000%, 1/01/35 - FSA Insured

          375   Newark Housing Authority, New Jersey, Port Authority Terminal          1/14 at 100.00        AAA            404,569
                 Revenue Bonds, Series 2004, 5.250%, 1/01/21 - MBIA Insured

        2,000   Port Authority of New York and New Jersey, Consolidated                1/07 at 101.00        AAA          2,058,700
                 Revenue Bonds, One Hundred Ninth Series 1997,
                 5.375%, 1/15/32 - MBIA Insured

        3,500   Port Authority of New York and New Jersey, Consolidated               10/07 at 101.00        AAA          3,632,685
                 Revenue Bonds, One Hundred Twentieth Series 2000,
                 5.500%, 10/15/35 - MBIA Insured (Alternative Minimum Tax)

        5,000   Port Authority of New York and New Jersey, Special Project            12/07 at 102.00        AAA          5,281,000
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 5.750%, 12/01/22 - MBIA Insured (Alternative Minimum Tax)

        3,435   South Jersey Transportation Authority New Jersey,                     11/09 at 101.00        AAA          3,642,027
                 Transportation System Revenue Bonds, Series 1999,
                 5.125%, 11/01/22 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

       23,135   Total Transportation                                                                                     24,311,081
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED (4) - 20.2% (13.8% OF TOTAL INVESTMENTS)

        1,000   Delaware River and Bay Authority, Delaware and New Jersey,             1/13 at 100.00        AAA          1,098,410
                 Revenue Bonds, Series 2003, 5.250%, 1/01/18 (Pre-refunded
                 1/01/13) - MBIA Insured

                Garden State Preservation Trust, New Jersey, Open Space and
                Farmland Preservation Bonds, Series 2003A:
          550    5.250%, 11/01/19 (Pre-refunded 11/01/13) - FSA Insured               11/13 at 100.00        AAA            607,701
          900    5.000%, 11/01/20 (Pre-refunded 11/01/13) - FSA Insured               11/13 at 100.00        AAA            979,236
        1,015    5.000%, 11/01/21 (Pre-refunded 11/01/13) - FSA Insured               11/13 at 100.00        AAA          1,104,361

        2,400   New Jersey Economic Development Authority, School Facilities
                Construction Bonds, Series 2001A, 5.000%, 6/15/21
                (Pre-refunded 6/15/11) - AMBAC Insured                                 6/11 at 100.00        AAA          2,573,736

        1,000   New Jersey Economic Development Authority, School Facilities
                Construction Bonds, Series 2003F, 5.250%, 6/15/21
                (Pre-refunded 6/15/13) - FGIC Insured                                  6/13 at 100.00        AAA          1,102,050

          900   New Jersey Economic Development Authority, School Facilities
                Construction Bonds, Series 2004G, 5.000%, 9/01/17
                (Pre-refunded 9/01/13) - MBIA Insured                                  9/13 at 100.00        AAA            978,210

                New Jersey Transportation Trust Fund Authority, Transportation
                System Bonds, Series 2003C:
        1,000    5.500%, 6/15/17 (Pre-refunded 6/15/13)                                6/13 at 100.00        AAA          1,119,620
        1,000    5.500%, 6/15/18 (Pre-refunded 6/15/13)                                6/13 at 100.00        AAA          1,119,620

                New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
           45    6.500%, 1/01/16                                                         No Opt. Call        AAA             53,088
           20    6.500%, 1/01/16 - MBIA Insured                                          No Opt. Call        AAA             23,595
          795    6.500%, 1/01/16                                                         No Opt. Call        AAA            937,893

        1,500   Puerto Rico Infrastructure Financing Authority, Special               10/10 at 101.00        AAA          1,620,000
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

                Puerto Rico, General Obligation and Public Improvement Bonds,
                Series 2001:
        2,150    5.250%, 7/01/27 (Pre-refunded 7/01/11) - FSA Insured                  7/11 at 100.00        AAA          2,332,922
        1,000    5.125%, 7/01/30 (Pre-refunded 7/01/11) - FSA Insured                  7/11 at 100.00        AAA          1,078,880

        3,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement             7/10 at 100.00        AAA          3,309,270
                 Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26
                 (Pre-refunded 7/01/10)
------------------------------------------------------------------------------------------------------------------------------------

       18,275   Total U.S. Guaranteed                                                                                    20,038,592
------------------------------------------------------------------------------------------------------------------------------------


                                       39

                        Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ) (continued)
                             Portfolio of INVESTMENTS December 31, 2005 (Unaudited)
    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 2.2% (1.5% OF TOTAL INVESTMENTS)

$       1,425   Camden County Pollution Control Financing Authority,                   6/06 at 100.00      Baa3      $    1,446,746
                 New Jersey, Solid Waste Disposal and Resource Recovery
                 System Revenue Bonds, Series 1991B, 7.500%, 12/01/09
                 (Alternative Minimum Tax)

          750   New Jersey Economic Development Authority, Pollution                     No Opt. Call      Baa1             777,112
                 Control Revenue Refunding Bonds, Public  Service Electric
                 and Gas Company, Series 2001A, 5.000%, 3/01/12
------------------------------------------------------------------------------------------------------------------------------------

        2,175   Total Utilities                                                                                           2,223,858
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 24.3% (16.6% OF TOTAL INVESTMENTS)

        1,745   Burlington County Bridge Commission, New Jersey, Guaranteed           12/13 at 100.00       AAA           1,869,244
                 Pooled Loan Bonds, Series 2003, 5.000%, 12/01/18 -
                 MBIA Insured

          225   Guam Government Waterworks Authority, Water and                        7/15 at 100.00       Ba2             241,238
                 Wastewater System Revenue Bonds, Series 2005,
                 6.000%, 7/01/25

        4,635   New Jersey Economic Development Authority, Water Facilities            5/08 at 102.00       Aaa           4,836,298
                 Revenue Bonds, American Water Company, Series 1997B,
                 5.375%, 5/01/32 - FGIC Insured (Alternative Minimum Tax)

        7,000   New Jersey Economic Development Authority, Water Facilities            2/08 at 102.00       AAA           7,235,618
                 Revenue Bonds, Middlesex Water Company, Series 1998,
                 5.350%, 2/01/38 - MBIA Insured (Alternative Minimum Tax)

        2,775   New Jersey Environmental Infrastructure Trust, Environmental           9/08 at 101.00       AAA           2,829,279
                 Infrastructure Bonds, Series 1998A, 4.500%, 9/01/18

       15,840   North Hudson Sewerage Authority, New Jersey, Sewerage                    No Opt. Call       Aaa           7,167,917
                 Revenue Refunding Bonds, Series 2001A, 0.000%, 8/01/23 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

       32,220   Total Water and Sewer                                                                                    24,179,594
------------------------------------------------------------------------------------------------------------------------------------

$     146,165   Total Investments (cost $139,614,300) - 146.5%                                                          145,625,881
=============-----------------------------------------------------------------------------------------------------------------------

                Other Assets Less Liabilities - 1.8%                                                                      1,792,698
                --------------------------------------------------------------------------------------------------------------------

                Preferred Shares, at Liquidation Value - (48.3)%                                                        (48,000,000)
                --------------------------------------------------------------------------------------------------------------------

                Net Assets Applicable to Common Shares - 100%                                                        $   99,418,579
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

                    (4) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

                  WI/DD Security purchased on a when-issued or delayed delivery basis.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ)
                        Portfolio of
                                INVESTMENTS December 31, 2005 (Unaudited)
    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 0.5% (0.3% OF TOTAL INVESTMENTS)

                Middlesex County Improvement Authority, New Jersey, Senior
                Revenue Bonds, Heldrich Center Hotel/Conference Center
                Project, Series 2005A:
$         180    5.000%, 1/01/32                                                       1/15 at 100.00      Baa3      $      179,350
          150    5.125%, 1/01/37                                                       1/15 at 100.00      Baa3             150,968
------------------------------------------------------------------------------------------------------------------------------------

          330   Total Consumer Discretionary                                                                                330,318
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 6.1% (4.1% OF TOTAL INVESTMENTS)

        1,030   Tobacco Settlement Financing Corporation, New Jersey,                  6/12 at 100.00       BBB           1,070,551
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 5.750%, 6/01/32

                Tobacco Settlement Financing Corporation, New Jersey,
                Tobacco Settlement Asset-Backed Bonds, Series 2003:
        1,600    6.125%, 6/01/24                                                       6/13 at 100.00       BBB           1,748,160
        1,250    6.375%, 6/01/32                                                       6/13 at 100.00       BBB           1,375,300
------------------------------------------------------------------------------------------------------------------------------------

        3,880   Total Consumer Staples                                                                                    4,194,011
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 15.8% (10.7% OF TOTAL INVESTMENTS)

        1,000   Bergen County Improvement Authority, New Jersey, Revenue               9/12 at 101.00       N/R           1,058,340
                 Bonds, Yeshiva Ktana of Passaic Project, Series 2002,
                 6.000%, 9/15/27

        3,000   New Jersey Educational Facilities Authority, Revenue Bonds,            7/12 at 100.00       AAA           3,112,920
                 College of New Jersey Project, Series 2002C,
                 4.750%, 7/01/19 - FGIC Insured

          200   New Jersey Educational Facilities Authority, Revenue Bonds,            7/14 at 100.00       N/R             212,044
                 Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23

          175   New Jersey Educational Facilities Authority, Revenue Bonds,            7/16 at 100.00       AAA             184,585
                 Kean University, Series 2005B, 5.000%, 7/01/30 -
                 MBIA Insured

                New Jersey Educational Facilities Authority, Revenue Bonds,
                Montclair State University, Series 2005F:
          800    5.000%, 7/01/17 - FGIC Insured                                        7/15 at 100.00       AAA             865,032
          315    5.000%, 7/01/32 - FGIC Insured                                        7/15 at 100.00       AAA             330,048

          575   New Jersey Educational Facilities Authority, Revenue Bonds,            1/14 at 100.00       AAA             610,207
                 New Jersey Institute of Technology, Series 2004B,
                 5.000%, 7/01/21 - AMBAC Insured

          500   New Jersey Educational Facilities Authority, Revenue Bonds,            7/14 at 100.00       AAA             539,270
                 William Paterson University, Series 2004A, 5.125%, 7/01/19 -
                 FGIC Insured

        1,090   New Jersey Educational Facilities Authority, Revenue Refunding         7/12 at 100.00        AA           1,138,222
                 Bonds, Rider University, Series 2002A, 5.000%, 7/01/17 -
                 RAAI Insured

        1,000   Puerto Rico Industrial, Tourist, Educational, Medical and              2/09 at 101.00      BBB-           1,026,930
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, Ana G. Mendez University System,
                 Series 1999, 5.375%, 2/01/19

        1,790   University of Medicine and Dentistry of New Jersey, Revenue           12/12 at 100.00       AAA           1,856,105
                 Bonds, Series 2002A, 5.000%, 12/01/31 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

       10,445   Total Education and Civic Organizations                                                                  10,933,703
------------------------------------------------------------------------------------------------------------------------------------


                ENERGY - 1.6% (1.1% OF TOTAL INVESTMENTS)

        1,000   Virgin Islands, Senior Secured Revenue Bonds, Government               1/13 at 100.00       BBB           1,134,730
                 Refinery Facilities - Hovensa LLC Coker, Series 2002,
                 6.500%, 7/01/21 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                FINANCIALS - 5.0% (3.4% OF TOTAL INVESTMENTS)

          600   New Jersey Economic Development Authority, Economic                   11/08 at 101.00       N/R             609,738
                 Development Revenue Bonds, Glimcher Properties LP,
                 Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)


                                       41

                        Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ) (continued)
                             Portfolio of INVESTMENTS December 31, 2005 (Unaudited)
    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FINANCIALS (continued)

$       1,250   New Jersey Economic Development Authority, Industrial                  4/06 at 102.00       Ba3      $    1,285,025
                 Development Revenue Refunding Bonds, Newark Airport
                 Marriott Hotel, Series 1996, 7.000%, 10/01/14

        1,450   New Jersey Economic Development Authority, Revenue                       No Opt. Call      Baa3           1,582,400
                 Refunding Bonds, Kapkowski Road Landfill Project,
                 Series 2002, 5.750%, 10/01/21
------------------------------------------------------------------------------------------------------------------------------------

        3,300   Total Financials                                                                                          3,477,163
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 25.4% (17.1% OF TOTAL INVESTMENTS)

          220   Camden County Improvement Authority, New Jersey, Revenue               8/14 at 100.00       BBB             232,456
                 Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34

                New Jersey Health Care Facilities Financing Authority,
                FHA-Insured Mortgage Revenue Bonds, Jersey City Medical Center,
                Series 2001:
          500    5.000%, 8/01/31 - AMBAC Insured                                       8/11 at 100.00       AAA             519,490
        1,925    5.000%, 8/01/41 - AMBAC Insured                                       8/11 at 100.00       AAA           1,972,759

           90   New Jersey Health Care Facilities Financing Authority, Revenue         7/15 at 100.00      Baa3              94,126
                 Bonds, Children's Specialized Hospital, Series 2005A,
                 5.500%, 7/01/36

          120   New Jersey Health Care Facilities Financing Authority, Revenue         7/16 at 100.00        A-             122,860
                 Bonds, Hunterdon Medical Center, Series 2006,
                 5.125%, 7/01/35 (WI/DD, Settling 1/05/06)

                New Jersey Health Care Facilities Financing Authority, Revenue
                Bonds, Kennedy Health System Obligated Group, Series 2001:
          400    5.500%, 7/01/21                                                       7/11 at 100.00        A2             424,104
          140    5.625%, 7/01/31                                                       7/11 at 100.00        A2             148,231

          510   New Jersey Health Care Facilities Financing Authority,                 7/09 at 101.00       AAA             538,958
                 Revenue Bonds, Meridian Health System Obligated Group,
                 Series 1999, 5.250%, 7/01/29 - FSA Insured

        1,000   New Jersey Health Care Facilities Financing Authority,                 7/12 at 101.00      BBB-           1,093,030
                 Revenue Bonds, Palisades Medical Center of New York
                 Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31

        3,500   New Jersey Health Care Facilities Financing Authority, Revenue         7/10 at 100.00        A2           3,725,645
                 Bonds, Robert Wood Johnson University Hospital,
                 Series 2000, 5.750%, 7/01/31

          700   New Jersey Health Care Facilities Financing Authority, Revenue         7/13 at 100.00      Baa3             721,014
                  Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/33

        1,250   New Jersey Health Care Facilities Financing Authority, Revenue         7/12 at 100.00      Baa1           1,346,337
                 Bonds, South Jersey Hospital System, Series 2002,
                 5.875%, 7/01/21

        2,500   New Jersey Health Care Facilities Financing Authority, Revenue         7/12 at 100.00         A           2,695,650
                 Refunding Bonds, Atlantic City Medical Center, Series 2002,
                 5.750%, 7/01/25

        1,150   New Jersey Health Care Facilities Financing Authority, Revenue         1/12 at 100.00        AA           1,183,787
                 Refunding Bonds, Bayshore Community Hospital, Series 2002,
                 5.125%, 7/01/32 - RAAI Insured

        1,500   New Jersey Health Care Facilities Financing Authority, Revenue         7/07 at 102.00      BBB-           1,556,955
                 Refunding Bonds, St. Elizabeth Hospital Obligated Group,
                 Series 1997, 6.000%, 7/01/27

        1,100   Puerto Rico Industrial, Tourist, Educational, Medical and              6/06 at 102.00      Baa1           1,123,452
                 Environmental Control Facilities Financing Authority,
                 Adjustable Rate Industrial Revenue Bonds, American Home
                 Products Corporation, Series 1983A, 5.100%, 12/01/18
------------------------------------------------------------------------------------------------------------------------------------

       16,605   Total Health Care                                                                                        17,498,854
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 3.4% (2.3% OF TOTAL INVESTMENTS)

        2,250   New Jersey Housing and Mortgage Finance Agency,                       11/07 at 101.50       AAA           2,348,303
                 Multifamily Housing Revenue Bonds, Series 1997A,
                 5.650%, 5/01/40 - AMBAC Insured (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 7.7% (5.2% OF TOTAL INVESTMENTS)

                New Jersey Economic Development Authority, Revenue Bonds,
                Masonic Charity Foundation of New Jersey, Series 2001:
        1,000    5.500%, 6/01/21                                                       6/11 at 102.00        A+           1,078,100
        4,000    5.500%, 6/01/31                                                       6/11 at 102.00        A+           4,265,360
------------------------------------------------------------------------------------------------------------------------------------

        5,000   Total Long-Term Care                                                                                      5,343,460
------------------------------------------------------------------------------------------------------------------------------------


                                       42

    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 5.6% (3.7% OF TOTAL INVESTMENTS)

$       3,000   Jackson Township School District, Ocean County, New Jersey,            4/12 at 100.00       AAA      $    3,165,240
                 General Obligation Bonds, Series 2002, 5.000%, 4/15/21 -
                 FGIC Insured

          240   New Jersey, General Obligation Bonds, Series 2005L,                      No Opt. Call       AAA             267,451
                 5.250%, 7/15/16 - AMBAC Insured

          385   Puerto Rico, General Obligation and Public Improvement Bonds,          7/11 at 100.00       AAA             410,314
                 Series 2001, 5.125%, 7/01/23 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

        3,625   Total Tax Obligation/General                                                                              3,843,005
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 17.1% (11.5% OF TOTAL INVESTMENTS)

          400   Bergen County Improvement Authority, New Jersey, Guaranteed              No Opt. Call       Aaa             443,880
                 Lease Revenue Bonds, County Administration Complex
                 Project, Series 2005, 5.000%, 11/15/26

          750   Casino Reinvestment Development Authority, New Jersey,                 1/15 at 102.00       AAA             823,740
                 Hotel Room Fee Revenue Bonds, Series 2004, 5.250%, 1/01/16 -
                 AMBAC Insured

        1,000   Essex County Improvement Authority, New Jersey, Lease                    No Opt. Call       Aaa           1,080,810
                 Revenue Bonds, Series 2003, 5.000%, 12/15/12 - FSA Insured

          530   Garden State Preservation Trust, New Jersey, Open Space and              No Opt. Call       AAA             589,095
                 Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 -
                 FSA Insured

          535   Mansfield Township Board of Education, Warren County,                  3/06 at 102.00       AAA             548,027
                 New Jersey, Certificates of Participation, Series 1995,
                 5.900%, 3/01/15 - MBIA Insured

          700   New Jersey Economic Development Authority, Cigarette                   6/14 at 100.00       BBB             737,562
                 Tax Revenue Bonds, Series 2004, 5.750%, 6/15/34

        1,500   New Jersey Economic Development Authority, Revenue Bonds,              7/14 at 100.00       AAA           1,649,340
                 Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 -
                 MBIA Insured

          350   New Jersey Economic Development Authority, School Facilities           9/15 at 100.00       AAA             377,965
                 Construction Bonds, Series 2005N-1, 5.000%, 9/01/17 -
                 AMBAC Insured

        1,010   New Jersey Economic Development Authority, School Facility               No Opt. Call       AAA           1,115,293
                 Construction Bonds, Series 2005K, 5.250%, 12/15/14 -
                 FGIC Insured

          655   New Jersey Health Care Facilities Financing Authority, Lease           9/15 at 100.00       AAA             701,243
                 Revenue Bonds, Department of Human Services - Greystone
                 Park Psychiatric Hospital, Series 2005, 5.000%, 9/15/18 -
                 AMBAC Insured

        1,000   New Jersey Transit Corporation, Certificates of Participation,           No Opt. Call       AAA           1,113,450
                 Federal Transit Administration Grants, Series 2002A,
                 5.500%, 9/15/14 - AMBAC Insured

          765   New Jersey Transit Corporation, Lease Appropriation Bonds,             9/15 at 100.00       AAA             815,536
                 Series 2005A, 5.000%, 9/15/18 - FGIC Insured

        1,200   New Jersey Transportation Trust Fund Authority, Transportation         6/15 at 100.00       AAA           1,280,556
                 System Bonds, Series 2005D, 5.000%, 6/15/19 - FSA Insured

          505   Puerto Rico Public Finance Corporation, Commonwealth                   2/12 at 100.00      BBB-             528,321
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29
------------------------------------------------------------------------------------------------------------------------------------

       10,900   Total Tax Obligation/Limited                                                                             11,804,818
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 21.6% (14.5% OF TOTAL INVESTMENTS)

          500   Delaware River and Bay Authority, Delaware and New Jersey,             1/15 at 100.00       AAA             527,235
                 Revenue Bonds, Series 2005, 5.000%, 1/01/27 - MBIA Insured

          600   New Jersey Economic Development Authority, Special Facilities         11/10 at 101.00         B             585,456
                 Revenue Bonds, Continental Airlines Inc., Series 2000,
                 7.000%, 11/15/30 (Alternative Minimum Tax)

          505   New Jersey Turnpike Authority, Revenue Bonds, Series 1991C,              No Opt. Call         A             592,890
                 6.500%, 1/01/16

        2,000   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A,            7/13 at 100.00       AAA           2,132,800
                 5.000%, 1/01/19 - FGIC Insured

          820   New Jersey Turnpike Authority, Revenue Bonds, Series 2005C,            1/15 at 100.00       AAA             857,179
                 5.000%, 1/01/35 - FSA Insured

          250   Newark Housing Authority, New Jersey, Port Authority Terminal          1/14 at 100.00       AAA             269,713
                 Revenue Bonds, Series 2004, 5.250%, 1/01/21 - MBIA Insured

        3,000   Port Authority of New York and New Jersey, Consolidated                4/12 at 101.00       AAA           3,146,760
                 Revenue Bonds, One Hundred Twenty-Fifth Series 2002,
                 5.000%, 10/15/26 - FSA Insured


                                       43


                        Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ) (continued)
                             Portfolio of INVESTMENTS December 31, 2005 (Unaudited)
    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       2,000   Port Authority of New York and New Jersey, Consolidated                6/14 at 100.00       AAA      $    2,076,260
                 Revenue Bonds, One Hundred Twenty-Seventh Series 2002,
                 5.125%, 6/15/37 - AMBAC Insured (Alternative Minimum Tax)

                Port Authority of New York and New Jersey, Special Project
                Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
        4,000    7.000%, 12/01/12 - MBIA Insured (Alternative Minimum Tax)               No Opt. Call       AAA           4,661,637
           50    5.750%, 12/01/22 - MBIA Insured (Alternative Minimum Tax)            12/07 at 102.00       AAA              52,810
------------------------------------------------------------------------------------------------------------------------------------

       13,725   Total Transportation                                                                                     14,902,740
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED (4) - 21.3% (14.4% OF TOTAL INVESTMENTS)

          770   Delaware River and Bay Authority, Delaware and New Jersey,             1/13 at 100.00       AAA             845,776
                 Revenue Bonds, Series 2003, 5.250%, 1/01/18
                 (Pre-refunded 1/01/13) - MBIA Insured

                Garden State Preservation Trust, New Jersey, Open Space and
                Farmland Preservation Bonds, Series 2003A:
          500    5.250%, 11/01/19 (Pre-refunded 11/01/13) - FSA Insured               11/13 at 100.00       AAA             552,455
          625    5.000%, 11/01/20 (Pre-refunded 11/01/13) - FSA Insured               11/13 at 100.00       AAA             680,025
          700    5.000%, 11/01/21 (Pre-refunded 11/01/13) - FSA Insured               11/13 at 100.00       AAA             761,628

        1,000   New Jersey Economic Development Authority, School Facilities           6/12 at 100.00       AAA           1,079,840
                 Construction Bonds, Series 2002C, 5.000%, 6/15/20
                 (Pre-refunded 6/15/12) - MBIA Insured

          900   New Jersey Economic Development Authority, School Facilities           9/13 at 100.00       AAA             978,210
                 Construction Bonds, Series 2004G, 5.000%, 9/01/17
                 (Pre-refunded 9/01/13) - MBIA Insured

          680   New Jersey Transportation Trust Fund Authority, Transportation        12/11 at 100.00       AAA             732,108
                 System Bonds, Series 2001B, 5.000%, 12/15/21
                 (Pre-refunded 12/15/11) - MBIA Insured

        1,000   New Jersey Transportation Trust Fund Authority, Transportation         6/13 at 100.00       AAA           1,119,620
                 System Bonds, Series 2003C, 5.500%, 6/15/18
                 (Pre-refunded 6/15/13)

                New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
          170    6.500%, 1/01/16                                                         No Opt. Call       AAA             200,556
        2,430    6.500%, 1/01/16                                                         No Opt. Call       AAA           2,866,768

        1,000   Puerto Rico Infrastructure Financing Authority, Special Obligation    10/10 at 101.00       AAA           1,080,000
                 Bonds, Series 2000A, 5.500%, 10/01/40

        1,495   Puerto Rico Public Finance Corporation, Commonwealth                   2/12 at 100.00       Aaa           1,641,076
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29
                 (Pre-refunded 2/01/12)

        2,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement             7/10 at 100.00       AAA           2,206,180
                 Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26
                 (Pre-refunded 7/01/10)
------------------------------------------------------------------------------------------------------------------------------------

       13,270   Total U.S. Guaranteed                                                                                    14,744,242
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 10.2% (6.9% OF TOTAL INVESTMENTS)

          650   Camden County Pollution Control Financing Authority,                   6/06 at 100.00      Baa3             659,919
                 New Jersey, Solid Waste Disposal and Resource Recovery
                 System Revenue Bonds, Series 1991B, 7.500%, 12/01/09
                 (Alternative Minimum Tax)

        2,300   Guam Power Authority, Revenue Bonds, Series 1999A,                    10/09 at 101.00       AAA           2,433,469
                 5.250%, 10/01/34 - MBIA Insured

          750   New Jersey Economic Development Authority, Pollution Control             No Opt. Call      Baa1             777,112
                 Revenue Refunding Bonds, Public  Service Electric and Gas
                 Company, Series 2001A, 5.000%, 3/01/12

        3,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,             7/12 at 101.00       AAA           3,182,760
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

        6,700   Total Utilities                                                                                           7,053,260
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 7.1% (4.8% OF TOTAL INVESTMENTS)

        1,000   Burlington County Bridge Commission, New Jersey,                      12/13 at 100.00       AAA           1,071,200
                 Guaranteed Pooled Loan Bonds, Series 2003,
                 5.000%, 12/01/18 - MBIA Insured

          150   Guam Government Waterworks Authority, Water and                        7/15 at 100.00       Ba2             160,826
                 Wastewater System Revenue Bonds, Series 2005,
                 6.000%, 7/01/25

          500   North Hudson Sewerage Authority, New Jersey, Sewerage                  8/12 at 100.00       Aaa             539,310
                 Revenue Refunding Bonds, Series 2002A, 5.250%, 8/01/19 -
                 FGIC Insured


                                       44

    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       3,000   Ocean County, New Jersey, Brick Township Municipal Utilities          12/12 at 100.00       Aaa      $    3,154,110
                 Authority, Revenue Bonds, Series 2002, 5.000%, 12/01/25 -
                 FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

        4,650   Total Water and Sewer                                                                                     4,925,446
------------------------------------------------------------------------------------------------------------------------------------

$      95,680   Total Investments (cost $97,571,188) - 148.4%                                                           102,534,053
=============-----------------------------------------------------------------------------------------------------------------------

                Other Assets Less Liabilities - 1.5%                                                                      1,044,963
                --------------------------------------------------------------------------------------------------------------------

                Preferred Shares, at Liquidation Value - (49.9)%                                                        (34,500,000)
                --------------------------------------------------------------------------------------------------------------------

                Net Assets Applicable to Common Shares - 100%                                                        $   69,079,016
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unl otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

                    (4) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

                  WI/DD Security purchased on a when-issued or delayed delivery basis.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)
                        Portfolio of
                                INVESTMENTS December 31, 2005 (Unaudited)
    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 0.4% (0.3% OF TOTAL INVESTMENTS)

$       1,000   Pennsylvania Economic Development Financing Authority,                   No Opt. Call       AA-      $    1,109,200
                 Solid Waste Disposal Revenue Bonds, Procter & Gamble
                 Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 25.6% (16.9% OF TOTAL INVESTMENTS)

        2,000   Allegheny County Higher Education Building Authority,                  9/08 at 102.00       BBB           2,054,200
                 Pennsylvania, College Revenue Bonds, Chatham College,
                 Series 1998A, 5.250%, 9/01/18

          975   Allegheny County Higher Education Building Authority,                  2/06 at 102.00      Baa3             997,211
                 Pennsylvania, College Revenue Bonds, Robert Morris College,
                 Series 1996A, 6.250%, 2/15/26

          200   Allegheny County Higher Education Building Authority,                    No Opt. Call      Baa3             224,248
                 Pennsylvania, College Revenue Refunding Bonds, Robert
                 Morris College, Series 1998A, 6.000%, 5/01/28

        3,000   Allegheny County Higher Education Building Authority,                  3/12 at 100.00       AA-           3,119,490
                 Pennsylvania, Revenue Bonds, Carnegie Mellon University,
                 Series 2002, 5.125%, 3/01/32

        2,000   Chester County Industrial Development Authority,                       1/12 at 100.00       AAA           2,073,920
                 Pennsylvania, Educational Facilities Revenue Bonds,
                 Westtown School, Series 2002, 5.000%, 1/01/26 -
                 AMBAC Insured

        3,000   Delaware County Authority, Pennsylvania, Revenue Bonds,               11/10 at 101.00        AA           3,281,940
                 Haverford College, Series 2000, 5.750%, 11/15/29

                Delaware County Authority, Pennsylvania, Revenue Bonds,
                Villanova University, Series 2005:
        1,000    5.000%, 8/01/12 - MBIA Insured                                          No Opt. Call       AAA           1,079,580
        1,240    5.000%, 8/01/13 - MBIA Insured                                          No Opt. Call       AAA           1,343,354
        1,305    5.000%, 8/01/16 - MBIA Insured                                        8/15 at 100.00       AAA           1,414,176

        1,315   Delaware County Authority, Pennsylvania, Revenue Refunding             8/13 at 100.00       AAA           1,429,668
                 Bonds, Villanova University, Series 2003, 5.250%, 8/01/18 -
                 FGIC Insured

        1,000   Harveys Lake General Municipal Authority, Pennsylvania,               11/09 at 100.00         A           1,060,730
                 College Revenue Bonds, College of Misericordia Project,
                 Series 1999, 6.000%, 5/01/19 - ACA Insured

                Indiana County Industrial Development Authority, Pennsylvania,
                Revenue Bonds, Student Cooperative Association Inc./Indiana
                University of Pennsylvania - Student Union Project, Series
                1999B:
          815    0.000%, 11/01/15 - AMBAC Insured                                        No Opt. Call       AAA             537,085
          815    0.000%, 11/01/16 - AMBAC Insured                                        No Opt. Call       AAA             510,443
          815    0.000%, 11/01/17 - AMBAC Insured                                        No Opt. Call       AAA             485,373
          815    0.000%, 11/01/18 - AMBAC Insured                                        No Opt. Call       AAA             462,195
          815    0.000%, 11/01/19 - AMBAC Insured                                        No Opt. Call       AAA             439,114

        8,000   Pennsylvania Higher Education Assistance Agency, Capital              11/11 at 100.00       Aaa           8,254,640
                 Acquisition Revenue Refunding Bonds, Series 2001,
                 5.000%, 12/15/30 - MBIA Insured

        5,000   Pennsylvania Higher Educational Facilities Authority, General          6/12 at 100.00       Aaa           5,325,050
                 Revenue Bonds, State System of Higher Education,
                 Series 2002W, 5.000%, 6/15/19 - AMBAC Insured

        5,000   Pennsylvania Higher Educational Facilities Authority, Revenue          7/11 at 100.00        AA           5,201,300
                 Bonds, Moravian College, Series 2001, 5.375%, 7/01/31 -
                 RAAI Insured

        1,000   Pennsylvania Higher Educational Facilities Authority, Revenue          1/13 at 100.00        A1           1,041,940
                 Bonds, Thomas Jefferson University, Series 2002,
                 5.000%, 1/01/20

        3,450   Pennsylvania Higher Educational Facilities Authority, Revenue            No Opt. Call        AA           3,758,775
                 Bonds, University of Pennsylvania, Series 2005A,
                 5.000%, 9/01/14

        2,000   Pennsylvania Higher Educational Facilities Authority, Revenue          7/15 at 100.00        AA           2,090,260
                 Bonds, University of Pennsylvania, Series 2005C,
                 5.000%, 7/15/38

        2,945   Pennsylvania Higher Educational Facilities Authority, Revenue          7/13 at 100.00        AA           3,142,286
                 Bonds, Ursinus College, Series 2003, 5.375%, 1/01/20 -
                 RAAI Insured

        2,000   Pennsylvania State University, General Obligation Refunding              No Opt. Call        AA           2,191,400
                 Bonds, Series 2002, 5.250%, 8/15/12


                                       46

    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)


                Pennsylvania State University, General Revenue Bonds,
                Series 2005:
$       1,040    5.000%, 9/01/14                                                         No Opt. Call        AA      $    1,133,080
        1,560    5.000%, 9/01/15                                                         No Opt. Call        AA           1,702,038

        6,000   Swarthmore Borough Authority, Pennsylvania, Swarthmore                 9/08 at 100.00       AA+           6,095,940
                 College Revenue Bonds, Series 1998, 5.000%, 9/15/28

                Union County, Higher Education Facilities Financing Authority,
                Pennsylvania, Revenue Bonds, Bucknell University, Series 2002A:
        1,665    5.250%, 4/01/18                                                       4/13 at 100.00       Aa2           1,790,458
        1,000    5.250%, 4/01/20                                                       4/13 at 100.00       Aa2           1,084,510

           10   Wilkes-Barre General Municipal Authority, Pennsylvania,                6/06 at 100.00       N/R              10,032
                 College Revenue Refunding Bonds, College of Misericordia,
                 Series 1992B, 7.750%, 12/01/12
------------------------------------------------------------------------------------------------------------------------------------

       61,780   Total Education and Civic Organizations                                                                  63,334,436
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 10.3% (6.8% OF TOTAL INVESTMENTS)

        1,555   Allegheny County Hospital Development Authority, Pennsylvania,         4/15 at 100.00      Baa2           1,566,725
                 Revenue Bonds, Ohio Valley General Hospital, Series 2005A,
                 5.125%, 4/01/35

        1,115   Erie County Hospital Authority, Pennsylvania, Revenue Bonds,          11/12 at 100.00       AAA           1,195,726
                 Hamot Health Foundation, Series 2002, 5.250%, 11/01/15 -
                 AMBAC Insured

        2,500   Lehigh County General Purpose Authority, Pennsylvania,                 8/13 at 100.00      Baa1           2,589,125
                 Hospital Revenue Bonds, St. Luke's Hospital of Bethlehem,
                 Series 2003, 5.375%, 8/15/33

        1,250   Lehigh County General Purpose Authority, Pennsylvania, Revenue        11/14 at 100.00         A           1,320,163
                 Bonds, Good Shepherd Group, Series 2004A, 5.500%, 11/01/24

        2,360   Pennsylvania Higher Educational Facilities Authority, Revenue          8/15 at 100.00       AAA           2,548,068
                 Bonds, University of Pennsylvania Health Services,
                 Series 2005B, 5.000%, 8/15/16 - FGIC Insured

        9,000   Pennsylvania Higher Educational Facilities Authority, Revenue          1/11 at 101.00       Aa3           9,782,730
                 Bonds, UPMC Health System, Series 2001A, 6.000%, 1/15/31

        1,225   Philadelphia Hospitals and Higher Education Facilities Authority,     11/23 at 100.00       BBB           1,233,330
                 Pennsylvania, Hospital Revenue Bonds, Temple University
                 Hospital, Series 1993A, 6.625%, 11/15/23

        1,615   Sayre Health Care Facility Authority, Pennsylvania, Revenue            7/12 at 100.00       AAA           1,743,005
                 Bonds, Latrobe Area Hospital, Series 2002A, 5.250%, 7/01/13 -
                 AMBAC Insured

                Southcentral Pennsylvania General Authority, Revenue Bonds,
                Hanover Hospital Inc., Series 2005:
          525    5.000%, 12/01/27 - RAAI Insured                                      12/15 at 100.00        AA             544,094
          370    5.000%, 12/01/29 - RAAI Insured                                      12/15 at 100.00        AA             382,262

          960   St. Mary Hospital Authority, Pennsylvania, Health System              11/14 at 100.00        A1           1,009,229
                 Revenue Bonds, Catholic Health East, Series 2004B,
                 5.375%, 11/15/34

        1,500   West Shore Area Hospital Authority, Cumberland County,                 1/12 at 100.00       BBB           1,617,540
                 Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital
                 of the Sisters of Christian Charity Project, Series 2001,
                 6.250%, 1/01/32
------------------------------------------------------------------------------------------------------------------------------------

       23,975   Total Health Care                                                                                        25,531,997
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 0.7% (0.5% OF TOTAL INVESTMENTS)

          800   Philadelphia Authority for Industrial Development, Pennsylvania,       5/15 at 102.00      Baa2             812,408
                 Multifamily Housing Revenue Bonds, Presbyterian Homes
                 Germantown - Morrisville Project, Series 2005A,
                 5.625%, 7/01/35

          900   Pittsburgh Urban Redevelopment Authority, Pennsylvania,                2/06 at 100.00        A2             901,071
                 Mortgage Revenue Bonds, Series 1992C, 7.125%, 8/01/13
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

        1,700   Total Housing/Multifamily                                                                                 1,713,479
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 1.3% (0.8% OF TOTAL INVESTMENTS)

          960   Pittsburgh Urban Redevelopment Authority, Pennsylvania,                4/07 at 102.00       AAA             965,232
                 Mortgage Revenue Bonds, Series 1997A, 6.250%, 10/01/28
                 (Alternative Minimum Tax)

        2,140   Pittsburgh Urban Redevelopment Authority, Pennsylvania,               10/11 at 100.00       AAA           2,201,118
                 Mortgage Revenue Bonds, Series 2001B, 5.450%, 10/01/32
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

        3,100   Total Housing/Single Family                                                                               3,166,350
------------------------------------------------------------------------------------------------------------------------------------


                                       47

                        Nuveen Pennsylvania Investment Quality Municipal Fund (NQP) (continued)
                             Portfolio of INVESTMENTS December 31, 2005 (Unaudited)
    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 4.4% (2.9% OF TOTAL INVESTMENTS)

$       5,000   Pennsylvania Economic Development Financing Authority,                 5/11 at 101.00        A3      $    5,404,050
                 Exempt Facilities Revenue Bonds, Amtrak Project,
                 Series 2001A, 6.375%, 11/01/41 (Alternative Minimum Tax)

        5,000   Pennsylvania Industrial Development Authority, Economic                  No Opt. Call       AAA           5,526,600
                 Development Revenue Bonds, Series 2002, 5.500%, 7/01/12 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

       10,000   Total Industrials                                                                                        10,930,650
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.7% (1.8% OF TOTAL INVESTMENTS)

        1,500   Cumberland County Municipal Authority, Pennsylvania, Revenue          12/12 at 100.00        AA           1,530,705
                 Bonds, Presbyterian Homes Inc., Series 2003A,
                 5.000%, 12/01/26 - RAAI Insured

        3,225   Montgomery County Higher Education and Health Authority,               1/06 at 101.00       BBB           3,259,894
                 Pennsylvania, Mortgage Revenue Bonds, Waverly Heights
                 Ltd., Series 1996, 6.375%, 1/01/26

          230   Philadelphia Authority for Industrial Development, Pennsylvania,       5/08 at 102.00       N/R             234,549
                 Health Care Facilities Revenue Bonds, Paul's Run,
                 Series 1998A, 5.875%, 5/15/28

        1,500   Philadelphia Authority for Industrial Development, Pennsylvania,       7/11 at 101.00       AAA           1,586,325
                 Revenue Bonds, Philadelphia Corporation for the Aging Project,
                 Series 2001B, 5.250%, 7/01/26 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

        6,455   Total Long-Term Care                                                                                      6,611,473
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 1.3% (0.9% OF TOTAL INVESTMENTS)

        1,260   Bradford County Industrial Development Authority, Pennsylvania,       12/15 at 100.00       BBB           1,269,173
                 Solid Waste Disposal Revenue Bonds, International Paper
                 Company, Series 2005B, 5.200%, 12/01/19 (WI/DD,
                 Settling 1/03/06) (Alternative Minimum Tax)

        1,750   Pennsylvania Economic Development Financing Authority,                11/08 at 102.00       N/R           1,854,265
                 Exempt Facilities Revenue Bonds, National Gypsum Company,
                 Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

        3,010   Total Materials                                                                                           3,123,438
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 21.7% (14.4% OF TOTAL INVESTMENTS)

        1,800   Allegheny County, Pennsylvania, General Obligation Bonds,              5/11 at 100.00       AAA           1,920,420
                 Series 2000C-53, 5.250%, 11/01/20 - FGIC Insured

        4,000   Allegheny County, Pennsylvania, General Obligation Bonds,                No Opt. Call       AAA           4,413,040
                 Series 2005C-57, 5.250%, 11/01/13 - FGIC Insured

        1,640   Bensalem Township, Pennsylvania, General Obligation Bonds,               No Opt. Call       Aaa           1,782,565
                 Series 2004, 5.000%, 12/01/13 - FGIC Insured

        1,200   Butler County, Pennsylvania, General Obligation Bonds,                 7/14 at 100.00       AAA           1,296,816
                 Series 2004, 5.000%, 7/15/16 - FGIC Insured

        2,200   Central Bucks County School District, Pennsylvania, General            5/13 at 100.00       Aaa           2,331,714
                 Obligation Bonds, Series 2003, 5.000%, 5/15/23 -
                 MBIA Insured

        1,000   Delaware County, Pennsylvania, General Obligation Bonds,              10/09 at 100.00        AA           1,053,210
                 Series 1999, 5.125%, 10/01/19

        2,345   Delaware County, Pennsylvania, General Obligation Bonds,              10/15 at 100.00        AA           2,516,044
                 Series 2005, 5.000%, 10/01/20

        7,500   Montgomery County, Pennsylvania, General Obligation Bonds,             7/09 at 100.00       Aaa           7,815,675
                 Series 1999, 5.000%, 7/15/24

        1,000   New Castle Area School District, Lawrence County,                      3/10 at 100.00       AAA           1,075,980
                 Pennsylvania, General Obligation Bonds, Series 2000,
                 5.600%, 3/01/25 - MBIA Insured

        1,025   Norristown Area School District, Montgomery County,                    3/13 at 100.00       Aaa           1,093,552
                 Pennsylvania, General Obligation Bonds, Series 2003,
                 5.000%, 9/01/19 - FGIC Insured

        2,100   Pennsylvania, General Obligation Bonds, Second Series 2005,            1/16 at 100.00        AA           2,269,029
                 5.000%, 1/01/19

                Philadelphia, Pennsylvania, General Obligation Bonds,
                Series 2003A:
        1,000    5.000%, 2/15/12 - XLCA Insured                                          No Opt. Call       AAA           1,069,210
        2,585    5.250%, 2/15/13 - XLCA Insured                                          No Opt. Call       AAA           2,812,713

        3,000   Pittsburgh School District, Allegheny County, Pennsylvania,              No Opt. Call       AAA           3,390,630
                 General Obligation Refunding Bonds, Series 2002A,
                 5.500%, 9/01/15 - FSA Insured

        2,725   Pittsburgh, Pennsylvania, General Obligation Bonds,                      No Opt. Call       AAA           2,915,341
                 Series 2005A, 5.000%, 9/01/11 - MBIA Insured

        3,390   Pocono Mountain School District, Monroe County, Pennsylvania,          2/13 at 100.00       Aaa           3,634,250
                 General Obligation Bonds, Series 2003, 5.000%, 2/15/15 -
                 FGIC Insured


                                       48

    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       1,590   Red Lion Area School District, York County, Pennsylvania, General     10/11 at 100.00       Aaa      $    1,679,803
                  Obligation Bonds, Series 2001, 5.000%, 4/15/20 - FSA Insured

        2,500   Seneca Valley School District, Butler County, Pennsylvania,            7/15 at 100.00       Aaa           2,684,775
                 General Obligation Bonds, Series 2005, 5.000%, 1/01/19 -
                 FGIC Insured

          445   State Public School Building Authority, Pennsylvania, School          11/13 at 100.00       AAA             484,578
                 Revenue Bonds, Conneaut School District, Series 2003,
                 5.250%, 11/01/21 - FGIC Insured

        1,465   Stroudsburg Area School District, Monroe County, Pennsylvania,         4/12 at 100.00       AAA           1,558,159
                 General Obligation Bonds, Series 2001A, 5.000%, 4/01/18 -
                 FSA Insured

        4,020   Upper Merion Area School District, Montgomery County,                  2/13 at 100.00       Aa2           4,354,585
                 Pennsylvania, General Obligation Bonds, Series 2003,
                 5.250%, 2/15/19

        1,600   Woodland Hills School District, Allegheny County, Pennsylvania,        9/15 at 100.00       AAA           1,730,112
                 General Obligation Bonds, Series 2005D, 5.000%, 9/01/17 -
                 FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

       50,130   Total Tax Obligation/General                                                                             53,882,201
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 24.9% (16.5% OF TOTAL INVESTMENTS)

        5,045   Allegheny County Industrial Development Authority,                    11/12 at 100.00       AAA           5,328,125
                 Pennsylvania, Revenue Bonds, Guaranteed County Building
                 Project, Series 2002A, 5.000%, 11/01/22 - MBIA Insured

                Allegheny County Port Authority, Pennsylvania, Special
                Transportation Revenue Bonds, Series 2001:
        1,000    5.500%, 3/01/17 - FGIC Insured                                        3/11 at 101.00       AAA           1,089,890
        3,500    5.000%, 3/01/29 - FGIC Insured                                        3/11 at 101.00       AAA           3,622,710

        6,000   Delaware Valley Regional Finance Authority, Pennsylvania,                No Opt. Call       AA-           6,820,980
                 Local Government Revenue Bonds, Series 2002,
                 5.750%, 7/01/17

        8,725   Pennsylvania Intergovernmental Cooperative Authority, Special          6/09 at 100.00       AAA           8,849,768
                 Tax Revenue Refunding Bonds, Philadelphia Funding Program,
                 Series 1999, 4.750%, 6/15/23 - FGIC Insured

                Pennsylvania Turnpike Commission, Oil Franchise Tax Senior
                Lien Revenue Bonds, Series 2003A:
        1,800    5.250%, 12/01/14 - MBIA Insured                                      12/13 at 100.00       AAA           1,979,838
        1,500    5.250%, 12/01/15 - MBIA Insured                                      12/13 at 100.00       AAA           1,642,125
        2,600    5.250%, 12/01/17 - MBIA Insured                                      12/13 at 100.00       AAA           2,838,940
        2,125    5.250%, 12/01/18 - MBIA Insured                                      12/13 at 100.00       AAA           2,317,270
        1,000    5.250%, 12/01/19 - MBIA Insured                                      12/13 at 100.00       AAA           1,089,770

        2,125   Pennsylvania Turnpike Commission, Oil Franchise Tax                   12/13 at 100.00       AAA           2,317,270
                 Subordinate Lien Revenue Bonds, Series 2003B,
                 5.250%, 12/01/18 - MBIA Insured

        1,900   Pennsylvania Turnpike Commission, Registration Fee Revenue               No Opt. Call       AAA           2,119,773
                 Bonds, Series 2005A, 5.250%, 7/15/16 - FSA Insured

       10,935   Philadelphia Authority for Industrial Development, Pennsylvania,      10/11 at 101.00       AAA          11,560,478
                 Lease Revenue Bonds, Series 2001B, 5.250%, 10/01/30 -
                 FSA Insured

        2,700   Philadelphia Municipal Authority, Pennsylvania, Lease Revenue         11/13 at 100.00       AAA           2,895,399
                 Bonds, Series 2003B, 5.250%, 11/15/17 - FSA Insured

        4,000   Pittsburgh and Allegheny Counties Public Auditorium Authority,         8/09 at 101.00       AAA           4,158,800
                 Pennsylvania, Sales Tax Revenue Bonds, Regional Asset
                 District, Series 1999, 5.000%, 2/01/29 - AMBAC Insured

        1,090   Pittsburgh Urban Redevelopment Authority, Pennsylvania,                5/09 at 100.00        A2           1,155,095
                 Tax Increment Financing District Bonds, Center Triangle
                 Project, Series 1999A, 6.100%, 5/01/19

        1,800   Southeastern Transportation Authority, Pennsylvania, Special           3/09 at 101.00       AAA           1,906,146
                 Revenue Bonds, Series 1999A, 5.250%, 3/01/16 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

       57,845   Total Tax Obligation/Limited                                                                             61,692,377
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 10.6% (7.0% OF TOTAL INVESTMENTS)

          630   Delaware River Joint Toll Bridge Commission, Pennsylvania and          7/13 at 100.00        A2             677,231
                 New Jersey, Revenue Bonds, Series 2003, 5.250%, 7/01/17

        2,035   Lehigh-Northampton Airport Authority, Pennsylvania, Airport            5/10 at 100.00       Aaa           2,189,579
                 Revenue Bonds, Lehigh Valley Airport System, Series 2000A,
                 6.000%, 5/15/30 - MBIA Insured (Alternative Minimum Tax)

        5,400   Pennsylvania Economic Development Financing Authority,                 6/12 at 102.00         A           5,834,592
                 Revenue Bonds, Amtrak 30th Street Station Parking Garage,
                 Series 2002, 5.800%, 6/01/23 - ACA Insured (Alternative
                 Minimum Tax)


                                       49

                        Nuveen Pennsylvania Investment Quality Municipal Fund (NQP) (continued)
                             Portfolio of INVESTMENTS December 31, 2005 (Unaudited)
    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       4,000   Pennsylvania Turnpike Commission, Registration Fee Revenue               No Opt. Call       AAA      $    4,512,080
                 Bonds, Series 2005A, 5.250%, 7/15/19 - FSA Insured

        2,200   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,             12/11 at 101.00       AAA           2,291,476
                 Series 2001R, 5.000%, 12/01/30 - AMBAC Insured

        5,000   Philadelphia Airport System, Pennsylvania, Revenue Bonds,              6/11 at 101.00       AAA           5,178,300
                 Series 2001B, 5.250%, 6/15/31 - FGIC Insured (Alternative
                 Minimum Tax)

        3,250   Philadelphia Parking Authority, Pennsylvania, Airport Parking          9/09 at 101.00       AAA           3,431,253
                 Revenue Bonds, Series 1999, 5.250%, 9/01/29 - FSA Insured

        1,885   Pittsburgh Public Parking Authority, Pennsylvania, Parking               No Opt. Call       AAA           2,041,719
                 System Revenue Refunding Bonds, Series 2002,
                 5.000%, 12/01/12 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

       24,400   Total Transportation                                                                                     26,156,230
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED (4) - 22.4% (14.8% OF TOTAL INVESTMENTS)

        3,550   Allegheny County, Pennsylvania, General Obligation Bonds,              5/11 at 100.00       AAA           3,847,135
                 Series 2000C-52, 5.250%, 11/01/23 (Pre-refunded 5/01/11) -
                 FGIC Insured

        1,320   Allegheny County, Pennsylvania, General Obligation Refunding           5/11 at 100.00       AAA           1,430,484
                 Bonds, Series 2000C-53, 5.250%, 11/01/20  (Pre-refunded
                 5/01/11) - FGIC Insured

        1,355   Bucks County, Pennsylvania, Bensalem Township School                   7/06 at 100.00       AAA           1,373,984
                 District, General Obligation Bonds, Series 1996,
                 5.850%, 7/15/12 (Pre-refunded 7/15/06) - FGIC Insured

          830   Delaware River Joint Toll Bridge Commission, Pennsylvania              7/13 at 100.00     A2 (4)            909,912
                 and New Jersey, Revenue Bonds, Series 2003,
                 5.250%, 7/01/17 (Pre-refunded 7/01/13)

        5,000   Erie, Pennsylvania, Water Authority, Water Revenue Bonds,             12/11 at 100.00       AAA           5,434,600
                 Series 2001A, 5.200%, 12/01/30 (Pre-refunded 12/01/11) -
                 MBIA Insured

        6,275   Hempfield Area School District, Westmoreland County,                   2/12 at 100.00       AAA           6,887,503
                 Pennsylvania, General Obligation Bonds, Series 2002,
                 5.375%, 2/15/18 (Pre-refunded 2/15/12) - FGIC Insured

        1,450   Indiana County Industrial Development Authority, Pennsylvania,        11/06 at 100.00       AAA           1,480,856
                 Revenue Bonds, Student Cooperative Association Inc./Indiana
                 University of Pennsylvania - Student Union Project,
                 Series 1999A, 5.875%, 11/01/29 (Pre-refunded 11/01/06) -
                 AMBAC Insured

          925   Moon Area School District, Allegheny County, Pennsylvania,               No Opt. Call       AAA           1,008,657
                 General Obligation Bonds, Series 2004, 5.250%, 11/15/12 -
                 FSA Insured

        3,650   Pennsylvania Turnpike Commission, Registration Fee Revenue             7/11 at 101.00       AAA           3,946,599
                 Bonds, Series 2001, 5.000%, 7/15/41 (Pre-refunded 7/15/11) -
                 AMBAC Insured

          790   Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth             No Opt. Call       AAA             953,649
                 Series 1990B, 7.000%, 5/15/20 - MBIA Insured

        3,400   Philadelphia School District, Pennsylvania, General Obligation         8/12 at 100.00       AAA           3,797,222
                 Bonds, Series 2002B, 5.625%, 8/01/18 (Pre-refunded 8/01/12) -
                 FGIC Insured

        6,100   Plum Borough School District, Allegheny County, Pennsylvania,          9/11 at 100.00       AAA           6,594,222
                 General Obligation Bonds, Series 2001, 5.250%, 9/15/30
                 (Pre-refunded 9/15/11) - FGIC Insured

          785   State Public School Building Authority, Pennsylvania, School          11/13 at 100.00       AAA             867,354
                 Revenue Bonds, Conneaut School District, Series 2003,
                 5.250%, 11/01/21 (Pre-refunded 11/01/13) - FGIC Insured

        2,000   Sto Rox School District, Allegheny County, Pennsylvania,              12/10 at 100.00       AAA           2,212,200
                 General Obligation Bonds, Series 2000, 5.800%, 6/15/30
                 (Pre-refunded 12/15/10) - MBIA Insured

        3,000   Warrington Township Municipal Authority, Bucks County,                11/15 at 100.00       AAA           3,661,770
                 Pennsylvania, Water and Sewer Revenue Bonds, Series 1991,
                 7.100%, 12/01/21 (Pre-refunded 11/15/15) - FGIC Insured

        5,450   West View Borough Municipal Authority, Allegheny County,                 No Opt. Call       AAA           7,015,676
                 Pennsylvania, Special Obligation Bonds, Series 1985A,
                 9.500%, 11/15/14

                Wilkes-Barre Area School District, Luzerne County, Pennsylvania,
                General Obligation Bonds, Series 2003A:
        1,700    5.250%, 4/01/19 (Pre-refunded 4/01/14) - MBIA Insured                 4/14 at 100.00       AAA           1,880,098
        2,050    5.250%, 4/01/20 (Pre-refunded 4/01/14) -MBIA Insured                  4/14 at 100.00       AAA           2,267,177
------------------------------------------------------------------------------------------------------------------------------------

       49,630   Total U.S. Guaranteed                                                                                    55,569,098
------------------------------------------------------------------------------------------------------------------------------------


                                       50

    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
4               UTILITIES - 9.4% (6.2% OF TOTAL INVESTMENTS)

$       1,250   Allegheny County Industrial Development Authority, Pennsylvania,         No Opt. Call       AAA      $    1,297,725
                 Pollution Control Revenue Refunding Bonds, Duquesne Light
                 Company, Series 1999A, 4.350%, 12/01/13 - AMBAC Insured

        1,820   Beaver Falls Municipal Authority, Pennsylvania, Water and                No Opt. Call       AAA           1,965,054
                 Hydroelectric Revenue Bonds, Series 2002A, 5.000%, 6/01/12 -
                 AMBAC Insured

        2,320   Carbon County Industrial Development Authority, Pennsylvania,            No Opt. Call      BBB-           2,492,214
                 Resource Recovery Revenue Refunding Bonds, Panther Creek
                 Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                 Minimum Tax)

        2,430   Lehigh County Industrial Development Authority, Pennsylvania,          2/15 at 100.00       AAA           2,479,499
                 Pollution Control Revenue Bonds, Pennsylvania Power and
                 Light Company, Series 2005, 4.750%, 2/15/27 - FGIC Insured

        3,500   Montgomery County Industrial Development Authority,                      No Opt. Call       AAA           3,834,005
                 Pennsylvania, Resource Recovery Revenue Refunding Bonds,
                 Montgomery County Montenay Project, Series 2002A,
                 5.250%, 11/01/13 - MBIA Insured

          680   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                     No Opt. Call       AAA             730,633
                 Eighteenth Series 2004, 5.000%, 8/01/13 - AGC Insured

          700   Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General           9/14 at 100.00       AAA             728,679
                 Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 - FSA Insured

        2,000   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                   7/13 at 100.00       AAA           2,157,240
                 General Ordinance, Seventeenth Series 2003,
                 5.375%, 7/01/19 - FSA Insured

        3,500   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                   7/09 at 101.00       AAA           3,748,500
                 General Ordinance, Sixteenth Series 1999, 5.500%, 7/01/13 -
                 FSA Insured

        3,700   York County Industrial Development Authority, Pennsylvania,            3/12 at 101.00      Baa1           3,915,007
                 Pollution Control Revenue Refunding Bonds, PSEG Power
                 Project, Series 2001A, 5.500%, 9/01/20
------------------------------------------------------------------------------------------------------------------------------------

       21,900   Total Utilities                                                                                          23,348,556
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 15.0% (9.9% OF TOTAL INVESTMENTS)

        2,205   Bethlehem Authority, Northhampton and Lehigh Counties,                11/14 at 100.00       AAA           2,355,513
                 Pennsylvania, Guaranteed Water Revenue Bonds, Series 2004,
                 5.000%, 11/15/20 - FSA Insured

        1,000   Bucks County Water and Sewerage Authority, Pennsylvania,              12/06 at 100.00       AAA           1,020,050
                 Collection System Revenue Bonds, Series 1996,
                 5.550%, 12/01/17 - FGIC Insured

                Bucks County Water and Sewerage Authority, Pennsylvania,
                Sewerage System Revenue Bonds, Neshaminy Interceptor
                Project, Series 2004:
          655    5.250%, 6/01/14 - FSA Insured                                           No Opt. Call       AAA             724,758
          530    5.250%, 6/01/15 - FSA Insured                                           No Opt. Call       AAA             588,141

        5,000   Delaware County Industrial Development Authority,                     10/12 at 100.00       AAA           5,226,400
                 Pennsylvania, Water Facilities Revenue Bonds, Philadelphia
                 Water Company, Series 2001, 5.350%, 10/01/31 -
                 AMBAC Insured (Alternative Minimum Tax)

                Delaware County Regional Water Quality Control Authority,
                Pennsylvania, Sewerage Revenue Bonds, Series 2001A:
        5,325    5.100%, 5/01/20 - FGIC Insured                                       11/11 at 100.00       AAA           5,666,812
        1,465    5.100%, 5/01/21 - FGIC Insured                                       11/11 at 100.00       AAA           1,559,038

        1,400   Delaware County Regional Water Quality Control Authority,              5/14 at 100.00       Aaa           1,522,416
                 Pennsylvania, Sewerage Revenue Bonds, Series 2004,
                 5.250%, 5/01/20 - MBIA Insured

        2,000   Harrisburg Authority, Dauphin County, Pennsylvania, Water              7/14 at 100.00       AAA           2,113,080
                 Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 -
                 FSA Insured

        1,540   Hempfield Township Municipal Authority, Westmoreland                     No Opt. Call       Aaa           1,680,217
                 County, Pennsylvania, Guaranteed Sewerage Revenue
                 Bonds, Series 2005, 5.000%, 9/01/15 - FSA Insured

        1,250   Lancaster Area Sewerage Authority, Pennsylvania, Sewerage              4/14 at 100.00       AAA           1,329,363
                 Revenue Bonds, Series 2004, 5.000%, 4/01/20 - MBIA Insured

                Philadelphia, Pennsylvania, Water and Wastewater Revenue
                Bonds, Series 2001A:
        5,525    5.375%, 11/01/20 - FGIC Insured                                      11/12 at 100.00       AAA           5,999,211
        5,000    5.000%, 11/01/31 - FGIC Insured                                      11/12 at 100.00       AAA           5,176,650

        2,150   Philadelphia, Pennsylvania, Water and Wastewater Revenue               7/15 at 100.00       AAA           2,274,120
                 Bonds, Series 2005A, 5.000%, 7/01/23 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

       35,045   Total Water and Sewer                                                                                    37,235,769
------------------------------------------------------------------------------------------------------------------------------------

$     349,970   Total Long-Term Investments (cost $355,724,563) - 150.7%                                                373,405,254
=============-----------------------------------------------------------------------------------------------------------------------

                                     51

                        Nuveen Pennsylvania Investment Quality Municipal Fund (NQP) (continued)
                             Portfolio of INVESTMENTS December 31, 2005 (Unaudited)
    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.4% (0.3% OF TOTAL INVESTMENTS)

$       1,000   Puerto Rico Government Development Bank, Adjustable Refunding            No Opt. Call     VMIG-1     $    1,000,000
                 Bonds, Variable Rate Demand Obligations, Series 1985,
                 3.400%, 12/01/15 - MBIA Insured (5)
------------------------------------------------------------------------------------------------------------------------------------

$       1,000   Total Short-Term Investments (cost $1,000,000)                                                            1,000,000
=============-----------------------------------------------------------------------------------------------------------------------

                Total Investments (cost $356,724,563) - 151.1%                                                          374,405,254
                --------------------------------------------------------------------------------------------------------------------

                Other Assets Less Liabilities - 2.2%                                                                      5,438,458
                --------------------------------------------------------------------------------------------------------------------

                Preferred Shares, at Liquidation Value - (53.3)%                                                       (132,000,000)
                --------------------------------------------------------------------------------------------------------------------

                Net Assets Applicable to Common Shares - 100%                                                        $  247,843,712
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unl otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

                    (4) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    (5) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                  WI/DD Security purchased on a when-issued or delayed delivery basis.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY)
                        Portfolio of
                                INVESTMENTS December 31, 2005 (Unaudited)
    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 18.6% (12.5% OF TOTAL INVESTMENTS)

$         900   Allegheny County Higher Education Building Authority,                  2/06 at 102.00     Baa3       $      920,502
                 Pennsylvania, College Revenue Bonds, Robert Morris College,
                 Series 1996A, 6.250%, 2/15/26

        1,045   Allegheny County Higher Education Building Authority,                  5/09 at 102.00        A            1,084,888
                 Pennsylvania, College Revenue Bonds, Thiel College,
                 Series 1999A, 5.375%, 11/15/29 - ACA Insured

          200   Allegheny County Higher Education Building Authority,                    No Opt. Call     Baa3              224,248
                 Pennsylvania, College Revenue Refunding Bonds,
                 Robert Morris College, Series 1998A, 6.000%, 5/01/28

        1,245   Allegheny County Higher Education Building Authority,                  3/14 at 100.00      AAA            1,326,050
                 Pennsylvania, Revenue Bonds, Duquesne University,
                 Series 2004A, 5.000%, 3/01/19 - FGIC Insured

        3,000   Chester County Health and Education Facilities Authority,             10/08 at 102.00      BB+            3,022,230
                 Pennsylvania, College Revenue Bonds, Immaculata College,
                 Series 1998, 5.625%, 10/15/27

                Delaware County Authority, Pennsylvania, Revenue Refunding
                Bonds, Villanova University, Series 2003:
        1,705    5.250%, 8/01/19 - FGIC Insured                                        8/13 at 100.00      AAA            1,852,500
        1,350    5.250%, 8/01/20 - FGIC Insured                                        8/13 at 100.00      AAA            1,466,789
        1,000    5.250%, 8/01/21 - FGIC Insured                                        8/13 at 100.00      AAA            1,086,510

        3,060   Indiana County Industrial Development Authority, Pennsylvania,        11/14 at 100.00      AAA            3,223,955
                 Revenue Bonds, Student Cooperative Association Inc./Indiana
                 University of Pennsylvania - Student Union Project,
                 Series 2004, 5.000%, 11/01/24 - AMBAC Insured

        2,500   Montgomery County Industrial Development Authority,                    8/15 at 100.00      Aaa            2,643,700
                 Pennsylvania, Revenue Bonds, Hill School, Series 2005,
                 5.000%, 8/15/25 - MBIA Insured

        4,085   Pennsylvania Higher Educational Facilities Authority, General          6/12 at 100.00      Aaa            4,350,566
                 Revenue Bonds, State System of Higher Education,
                 Series 2002W, 5.000%, 6/15/19 - AMBAC Insured

        1,000   Pennsylvania Higher Educational Facilities Authority, Revenue          5/08 at 101.00      Aaa            1,046,260
                 Bonds, LaSalle University, Series 1998, 5.250%, 5/01/23 -
                 MBIA Insured

        2,100   Pennsylvania Higher Educational Facilities Authority, Revenue          6/10 at 100.00       AA            2,257,521
                 Bonds, Philadelphia University, Series 2000, 6.000%, 6/01/29 -
                 RAAI Insured

        1,500   Pennsylvania Higher Educational Facilities Authority, Revenue          7/11 at 101.00      AAA            1,551,075
                 Bonds, Temple University, Series 2001, 5.000%, 7/15/31 -
                 MBIA Insured

        5,750   Pennsylvania Higher Educational Facilities Authority, Revenue          1/13 at 100.00       A1            5,914,105
                 Bonds, Thomas Jefferson University, Series 2002,
                 5.000%, 1/01/32

        1,000   Pennsylvania Higher Educational Facilities Authority, Revenue          5/15 at 100.00      AAA            1,006,310
                 Bonds, University of Pennsylvania Sciences, Series 2005A,
                 4.750%, 11/01/33 - XLCA Insured

        2,000   Pennsylvania Higher Educational Facilities Authority, Revenue          7/15 at 100.00       AA            2,090,260
                 Bonds, University of Pennsylvania, Series 2005C,
                 5.000%, 7/15/38

        1,310   Pennsylvania Higher Educational Facilities Authority, Revenue          7/13 at 100.00       AA            1,405,565
                 Bonds, Ursinus College, Series 2003, 5.500%, 1/01/24 -
                 RAAI Insured

                State Public School Building Authority, Pennsylvania, College
                Revenue Bonds, Montgomery County Community College,
                Series 2005:
        1,545    5.000%, 5/01/18 - AMBAC Insured                                       5/15 at 100.00      Aaa            1,649,164
        1,625    5.000%, 5/01/19 - AMBAC Insured                                       5/15 at 100.00      Aaa            1,728,984

          750   Union County, Higher Education Facilities Financing Authority,         4/13 at 100.00      Aa2              813,382
                 Pennsylvania, Revenue Bonds, Bucknell University,
                 Series 2002A, 5.250%, 4/01/19

        2,500   West Cornwall Township Municipal Authority, Pennsylvania,             12/11 at 100.00     BBB+            2,675,025
                 College Revenue Bonds, Elizabethtown College Project,
                 Series 2001, 5.900%, 12/15/18

           25   Wilkes-Barre General Municipal Authority, Pennsylvania,                6/06 at 100.00      N/R               25,080
                 College Revenue Refunding Bonds, College of Misericordia,
                 Series 1992B, 7.750%, 12/01/12
------------------------------------------------------------------------------------------------------------------------------------

       41,195   Total Education and Civic Organizations                                                                  43,364,669
------------------------------------------------------------------------------------------------------------------------------------


                                       53

                        Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY) (continued)
                             Portfolio of INVESTMENTS December 31, 2005 (Unaudited)
    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE - 17.7% (11.9% OF TOTAL INVESTMENTS)

$       1,455   Allegheny County Hospital Development Authority,                       4/15 at 100.00     Baa2       $    1,465,971
                 Pennsylvania, Revenue Bonds, Ohio Valley General Hospital,
                 Series 2005A, 5.125%, 4/01/35

        3,500   Allegheny County Hospital Development Authority,                       5/06 at 102.00      AAA            3,599,400
                 Pennsylvania, Revenue Bonds, South Hills Health System,
                 Series 1996A, 5.875%, 5/01/26 - MBIA Insured

       14,000   Allegheny County Hospital Development Authority,                       4/07 at 102.00      AAA           14,593,175
                 Pennsylvania, Revenue Bonds, University of Pittsburgh
                 Medical Center System, Series 1997A, 5.625%, 4/01/27 -
                 MBIA Insured

        1,230   Erie County Hospital Authority, Pennsylvania, Revenue Bonds,          11/12 at 100.00      AAA            1,315,780
                 Hamot Health Foundation, Series 2002, 5.250%, 11/01/16 -
                 AMBAC Insured

        5,000   Lebanon County Health Facilities Authority, Pennsylvania,             11/12 at 101.00     BBB+            5,360,350
                 Revenue Bonds, Good Samaritan Hospital Project, Series 2002,
                 5.900%, 11/15/28

        2,425   Lehigh County General Purpose Authority, Pennsylvania,                 8/13 at 100.00     Baa1            2,511,451
                 Hospital Revenue Bonds, St. Luke's Hospital of Bethlehem,
                 Series 2003, 5.375%, 8/15/33

        1,250   Lehigh County General Purpose Authority, Pennsylvania,                11/14 at 100.00        A            1,320,163
                 Revenue Bonds, Good Shepherd Group, Series 2004A,
                 5.500%, 11/01/24

        1,765   Pennsylvania Higher Educational Facilities Authority, Revenue          8/15 at 100.00      AAA            1,905,653
                 Bonds, University of Pennsylvania Health Services,
                 Series 2005B, 5.000%, 8/15/16 - FGIC Insured

                Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
                Bonds, Pottsville Hospital and Warne Clinic, Series 1998:
        2,000    5.500%, 7/01/18                                                       7/08 at 100.00      BB+            2,002,760
        2,000    5.625%, 7/01/24                                                       7/08 at 100.00      BB+            1,987,500

                Sayre Health Care Facility Authority, Pennsylvania, Revenue
                Bonds, Latrobe Area Hospital, Series 2002A:
        1,700    5.250%, 7/01/14 - AMBAC Insured                                       7/12 at 100.00      AAA            1,827,670
        1,200    5.250%, 7/01/15 - AMBAC Insured                                       7/12 at 100.00      AAA            1,283,724

                Southcentral Pennsylvania General Authority, Revenue Bonds,
                Hanover Hospital Inc., Series 2005:
          475    5.000%, 12/01/27 - RAAI Insured                                      12/15 at 100.00       AA              492,276
          330    5.000%, 12/01/29 - RAAI Insured                                      12/15 at 100.00       AA              340,936

        1,015   St. Mary Hospital Authority, Pennsylvania, Health System              11/14 at 100.00       A1            1,067,049
                 Revenue Bonds, Catholic Health East, Series 2004B,
                 5.375%, 11/15/34
------------------------------------------------------------------------------------------------------------------------------------

       39,345   Total Health Care                                                                                        41,073,858
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 3.1% (2.1% OF TOTAL INVESTMENTS)

        4,345   Bucks County Redevelopment Authority, Pennsylvania,                    2/06 at 100.00     Baa2            4,350,388
                 Section 8 Assisted Second Lien Multifamily Mortgage
                 Revenue Bonds, Country Commons Apartments, Series 1993A,
                 6.200%, 8/01/14 (Alternative Minimum Tax)

        2,000   Delaware County Industrial Development Authority,                      4/12 at 100.00      AAA            2,079,620
                 Pennsylvania, Multifamily Housing Revenue Bonds, Darby
                 Townhouses Project, Series 2002A, 5.500%, 4/01/32
                 (Mandatory put 4/01/22) (Alternative Minimum Tax)

          740   Philadelphia Authority for Industrial Development,                     5/15 at 102.00     Baa2              751,477
                 Pennsylvania, Multifamily Housing Revenue Bonds,
                 Presbyterian Homes Germantown - Morrisville Project,
                 Series 2005A, 5.625%, 7/01/35
------------------------------------------------------------------------------------------------------------------------------------

        7,085   Total Housing/Multifamily                                                                                 7,181,485
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 2.6% (1.7% OF TOTAL INVESTMENTS)

        1,170   Allegheny County Residential Finance Authority, Pennsylvania,         11/10 at 100.00      Aaa            1,219,386
                 GNMA Mortgage-Backed Securities Program Single Family
                 Mortgage Revenue Bonds, Series 2000II-2, 5.900%, 11/01/32
                 (Alternative Minimum Tax)

        1,120   Pennsylvania Housing Finance Agency, Single Family Mortgage              No Opt. Call      AA+            1,138,346
                 Revenue Bonds, Series 1996-47, 6.750%, 10/01/06
                 (Alternative Minimum Tax)

        1,645   Pennsylvania Housing Finance Agency, Single Family                    10/07 at 101.50      AA+            1,653,209
                 Mortgage Revenue Bonds, Series 1997-59A, 5.700%, 4/01/17
                 (Alternative Minimum Tax)

          445   Pennsylvania Housing Finance Agency, Single Family Mortgage            6/08 at 101.50      AA+              459,907
                 Revenue Bonds, Series 1998-62A, 5.500%, 10/01/22
                 (Alternative Minimum Tax)


                                       54

    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY (continued)

                Pittsburgh Urban Redevelopment Authority, Pennsylvania,
                Mortgage Revenue Bonds, Series 1997A:
$         845    6.150%, 10/01/16 (Alternative Minimum Tax)                            4/07 at 102.00      AAA       $      856,678
          765    6.200%, 10/01/21 (Alternative Minimum Tax)                            4/07 at 102.00      AAA              791,737
------------------------------------------------------------------------------------------------------------------------------------

        5,990   Total Housing/Single Family                                                                               6,119,263
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 3.1% (2.1% OF TOTAL INVESTMENTS)

        2,000   New Morgan Industrial Development Authority, Pennsylvania,             4/06 at 100.00      BB-            1,998,160
                 Solid Waste Disposal Revenue Bonds, New Morgan Landfill
                 Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative
                 Minimum Tax)

        2,000   Pennsylvania Economic Development Financing Authority,                 5/11 at 101.00       A3            2,155,360
                 Exempt Facilities Revenue Bonds, Amtrak Project,
                 Series 2001A, 6.250%, 11/01/31 (Alternative Minimum Tax)

        2,750   Pennsylvania Industrial Development Authority, Economic                7/12 at 101.00      AAA            3,031,133
                 Development Revenue Bonds, Series 2002, 5.500%, 7/01/17 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

        6,750   Total Industrials                                                                                         7,184,653
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 3.6% (2.4% OF TOTAL INVESTMENTS)

        1,000   Cumberland County Municipal Authority, Pennsylvania, Revenue          12/12 at 100.00       AA            1,025,230
                 Bonds, Presbyterian Homes Inc., Series 2003A,
                 5.000%, 12/01/22 - RAAI Insured

                Pennsylvania Economic Development Financing Authority,
                Revenue Bonds, Dr. Gertrude A. Barber Center Inc., Series 2000:
        1,000    6.150%, 12/01/20 - RAAI Insured                                       2/06 at 100.00       AA            1,002,050
        2,000    5.900%, 12/01/30 - RAAI Insured                                      12/10 at 100.00       AA            2,152,840

        1,230   Pennsylvania Economic Development Financing Authority,                 6/08 at 100.00      BB+            1,093,495
                 Revenue Bonds, Northwestern Human Services Inc.,
                 Series 1998A, 5.250%, 6/01/28

                Philadelphia Authority for Industrial Development, Pennsylvania,
                Health Care Facilities Revenue Bonds, Paul's Run, Series 1998A:
        1,350    5.750%, 5/15/18                                                       5/08 at 102.00      N/R            1,371,249
        1,650    5.875%, 5/15/28                                                       5/08 at 102.00      N/R            1,682,637
------------------------------------------------------------------------------------------------------------------------------------

        8,230   Total Long-Term Care                                                                                      8,327,501
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 2.8% (1.9% OF TOTAL INVESTMENTS)

        1,190   Bradford County Industrial Development Authority, Pennsylvania,       12/15 at 100.00      BBB            1,198,663
                 Solid Waste Disposal Revenue Bonds, International Paper
                 Company, Series 2005B, 5.200%, 12/01/19 (WI/DD,
                 Settling 1/03/06) (Alternative Minimum Tax)

          500   Erie County Industrial Development Authority, Pennsylvania,            9/10 at 101.00      BBB              526,445
                 Environmental Improvement Revenue Refunding Bonds,
                 Series 2000B, 6.000%, 9/01/16 (Alternative Minimum Tax)

        4,500   Pennsylvania Economic Development Financing Authority,                11/08 at 102.00      N/R            4,768,110
                 Exempt Facilities Revenue Bonds, National Gypsum Company,
                 Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

        6,190   Total Materials                                                                                           6,493,218
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 25.2% (16.9% OF TOTAL INVESTMENTS)

        3,695   Allegheny County, Pennsylvania, General Obligation Bonds,                No Opt. Call      AAA            4,076,546
                 Series 2005C-57, 5.250%, 11/01/13 - FGIC Insured

        1,200   Butler County, Pennsylvania, General Obligation Bonds,                 7/14 at 100.00      AAA            1,296,816
                 Series 2004, 5.000%, 7/15/16 - FGIC Insured

        2,120   Central Bucks County School District, Pennsylvania, General            5/13 at 100.00      Aaa            2,246,924
                 Obligation Bonds, Series 2003, 5.000%, 5/15/23 - MBIA Insured

        3,325   Cumberland Valley School District, Cumberland County,                 11/15 at 100.00      Aaa            3,613,444
                 Pennsylvania, General Obligation Bonds, Series 2005,
                 5.000%, 11/15/16 - FSA Insured

        2,315   Delaware County, Pennsylvania, General Obligation Bonds,              10/15 at 100.00       AA            2,483,856
                 Series 2005, 5.000%, 10/01/20

                Harrisburg Redevelopment Authority, Dauphin County,
                Pennsylvania, Guaranteed Revenue Bonds, Series 1998B:
        1,750    0.000%, 5/01/22 - FSA Insured                                          5/16 at 75.56      AAA              808,920
        2,750    0.000%, 11/01/22 - FSA Insured                                         5/16 at 73.64      AAA            1,238,738
        2,750    0.000%, 5/01/23 - FSA Insured                                          5/16 at 71.71      AAA            1,199,385


                                       55

                        Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY) (continued)
                             Portfolio of INVESTMENTS December 31, 2005 (Unaudited)
    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       2,080   Meadville, Crawford County, Pennsylvania, General Obligation          10/15 at 100.00      Aaa       $    2,187,245
                 Bonds, Series 2005, 5.000%, 10/01/25 - XLCA Insured

        1,000   New Castle Area School District, Lawrence County,                      3/10 at 100.00      AAA            1,075,980
                 Pennsylvania, General Obligation Bonds, Series 2000,
                 5.600%, 3/01/25 - MBIA Insured

                Norristown Area School District, Montgomery County,
                Pennsylvania, General Obligation Bonds, Series 2003:
        1,000    5.000%, 9/01/19 - FGIC Insured                                        3/13 at 100.00      Aaa            1,066,880
        1,000    5.000%, 9/01/20 - FGIC Insured                                        3/13 at 100.00      Aaa            1,064,440
        1,735    5.000%, 9/01/21 - FGIC Insured                                        3/13 at 100.00      Aaa            1,844,010
        2,000    5.000%, 9/01/22 - FGIC Insured                                        3/13 at 100.00      Aaa            2,123,620
        2,270    5.000%, 9/01/23 - FGIC Insured                                        3/13 at 100.00      Aaa            2,407,244
        2,600    5.000%, 9/01/24 - FGIC Insured                                        3/13 at 100.00      Aaa            2,756,052

        1,110   North Hills School District, Allegheny County, Pennsylvania,          12/15 at 100.00      AAA            1,192,395
                 General Obligation Bonds, Series 2005, 5.000%, 12/15/20 -
                 FSA Insured

        1,900   Pennsylvania, General Obligation Bonds, Second                         1/16 at 100.00       AA            2,052,931
                 Series 2005, 5.000%, 1/01/19

                Philadelphia, Pennsylvania, General Obligation Bonds,
                Series 2003A:
        1,000    5.000%, 2/15/12 - XLCA Insured                                          No Opt. Call      AAA            1,069,210
        2,000    5.250%, 2/15/13 - XLCA Insured                                          No Opt. Call      AAA            2,176,180

        1,000   Pittsburgh School District, Allegheny County, Pennsylvania,              No Opt. Call      AAA            1,120,670
                 General Obligation Refunding Bonds, Series 2002A,
                 5.500%, 9/01/14 - FSA Insured

        3,300   Pocono Mountain School District, Monroe County, Pennsylvania,          2/13 at 100.00      Aaa            3,537,765
                 General Obligation Bonds, Series 2003, 5.000%, 2/15/15 -
                 FGIC Insured

                State Public School Building Authority, Berkes County,
                Pennsylvania, School Revenue Bonds, Brandywine Heights Area
                School District, Series 2003:
        2,930    5.000%, 2/01/20 - FGIC Insured                                        2/13 at 100.00      Aaa            3,113,594
        1,955    5.000%, 2/01/21 - FGIC Insured                                        2/13 at 100.00      Aaa            2,074,646

        4,050   State Public School Building Authority, Pennsylvania, Lease            6/13 at 100.00      AAA            4,190,576
                 Revenue Bonds, Philadelphia School District, Series 2003,
                 5.000%, 6/01/33 - FSA Insured

                State Public School Building Authority, Pennsylvania, School
                Revenue Bonds, Conneaut School District, Series 2003:
          360    5.250%, 11/01/21 - FGIC Insured                                      11/13 at 100.00      AAA              392,018
          490    5.250%, 11/01/22 - FGIC Insured                                      11/13 at 100.00      AAA              533,581

        2,550   State Public School Building Authority, Pennsylvania, School           5/13 at 100.00      Aaa            2,451,596
                 Revenue Bonds, York City School District, Series 2003,
                 4.000%, 5/01/21 - FSA Insured

        1,535   Stroudsburg Area School District, Monroe County, Pennsylvania,         4/12 at 100.00      AAA            1,632,611
                 General Obligation Bonds, Series 2001A, 5.000%, 4/01/19 -
                 FSA Insured

        1,400   Woodland Hills School District, Allegheny County, Pennsylvania,        9/15 at 100.00      AAA            1,513,848
                 General Obligation Bonds, Series 2005D, 5.000%, 9/01/17 -
                 FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

       59,170   Total Tax Obligation/General                                                                             58,541,721
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 13.5% (9.1% OF TOTAL INVESTMENTS)

        4,060   Delaware Valley Regional Finance Authority, Pennsylvania, Local        4/06 at 100.00      AAA            4,090,653
                 Government Revenue Bonds, Series 1996A, 6.000%, 4/15/26 -
                 AMBAC Insured

        1,500   Erie County Convention Center Authority, Pennsylvania,                 1/15 at 100.00      AAA            1,564,695
                 Convention Center Revenue Bonds, Series 2005,
                 5.000%, 1/15/36 - FGIC Insured

                Pennsylvania Turnpike Commission, Oil Franchise Tax Senior
                Lien Revenue Bonds, Series 2003A:
        1,000    5.250%, 12/01/14 - MBIA Insured                                      12/13 at 100.00      AAA            1,099,910
        1,000    5.250%, 12/01/15 - MBIA Insured                                      12/13 at 100.00      AAA            1,094,750
        2,400    5.250%, 12/01/17 - MBIA Insured                                      12/13 at 100.00      AAA            2,620,560
        2,000    5.250%, 12/01/18 - MBIA Insured                                      12/13 at 100.00      AAA            2,180,960
        1,000    5.250%, 12/01/19 - MBIA Insured                                      12/13 at 100.00      AAA            1,089,770

        2,000   Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinate       12/13 at 100.00      AAA            2,180,960
                 Lien Revenue Bonds, Series 2003B, 5.250%, 12/01/18 -
                 MBIA Insured


                                       56

    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,700   Pennsylvania Turnpike Commission, Registration Fee Revenue               No Opt. Call      AAA       $    1,896,639
                 Bonds, Series 2005A, 5.250%, 7/15/16 - FSA Insured

        7,015   Philadelphia Municipal Authority, Pennsylvania, Lease Revenue         11/13 at 100.00      AAA            7,522,675
                 Bonds, Series 2003B, 5.250%, 11/15/17 - FSA Insured

        2,405   Puerto Rico, Highway Revenue Bonds, Highway and                          No Opt. Call      AAA            2,771,763
                 Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

        1,000   Southeastern Transportation Authority, Pennsylvania, Special           3/09 at 101.00      AAA            1,058,970
                 Revenue Bonds, Series 1999A, 5.250%, 3/01/16 - FGIC Insured

                York County School of Technology Authority, Pennsylvania,
                Lease Revenue Bonds, Series 2003:
        1,000    5.375%, 2/15/20 - FGIC Insured                                        2/13 at 100.00      Aaa            1,088,350
        1,000    5.500%, 2/15/22 - FGIC Insured                                        2/13 at 100.00      Aaa            1,096,040
------------------------------------------------------------------------------------------------------------------------------------

       29,080   Total Tax Obligation/Limited                                                                             31,356,695
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 18.2% (12.2% OF TOTAL INVESTMENTS)

        2,300   Allegheny County, Pennsylvania, Airport Revenue Refunding              1/08 at 101.00      AAA            2,376,452
                 Bonds, Pittsburgh International Airport, Series 1997A,
                 5.250%, 1/01/16 - MBIA Insured (Alternative Minimum Tax)

          650   Delaware River Joint Toll Bridge Commission, Pennsylvania              7/13 at 100.00       A2              698,731
                 and New Jersey, Revenue Bonds, Series 2003, 5.250%, 7/01/17

        4,600   Pennsylvania Economic Development Financing Authority,                 6/12 at 102.00        A            4,930,740
                 Revenue Bonds, Amtrak 30th Street Station Parking Garage,
                 Series 2002, 5.875%, 6/01/33 - ACA Insured (Alternative
                 Minimum Tax)

        3,800   Pennsylvania Turnpike Commission, Registration Fee Revenue               No Opt. Call      AAA            4,286,476
                 Bonds, Series 2005A, 5.250%, 7/15/19 - FSA Insured

        3,575   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,             12/11 at 101.00      AAA            3,723,649
                 Series 2001R, 5.000%, 12/01/30 - AMBAC Insured

       10,000   Philadelphia Authority for Industrial Development, Pennsylvania,       7/11 at 101.00      AAA           10,322,099
                 Airport Revenue Bonds, Philadelphia Airport System Project,
                 Series 2001A, 5.250%, 7/01/28 - FGIC Insured (Alternative
                 Minimum Tax)

        6,525   Pittsburgh and Allegheny County Sports and Exhibition                 12/06 at 100.00      Aaa            6,627,247
                 Authority, Pennsylvania, Parking Revenue Bonds,
                 Series 2001A, 5.350%, 12/01/26 - AMBAC Insured

        2,355   Scranton Parking Authority, Pennsylvania, Guaranteed Parking           9/13 at 100.00      AAA            2,447,151
                 Revenue Bonds, Series 2004, 5.000%, 9/15/33 - FGIC Insured

        6,700   Susquehanna Area Regional Airport Authority, Pennsylvania,             1/13 at 100.00      Aaa            6,921,636
                 Airport System Revenue Bonds, Series 2003B,
                 5.000%, 1/01/33 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

       40,505   Total Transportation                                                                                     42,334,181
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED (4) - 9.3% (6.3% OF TOTAL INVESTMENTS)

        1,695   Allegheny County Sanitary Authority, Pennsylvania, Sewerage           12/10 at 101.00      AAA            1,853,025
                 Revenue Bonds, Series 2000, 5.500%, 12/01/30 (Pre-refunded
                 12/01/10) - MBIA Insured

                Butler County, Pennsylvania, General Obligation Bonds,
                Series 2003:
        1,000    5.250%, 7/15/19 (Pre-refunded 7/15/13) - FGIC Insured                 7/13 at 100.00      AAA            1,102,700
        1,000    5.250%, 7/15/21 (Pre-refunded 7/15/13) - FGIC Insured                 7/13 at 100.00      AAA            1,102,700
        1,200    5.250%, 7/15/23 (Pre-refunded 7/15/13) - FGIC Insured                 7/13 at 100.00      AAA            1,323,240

          850   Delaware River Joint Toll Bridge Commission, Pennsylvania              7/13 at 100.00     A2 (4)            931,838
                 and New Jersey, Revenue Bonds, Series 2003,
                 5.250%, 7/01/17 (Pre-refunded 7/01/13)

        2,110   Fayette County, Pennsylvania, General Obligation Bonds,               11/10 at 100.00      AAA            2,314,206
                 Series 2000, 5.625%, 11/15/28 (Pre-refunded 11/15/10) -
                 AMBAC Insured

          985   Moon Area School District, Allegheny County, Pennsylvania,               No Opt. Call      AAA            1,074,083
                 General Obligation Bonds, Series 2004, 5.250%, 11/15/12 -
                 FSA Insured

        1,225   Pennsylvania Higher Educational Facilities Authority, College            No Opt. Call      Aaa            1,424,344
                 Revenue Bonds, Ninth Series 1976, 7.625%, 7/01/15


                                       57

                        Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY) (continued)
                             Portfolio of INVESTMENTS December 31, 2005 (Unaudited)
    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

                Philadelphia Hospitals and Higher Education Facilities
                Authority, Pennsylvania, Hospital Revenue Bonds, Presbyterian
                Medical Center of Philadelphia, Series 1993:
$       1,000    6.500%, 12/01/11                                                        No Opt. Call      AAA       $    1,106,490
        3,740    6.650%, 12/01/19                                                        No Opt. Call      AAA            4,544,885

                State Public School Building Authority, Pennsylvania, School
                Revenue Bonds, Conneaut School District, Series 2003:
          640    5.250%, 11/01/21 (Pre-refunded 11/01/13) - FGIC Insured              11/13 at 100.00      AAA              707,142
          865    5.250%, 11/01/22 (Pre-refunded 11/01/13) - FGIC Insured              11/13 at 100.00      AAA              955,747

        1,650   West View Borough Municipal Authority, Allegheny County,                 No Opt. Call      AAA            2,124,012
                 Pennsylvania, Special Obligation Bonds, Series 1985A,
                 9.500%, 11/15/14

        1,000   Wilkes-Barre Area School District, Luzerne County,                     4/14 at 100.00      AAA            1,105,940
                 Pennsylvania, General Obligation Bonds, Series 2003A,
                 5.250%, 4/01/19 (Pre-refunded 4/01/14) - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------

       18,960   Total U.S. Guaranteed                                                                                    21,670,352
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 16.3% (10.9% OF TOTAL INVESTMENTS)

        1,125   Allegheny County Industrial Development Authority,                       No Opt. Call      AAA            1,167,953
                 Pennsylvania, Pollution Control Revenue Refunding Bonds,
                 Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 -
                 AMBAC Insured

        8,000   Beaver County Industrial Development Authority, Pennsylvania,          6/08 at 102.00      AAA            8,340,799
                 Exempt Facilities Revenue Bonds, Shippingport Project,
                 Series 1998A, 5.375%, 6/01/28 - AMBAC Insured (Alternative
                 Minimum Tax)

        3,150   Carbon County Industrial Development Authority, Pennsylvania,            No Opt. Call     BBB-            3,383,825
                 Resource Recovery Revenue Refunding Bonds, Panther Creek
                 Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                 Minimum Tax)

        7,590   Indiana County Industrial Development Authority, Pennsylvania,         5/07 at 102.00      AAA            7,951,663
                 Pollution Control Revenue Bonds, Metropolitan Edison
                 Company, Series 1997A, 5.950%, 5/01/27 - AMBAC Insured
                 (Alternative Minimum Tax)

        2,000   Indiana County Industrial Development Authority, Pennsylvania,         6/12 at 101.00     Baa1            2,102,240
                 Pollution Control Revenue Refunding Bonds, PSEG Power LLC,
                 Series 2001A, 5.850%, 6/01/27 (Alternative Minimum Tax)

        2,150   Lehigh County Industrial Development Authority, Pennsylvania,          2/15 at 100.00      AAA            2,193,796
                 Pollution Control Revenue Bonds, Pennsylvania Power and
                 Light Company, Series 2005, 4.750%, 2/15/27 - FGIC Insured

        1,530   Montgomery County Industrial Development Authority,                      No Opt. Call      AAA            1,676,008
                 Pennsylvania, Resource Recovery Revenue Refunding Bonds,
                 Montgomery County Montenay Project, Series 2002A,
                 5.250%, 11/01/13 - MBIA Insured

          745   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                     No Opt. Call      AAA              800,473
                 Eighteenth Series 2004, 5.000%, 8/01/13 - AGC Insured

          700   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                   9/14 at 100.00      AAA              728,679
                 General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 -
                 FSA Insured

        5,750   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                   7/09 at 101.00      AAA            5,975,170
                 General Ordinance, Second Series 1999, 5.000%, 7/01/29 -
                 FSA Insured

        1,000   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                   7/13 at 100.00      AAA            1,078,620
                 General Ordinance, Seventeenth Series 2003,
                 5.375%, 7/01/19 - FSA Insured

        2,240   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                   7/09 at 101.00      AAA            2,399,040
                 General Ordinance, Sixteenth Series 1999, 5.500%, 7/01/13 -
                 FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

       35,980   Total Utilities                                                                                          37,798,266
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 14.5% (9.7% OF TOTAL INVESTMENTS)

          305   Allegheny County Sanitary Authority, Pennsylvania, Sewerage           12/10 at 101.00      AAA              329,906
                 Revenue Bonds, Series 2000, 5.500%, 12/01/30 -
                 MBIA Insured

        1,000   Allegheny County Sanitary Authority, Pennsylvania, Sewerage           12/11 at 101.00      AAA            1,095,830
                 Revenue Refunding Bonds, Series 2001, 5.375%, 12/01/13 -
                 MBIA Insured

        2,500   Bethlehem Authority, Northhampton and Lehigh Counties,                11/14 at 100.00      AAA            2,670,650
                 Pennsylvania, Guaranteed Water Revenue Bonds, Series 2004,
                 5.000%, 11/15/20 - FSA Insured

        4,000   Bucks County Industrial Development Authority, Pennsylvania,           3/12 at 100.00      AAA            4,223,600
                 Water Facility Revenue Bonds, Pennsylvania Suburban Water
                 Company, Series 2002, 5.550%, 9/01/32 - FGIC Insured
                 (Alternative Minimum Tax)


                                       58

    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

                Bucks County Water and Sewerage Authority, Pennsylvania,
                Sewerage System Revenue Bonds, Neshaminy Interceptor
                Project, Series 2004:
$         605    5.250%, 6/01/14 - FSA Insured                                           No Opt. Call      AAA       $      669,433
          485    5.250%, 6/01/15 - FSA Insured                                           No Opt. Call      AAA              538,205

        1,615   Delaware County Regional Water Quality Control Authority,              5/14 at 100.00      Aaa            1,746,703
                 Pennsylvania, Sewerage Revenue Bonds, Series 2004,
                 5.250%, 5/01/23 - MBIA Insured

        2,000   Harrisburg Authority, Dauphin County, Pennsylvania, Water              7/14 at 100.00      AAA            2,113,080
                 Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 -
                 FSA Insured

        1,315   Lancaster Area Sewerage Authority, Pennsylvania, Sewerage              4/14 at 100.00      AAA            1,394,715
                 Revenue Bonds, Series 2004, 5.000%, 4/01/21 - MBIA Insured

        3,870   Lancaster Area Sewerage Authority, Pennsylvania, Sewerage              4/15 at 100.00      AAA            4,175,924
                 Revenue Bonds, Series 2005, 5.000%, 4/01/17 - FGIC Insured

        3,360   Mercer County Industrial Development Authority, Pennsylvania,          7/10 at 100.00      AAA            3,627,926
                 Water Facility Revenue Bonds, Consumers Water Company,
                 Shenango Valley Division Project, Series 2000,
                 6.000%, 7/01/30 - MBIA Insured (Alternative Minimum Tax)

                Norristown Municipal Waste Authority, Pennsylvania, Sewer
                Revenue Bonds, Series 2003:
        1,140    5.125%, 11/15/22 - FGIC Insured                                      11/13 at 100.00      Aaa            1,208,309
        2,535    5.125%, 11/15/23 - FGIC Insured                                      11/13 at 100.00      Aaa            2,681,827

        2,730   Philadelphia, Pennsylvania, Water and Wastewater Revenue                 No Opt. Call      AAA            3,050,338
                 Bonds, Series 1995, 6.250%, 8/01/10 - MBIA Insured

        2,000   Philadelphia, Pennsylvania, Water and Wastewater Revenue               7/15 at 100.00      AAA            2,115,460
                 Bonds, Series 2005A, 5.000%, 7/01/23 - FSA Insured

        2,000   Unity Township Municipal Authority, Pennsylvania, Sewerage            12/14 at 100.00      AAA            2,088,420
                 Revenue Bonds, Series 2004, 5.000%, 12/01/34 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

       31,460   Total Water and Sewer                                                                                    33,730,326
------------------------------------------------------------------------------------------------------------------------------------

$     329,940   Total Long-Term Investments (cost $329,776,649) - 148.5%                                                345,176,188
=============-----------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 0.4% (0.3% OF TOTAL INVESTMENTS)

        1,000   Puerto Rico Government Development Bank, Adjustable                      No Opt. Call   VMIG-1            1,000,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 3.400%, 12/01/15 - MBIA Insured (5)
------------------------------------------------------------------------------------------------------------------------------------

$       1,000   Total Short-Term Investments (cost $1,000,000)                                                            1,000,000
=============-----------------------------------------------------------------------------------------------------------------------

                Total Investments (cost $330,776,649) - 148.9%                                                          346,176,188
                --------------------------------------------------------------------------------------------------------------------

                Other Assets Less Liabilities - 1.9%                                                                      4,451,953
                --------------------------------------------------------------------------------------------------------------------

                Preferred Shares, at Liquidation Value - (50.8)%                                                       (118,100,000)
                --------------------------------------------------------------------------------------------------------------------

                Net Assets Applicable to Common Shares - 100%                                                        $  232,528,141
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unl otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

                    (4) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    (5) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                  WI/DD Security purchased on a when-issued or delayed delivery basis.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM)
                        Portfolio of
                                INVESTMENTS December 31, 2005 (Unaudited)
    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.2% (1.6% OF TOTAL INVESTMENTS)

$       1,000   Pennsylvania Economic Development Financing Authority,                   No Opt. Call      AA-       $    1,109,200
                 Solid Waste Disposal Revenue Bonds, Procter & Gamble
                 Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 30.4% (20.6% OF TOTAL INVESTMENTS)

          125   Allegheny County Higher Education Building Authority,                  2/06 at 102.00     Baa3              127,848
                 Pennsylvania, College Revenue Bonds, Robert Morris College,
                 Series 1996A, 6.250%, 2/15/26

          100   Allegheny County Higher Education Building Authority,                    No Opt. Call     Baa3              112,124
                 Pennsylvania, College Revenue Refunding Bonds, Robert
                 Morris College, Series 1998A, 6.000%, 5/01/28

        2,250   Bucks County Industrial Development Authority, Pennsylvania,           9/11 at 100.00      Aaa            2,338,313
                 Revenue Bonds, George School Project, Series 2001,
                 5.125%, 9/15/31 - AMBAC Insured

          700   Chester County Health and Education Facilities Authority,             10/15 at 102.00      N/R              702,044
                 Pennsylvania, Revenue Bonds, Immaculata University,
                 Series 2005, 5.500%, 10/15/25

        1,000   Delaware County Authority, Pennsylvania, College Revenue              10/11 at 100.00     BBB-            1,050,640
                 Refunding Bonds, Neumann College, Series 2001,
                 6.000%, 10/01/31

        1,310   Delaware County Authority, Pennsylvania, Revenue Refunding             8/13 at 100.00      AAA            1,427,821
                 Bonds, Villanova University, Series 2003, 5.250%, 8/01/16 -
                 FGIC Insured

        1,000   Montgomery County Industrial Development Authority,                    8/15 at 100.00      Aaa            1,055,860
                 Pennsylvania, Revenue Bonds, Hill School, Series 2005,
                 5.000%, 8/15/27 - MBIA Insured

        1,000   Pennsylvania Higher Educational Facilities Authority, General          6/12 at 100.00      Aaa            1,065,010
                 Revenue Bonds, State System of Higher Education,
                 Series 2002W, 5.000%, 6/15/19 - AMBAC Insured

        1,500   Pennsylvania Higher Educational Facilities Authority, Revenue          7/11 at 100.00       AA            1,560,390
                 Bonds, Moravian College, Series 2001, 5.375%, 7/01/31 -
                 RAAI Insured

        1,090   Pennsylvania Higher Educational Facilities Authority, Revenue          1/13 at 100.00       A1            1,178,628
                 Bonds, Thomas Jefferson University, Series 2002,
                 5.500%, 1/01/16

        3,000   Pennsylvania State University, General Obligation Refunding              No Opt. Call       AA            3,323,040
                 Bonds, Series 2002, 5.250%, 8/15/14

          470   Philadelphia Authority for Industrial Development, Pennsylvania,       1/13 at 102.00     BBB-              467,208
                 Revenue Bonds, Leadership Learning Partners, Series 2005A,
                 5.375%, 7/01/36

        1,000   West Cornwall Township Municipal Authority, Pennsylvania,             12/11 at 100.00     BBB+            1,062,850
                 College Revenue Bonds, Elizabethtown College Project,
                 Series 2001, 6.000%, 12/15/27
------------------------------------------------------------------------------------------------------------------------------------

       14,545   Total Education and Civic Organizations                                                                  15,471,776
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 19.5% (13.3% OF TOTAL INVESTMENTS)

          260   Allegheny County Hospital Development Authority,                       4/15 at 100.00     Baa2              261,960
                 Pennsylvania, Revenue Bonds, Ohio Valley General Hospital,
                 Series 2005A, 5.125%, 4/01/35

          400   Allegheny County Hospital Development Authority,                      11/10 at 102.00      Ba3              476,288
                 Pennsylvania, Revenue Bonds, West Penn Allegheny
                 Health System, Series 2000B, 9.250%, 11/15/30

          700   Allentown Area Hospital Authority, Pennsylvania, Revenue                 No Opt. Call      BB+              701,106
                 Bonds, Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16

        2,500   Chester County Health and Educational Facilities Authority,            5/08 at 101.00      AA-            2,592,575
                 Pennsylvania, Health System Revenue Bonds, Jefferson
                 Health System, Series 1997B, 5.375%, 5/15/27

          100   Jeannette Health Services Authority, Pennsylvania, Hospital           11/06 at 102.00      BB-               99,636
                 Revenue Bonds, Jeannette District Memorial Hospital,
                 Series 1996A, 6.000%, 11/01/18

          600   Lehigh County General Purpose Authority, Pennsylvania,                 8/13 at 100.00     Baa1              621,390
                 Hospital Revenue Bonds, St. Luke's Hospital of Bethlehem,
                 Series 2003, 5.375%, 8/15/33

          250   Lehigh County General Purpose Authority, Pennsylvania, Revenue        11/14 at 100.00        A              264,033
                 Bonds, Good Shepherd Group, Series 2004A, 5.500%, 11/01/24


                                       60

    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$         465   Pennsylvania Higher Educational Facilities Authority, Revenue          8/15 at 100.00      AAA       $      502,056
                 Bonds, University of Pennsylvania Health Services,
                 Series 2005B, 5.000%, 8/15/16 - FGIC Insured

        2,150   Pennsylvania Higher Educational Facilities Authority, Revenue          1/11 at 101.00      Aa3            2,336,986
                 Bonds, UPMC Health System, Series 2001A, 6.000%, 1/15/31

           70   Philadelphia Hospitals and Higher Education Facilities Authority,     11/23 at 100.00      BBB               70,476
                 Pennsylvania, Hospital Revenue Bonds, Temple University
                 Hospital, Series 1993A, 6.625%, 11/15/23

          170   St. Mary Hospital Authority, Pennsylvania, Health System              11/14 at 100.00       A1              178,718
                 Revenue Bonds, Catholic Health East, Series 2004B,
                 5.375%, 11/15/34

        1,000   Washington County Hospital Authority, Pennsylvania, Revenue            6/12 at 101.00       A3            1,068,060
                 Bonds, Monongahela Valley Hospital Project, Series 2002,
                 5.500%, 6/01/17

          750   West Shore Area Hospital Authority, Cumberland County,                 1/12 at 100.00      BBB              808,770
                 Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital
                 of the Sisters of Christian Charity Project, Series 2001,
                 6.250%, 1/01/32
------------------------------------------------------------------------------------------------------------------------------------

        9,415   Total Health Care                                                                                         9,982,054
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 0.2% (0.1% OF TOTAL INVESTMENTS)

          100   Philadelphia Authority for Industrial Development, Pennsylvania,       5/15 at 102.00     Baa2              101,551
                 Multifamily Housing Revenue Bonds, Presbyterian Homes
                 Germantown - Morrisville Project, Series 2005A,
                 5.625%, 7/01/35
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 3.4% (2.3% OF TOTAL INVESTMENTS)

        1,700   Allegheny County Residential Finance Authority, Pennsylvania,         11/08 at 102.00      Aaa            1,740,426
                  GNMA Mortgage-Backed Securities Program Single Family
                 Mortgage Revenue Bonds, Series 1998DD-2, 5.400%, 11/01/29
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 6.9% (4.7% OF TOTAL INVESTMENTS)

        2,000   Pennsylvania Economic Development Financing Authority,                 5/11 at 101.00       A3            2,155,360
                 Exempt Facilities Revenue Bonds, Amtrak Project,
                 Series 2001A, 6.250%, 11/01/31 (Alternative Minimum Tax)

        1,250   Pennsylvania Industrial Development Authority, Economic                7/12 at 101.00      AAA            1,377,788
                 Development Revenue Bonds, Series 2002,
                 5.500%, 7/01/17 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

        3,250   Total Industrials                                                                                         3,533,148
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 13.5% (9.2% OF TOTAL INVESTMENTS)

        1,000   Cumberland County Municipal Authority, Pennsylvania,                   1/13 at 101.00      N/R            1,096,200
                 Retirement Community Revenue Bonds, Wesley Affiliated
                 Services Inc., Series 2002A, 7.125%, 1/01/25

        2,100   Lancaster County Hospital Authority, Pennsylvania, Health             12/11 at 100.00       A-            2,215,038
                 Center Revenue Bonds, Willow Valley Retirement Communities
                 Project, Series 2001, 5.875%, 6/01/31

          285   Lebanon County Health Facilities Authority, Pennsylvania,             12/14 at 100.00      N/R              286,385
                 Health Center Revenue Bonds, Pleasant View Retirement
                 Community, Series 2005A, 5.300%, 12/15/26

                Pennsylvania Economic Development Financing Authority,
                Revenue Bonds, Northwestern Human Services Inc., Series 1998A:
          240    5.250%, 6/01/14                                                       6/08 at 100.00      BB+              237,259
           50    5.125%, 6/01/18                                                       6/08 at 100.00      BB+               46,661

        2,875   Philadelphia Authority for Industrial Development,                     7/11 at 101.00      AAA            3,011,591
                 Pennsylvania, Revenue Bonds, Philadelphia Corporation for
                 the Aging Project, Series 2001B, 5.250%, 7/01/31 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

        6,550   Total Long-Term Care                                                                                      6,893,134
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 4.2% (2.9% OF TOTAL INVESTMENTS)

          350   Allegheny County Industrial Development Authority,                       No Opt. Call       BB              354,995
                 Pennsylvania, Revenue Bonds, United States Steel
                 Corporation, Series 2005, 5.500%, 11/01/16

          210   Bradford County Industrial Development Authority,                     12/15 at 100.00      BBB              211,529
                 Pennsylvania, Solid Waste Disposal Revenue Bonds,
                 International Paper Company, Series 2005B,
                 5.200%, 12/01/19 (WI/DD, Settling 1/03/06)
                 (Alternative Minimum Tax)

          750   Bucks County Industrial Development Authority, Pennsylvania,          11/17 at 100.00     BBB+              806,558
                 Environmental Improvement Revenue Bonds, USX
                 Corporation Project, Series 1995, 5.400%, 11/01/17
                 (Mandatory put 11/01/11)


                                       61

                        Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM) (continued)
                             Portfolio of INVESTMENTS December 31, 2005 (Unaudited)
    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS (continued)

$         750   Pennsylvania Economic Development Financing Authority,                11/08 at 102.00      N/R       $      794,685
                 Exempt Facilities Revenue Bonds, National Gypsum
                 Company, Series 1997B, 6.125%, 11/01/27 (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

        2,060   Total Materials                                                                                           2,167,767
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 19.7% (13.4% OF TOTAL INVESTMENTS)

        1,000   Allegheny County, Pennsylvania, General Obligation Bonds,                No Opt. Call      AAA            1,103,260
                 Series 2005C-57, 5.250%, 11/01/13 - FGIC Insured

        2,415   Bucks County, Pennsylvania, Central Bucks School District,             5/12 at 100.00      Aaa            2,638,967
                 General Obligation Bonds, Series 2002, 5.500%, 5/15/18 -
                 FGIC Insured

          750   Luzerne County, Pennsylvania, General Obligation Bonds,                5/13 at 100.00      Aaa              815,820
                 Series 2003A, 5.250%, 11/15/16 - MBIA Insured

        2,000   Pennsylvania, General Obligation Bonds, Second                         9/11 at 101.00       AA            2,149,880
                 Series 2001, 5.000%, 9/15/13

        3,000   Pittsburgh School District, Allegheny County, Pennsylvania,              No Opt. Call      AAA            3,362,006
                 General Obligation Refunding Bonds, Series 2002A,
                 5.500%, 9/01/14 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

        9,165   Total Tax Obligation/General                                                                             10,069,933
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 10.0% (6.8% OF TOTAL INVESTMENTS)

        1,000   Allegheny County Redevelopment Authority, Pennsylvania,                  No Opt. Call      N/R            1,045,650
                 TIF Revenue Bonds, Pittsburg Mills Project, Series 2004,
                 5.600%, 7/01/23

        1,000   Pennsylvania Turnpike Commission, Oil Franchise Tax Senior            12/13 at 100.00      AAA            1,094,750
                 Lien Revenue Bonds, Series 2003A, 5.250%, 12/01/15 -
                 MBIA Insured

        1,000   Philadelphia Municipal Authority, Pennsylvania, Lease Revenue         11/13 at 100.00      AAA            1,072,370
                 Bonds, Series 2003B, 5.250%, 11/15/17 - FSA Insured

        1,500   Philadelphia Redevelopment Authority, Pennsylvania, Revenue            4/12 at 100.00      AAA            1,628,745
                 Bonds, Philadelphia Neighborhood Transformation Initiative,
                 Series 2002A, 5.500%, 4/15/19 - FGIC Insured

          250   Southeastern Transportation Authority, Pennsylvania, Special           3/09 at 101.00      AAA              264,743
                 Revenue Bonds, Series 1999A, 5.250%, 3/01/16 -
                 FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

        4,750   Total Tax Obligation/Limited                                                                              5,106,258
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 12.5% (8.5% OF TOTAL INVESTMENTS)

          130   Delaware River Joint Toll Bridge Commission, Pennsylvania              7/13 at 100.00       A2              139,746
                 and New Jersey, Revenue Bonds, Series 2003,
                 5.250%, 7/01/17

        1,000   Pennsylvania Economic Development Financing Authority,                 6/12 at 102.00        A            1,071,900
                 Revenue Bonds, Amtrak 30th Street Station Parking Garage,
                 Series 2002, 5.875%, 6/01/33 - ACA Insured (Alternative
                 Minimum Tax)

        1,000   Pennsylvania Turnpike Commission, Registration Fee Revenue               No Opt. Call      AAA            1,122,840
                 Bonds, Series 2005A, 5.250%, 7/15/18 - FSA Insured

        1,750   Philadelphia Authority for Industrial Development,                     7/11 at 101.00      AAA            1,806,368
                 Pennsylvania, Airport Revenue Bonds, Philadelphia Airport
                 System Project, Series 2001A, 5.250%, 7/01/28 - FGIC
                 Insured (Alternative Minimum Tax)

        2,210   Pittsburgh and Allegheny County Sports and Exhibition                 12/06 at 100.00      Aaa            2,245,117
                 Authority, Pennsylvania, Parking Revenue Bonds,
                 Series 2001A, 5.375%, 12/01/30 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------

        6,090   Total Transportation                                                                                      6,385,971
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GUARANTEED (4) - 9.2% (6.3% OF TOTAL INVESTMENTS)

          170   Delaware River Joint Toll Bridge Commission, Pennsylvania              7/13 at 100.00     A2 (4)            186,368
                 and New Jersey, Revenue Bonds, Series 2003,
                 5.250%, 7/01/17 (Pre-refunded 7/01/13)

          250   Moon Area School District, Allegheny County, Pennsylvania,               No Opt. Call      AAA              274,373
                 General Obligation Bonds, Series 2004, 5.250%, 11/15/13 -
                 FSA Insured

        1,105   Oxford Area School District, Chester County, Pennsylvania,             2/12 at 100.00      AAA            1,220,395
                 General Obligation Bonds, Series 2001A, 5.500%, 2/15/17
                 (Pre-refunded 2/15/12) - FGIC Insured

          185   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                     No Opt. Call      AAA              223,323
                 Twelfth Series 1990B, 7.000%, 5/15/20 - MBIA Insured

        2,500   Philadelphia School District, Pennsylvania, General Obligation         8/12 at 100.00      AAA            2,792,075
                 Bonds, Series 2002B, 5.625%, 8/01/18 (Pre-refunded 8/01/12) -
                 FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

        4,210   Total U.S. Guaranteed                                                                                     4,696,534
------------------------------------------------------------------------------------------------------------------------------------


                                       62

    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 12.8% (8.7% OF TOTAL INVESTMENTS)

$         500   Allegheny County Industrial Development Authority,                       No Opt. Call      AAA       $      519,090
                 Pennsylvania, Pollution Control Revenue Refunding Bonds,
                 Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 -
                 AMBAC Insured

        3,100   Montgomery County Industrial Development Authority,                      No Opt. Call      AAA            3,301,531
                 Pennsylvania, Resource Recovery Revenue Refunding Bonds,
                 Montgomery County Montenay Project, Series 2002A,
                 5.000%, 11/01/10 - MBIA Insured

          285   Pennsylvania Economic Development Financing Authority,                12/09 at 103.00       B1              304,428
                 Exempt Facilities Revenue Bonds, Reliant Energy Inc.,
                 Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)

          135   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                     No Opt. Call      AAA              145,052
                 Eighteenth Series 2004, 5.000%, 8/01/13 - AGC Insured

          140   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                   9/14 at 100.00      AAA              145,736
                 General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 -
                 FSA Insured

                Philadelphia Gas Works, Pennsylvania, Revenue Bonds,
                General Ordinance, Fourth Series 1998:
        1,000    5.250%, 8/01/18 - FSA Insured                                         8/13 at 100.00      AAA            1,072,470
        1,000    5.250%, 8/01/19 - FSA Insured                                         8/13 at 100.00      AAA            1,071,260
------------------------------------------------------------------------------------------------------------------------------------

        6,160   Total Utilities                                                                                           6,559,567
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 2.3% (1.6% OF TOTAL INVESTMENTS)

          500   Bethlehem Authority, Northhampton and Lehigh Counties,                11/14 at 100.00      AAA              534,130
                 Pennsylvania, Guaranteed Water Revenue Bonds,
                 Series 2004, 5.000%, 11/15/20 - FSA Insured

          600   Harrisburg Authority, Dauphin County, Pennsylvania, Water              7/14 at 100.00      AAA              633,924
                 Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 -
                 FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

        1,100   Total Water and Sewer                                                                                     1,168,054
------------------------------------------------------------------------------------------------------------------------------------

$      70,095   Total Investments (cost $71,116,650) - 146.8%                                                            74,985,373
=============-----------------------------------------------------------------------------------------------------------------------

                Other Assets Less Liabilities - 2.1%                                                                      1,104,948
                --------------------------------------------------------------------------------------------------------------------

                Preferred Shares, at Liquidation Value - (48.9)%                                                        (25,000,000)
                --------------------------------------------------------------------------------------------------------------------

                Net Assets Applicable to Common Shares - 100%                                                        $   51,090,321
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

                    (4) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                  WI/DD Security purchased on a when-issued or delayed delivery basis.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY)
                        Portfolio of
                                INVESTMENTS December 31, 2005 (Unaudited)
    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 20.1% (13.7% OF TOTAL INVESTMENTS)

$       1,000   Allegheny County Higher Education Building Authority,                    No Opt. Call     Baa3       $    1,121,240
                 Pennsylvania, College Revenue Refunding Bonds, Robert
                 Morris College, Series 1998A, 6.000%, 5/01/28

          700   Allegheny County Higher Education Building Authority,                  3/27 at 100.00      AA-              702,030
                 Pennsylvania, Revenue Bonds, Carnegie Mellon University,
                 Series 2002, 5.450%, 3/01/27

          800   Chester County Health and Education Facilities Authority,             10/15 at 102.00      N/R              802,336
                 Pennsylvania, Revenue Bonds, Immaculata University,
                 Series 2005, 5.500%, 10/15/25

          325   Delaware County Authority, Pennsylvania, College Revenue              10/11 at 100.00     BBB-              341,458
                 Refunding Bonds, Neumann College, Series 2001,
                 6.000%, 10/01/31

        1,435   Delaware County Authority, Pennsylvania, Revenue Refunding             8/13 at 100.00      AAA            1,562,098
                 Bonds, Villanova University, Series 2003, 5.250%, 8/01/17 -
                 FGIC Insured

        2,000   Pennsylvania Higher Educational Facilities Authority, Revenue          7/11 at 101.00      AAA            2,068,100
                 Bonds, Temple University, Series 2001, 5.000%, 7/15/31 -
                 MBIA Insured

        3,000   Pennsylvania State University, General Obligation Refunding              No Opt. Call       AA            3,287,100
                 Bonds, Series 2002, 5.250%, 8/15/12

          530   Philadelphia Authority for Industrial Development, Pennsylvania,       1/13 at 102.00     BBB-              526,852
                 Revenue Bonds, Leadership Learning Partners, Series 2005A,
                 5.375%, 7/01/36

        1,000   Union County, Higher Education Facilities Financing Authority,         4/13 at 100.00      Aa2            1,084,510
                 Pennsylvania, Revenue Bonds, Bucknell University,
                 Series 2002A, 5.250%, 4/01/20

           35   West Cornwall Township Municipal Authority, Pennsylvania,             12/11 at 100.00     BBB+               37,200
                 College Revenue Bonds, Elizabethtown College Project,
                 Series 2001, 6.000%, 12/15/27
------------------------------------------------------------------------------------------------------------------------------------

       10,825   Total Education and Civic Organizations                                                                  11,532,924
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 14.7% (10.0% OF TOTAL INVESTMENTS)

          295   Allegheny County Hospital Development Authority,                       4/15 at 100.00     Baa2              297,224
                 Pennsylvania, Revenue Bonds, Ohio Valley General Hospital,
                 Series 2005A, 5.125%, 4/01/35

                Allegheny County Hospital Development Authority, Pennsylvania,
                Revenue Bonds, West Penn Allegheny Health System, Series 2000B:
          100    9.250%, 11/15/22                                                     11/10 at 102.00      Ba3              119,498
          300    9.250%, 11/15/30                                                     11/10 at 102.00      Ba3              357,216

          800   Allentown Area Hospital Authority, Pennsylvania, Revenue                 No Opt. Call      BB+              801,264
                 Bonds, Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16

        2,000   Chester County Health and Educational Facilities Authority,            5/08 at 101.00      AA-            2,074,060
                 Pennsylvania, Health System Revenue Bonds, Jefferson
                 Health System, Series 1997B, 5.375%, 5/15/27

          120   Jeannette Health Services Authority, Pennsylvania, Hospital           11/06 at 102.00      BB-              119,563
                 Revenue Bonds, Jeannette District Memorial Hospital,
                 Series 1996A, 6.000%, 11/01/18

          600   Lehigh County General Purpose Authority, Pennsylvania,                 8/13 at 100.00     Baa1              621,390
                 Hospital Revenue Bonds, St. Luke's Hospital of Bethlehem,
                 Series 2003, 5.375%, 8/15/33

          465   Pennsylvania Higher Educational Facilities Authority, Revenue          8/15 at 100.00      AAA              502,056
                 Bonds, University of Pennsylvania Health Services,
                 Series 2005B, 5.000%, 8/15/16 - FGIC Insured

           20   Pennsylvania Higher Educational Facilities Authority, Revenue          1/11 at 101.00      Aa3               21,739
                 Bonds, UPMC Health System, Series 2001A, 6.000%, 1/15/31

        1,000   Philadelphia Hospitals and Higher Education Facilities                11/23 at 100.00      BBB            1,006,800
                 Authority, Pennsylvania, Hospital Revenue Bonds, Temple
                 University Hospital, Series 1993A, 6.625%, 11/15/23

          225   St. Mary Hospital Authority, Pennsylvania, Health System              11/14 at 100.00       A1              236,538
                 Revenue Bonds, Catholic Health East, Series 2004B,
                 5.375%, 11/15/34

        1,450   Washington County Hospital Authority, Pennsylvania, Revenue            6/12 at 101.00       A3            1,597,973
                 Bonds, Monongahela Valley Hospital Project, Series 2002,
                 6.250%, 6/01/22


                                       64

    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

                West Shore Area Hospital Authority, Cumberland County,
                Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of
                the Sisters of Christian Charity Project, Series 2001:
$          25    6.150%, 1/01/21                                                       1/12 at 100.00      BBB       $       27,172
          600    6.250%, 1/01/32                                                       1/12 at 100.00      BBB              647,016
------------------------------------------------------------------------------------------------------------------------------------

        8,000   Total Health Care                                                                                         8,429,509
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 0.2% (0.1% OF TOTAL INVESTMENTS)

          120   Philadelphia Authority for Industrial Development, Pennsylvania,       5/15 at 102.00     Baa2              121,861
                 Multifamily Housing Revenue Bonds, Presbyterian Homes
                 Germantown - Morrisville Project, Series 2005A,
                 5.625%, 7/01/35
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 5.8% (3.9% OF TOTAL INVESTMENTS)

        3,000   Pennsylvania Industrial Development Authority, Economic                7/12 at 101.00      AAA            3,306,690
                 Development Revenue Bonds, Series 2002, 5.500%, 7/01/19 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 5.1% (3.5% OF TOTAL INVESTMENTS)

        1,155   Bucks County Industrial Development Authority, Pennsylvania,          10/12 at 101.00     BBB+            1,228,608
                 Revenue Bonds, Pennswood Village Project, Series 2002A,
                 6.000%, 10/01/34

        1,000   Cumberland County Municipal Authority, Pennsylvania,                   1/13 at 101.00      N/R            1,096,200
                 Retirement Community Revenue Bonds, Wesley Affiliated
                 Services Inc., Series 2002A, 7.125%, 1/01/25

          285   Lebanon County Health Facilities Authority, Pennsylvania,             12/14 at 100.00      N/R              286,385
                 Health Center Revenue Bonds, Pleasant View Retirement
                 Community, Series 2005A, 5.300%, 12/15/26

                Pennsylvania Economic Development Financing Authority,
                Revenue Bonds, Northwestern Human Services Inc., Series 1998A:
          260    5.250%, 6/01/14                                                       6/08 at 100.00      BB+              257,031
           50    5.125%, 6/01/18                                                       6/08 at 100.00      BB+               46,661
------------------------------------------------------------------------------------------------------------------------------------

        2,750   Total Long-Term Care                                                                                      2,914,885
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 4.5% (3.1% OF TOTAL INVESTMENTS)

          400   Allegheny County Industrial Development Authority,                       No Opt. Call       BB              405,708
                 Pennsylvania, Revenue Bonds, United States Steel
                 Corporation, Series 2005, 5.500%, 11/01/16

          280   Bradford County Industrial Development Authority,                     12/15 at 100.00      BBB              282,038
                 Pennsylvania, Solid Waste Disposal Revenue Bonds,
                 International Paper Company, Series 2005B,
                 5.200%, 12/01/19 (WI/DD, Settling 1/03/06)
                 (Alternative Minimum Tax)

        1,000   Bucks County Industrial Development Authority, Pennsylvania,          11/17 at 100.00     BBB+            1,075,410
                 Environmental Improvement Revenue Bonds, USX Corporation
                 Project, Series 1995, 5.400%, 11/01/17 (Mandatory
                 put 11/01/11)

          750   Pennsylvania Economic Development Financing Authority,                11/08 at 102.00      N/R              794,685
                 Exempt Facilities Revenue Bonds, National Gypsum Company,
                 Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

        2,430   Total Materials                                                                                           2,557,841
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 18.4% (12.5% OF TOTAL INVESTMENTS)

          500   Allegheny County, Pennsylvania, General Obligation Bonds,                No Opt. Call      AAA              551,630
                 Series 2005C-57, 5.250%, 11/01/13 - FGIC Insured

        1,740   Butler County, Pennsylvania, Butler Area School District,             10/12 at 100.00      AAA            1,870,657
                 General Obligation Bonds, Series 2002A, 5.375%, 10/01/26 -
                 FGIC Insured

          625   Delaware County, Pennsylvania, General Obligation Bonds,              10/15 at 100.00       AA              670,588
                 Series 2005, 5.000%, 10/01/20

                Greensburg Salem School District, Westmoreland County,
                Pennsylvania, General Obligation Refunding Bonds, Series 2002:
          725    5.375%, 9/15/15 - FGIC Insured                                        9/12 at 100.00      AAA              794,535
        1,000    5.375%, 9/15/16 - FGIC Insured                                        9/12 at 100.00      AAA            1,094,040

        4,280   Lehigh County, Pennsylvania, General Obligation Bonds,                11/11 at 100.00      Aa3            4,572,153
                 Series 2001, 5.000%, 11/15/15

        1,100   Luzerne County, Pennsylvania, General Obligation Bonds,                11/12 at 57.97      Aaa              472,483
                 Series 2002B, 0.000%, 11/15/21 - MBIA Insured

          500   Woodland Hills School District, Allegheny County,                      9/15 at 100.00      AAA              540,660
                 Pennsylvania, General Obligation Bonds, Series 2005D,
                 5.000%, 9/01/17 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

       10,470   Total Tax Obligation/General                                                                             10,566,746
------------------------------------------------------------------------------------------------------------------------------------


                                       65

                        Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY) (continued)
                             Portfolio of INVESTMENTS December 31, 2005 (Unaudited)
    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 32.2% (21.8% OF TOTAL INVESTMENTS)

$       1,000   Allegheny County Redevelopment Authority, Pennsylvania,                  No Opt. Call      N/R       $    1,045,650
                 TIF Revenue Bonds, Pittsburg Mills Project, Series 2004,
                 5.600%, 7/01/23

        4,000   Delaware Valley Regional Finance Authority, Pennsylvania,                No Opt. Call      AA-            4,547,320
                 Local Government Revenue Bonds, Series 2002,
                 5.750%, 7/01/17

        2,000   Grove City Area Hospital Authority, Mercer County,                     3/12 at 100.00      AAA            2,108,900
                 Pennsylvania, Revenue Bonds, County Guaranteed, Woodland
                 Place Project, Series 2002, 5.400%, 3/01/31 - FGIC Insured

        4,000   Harrisburg Parking Authority, Pennsylvania, Guaranteed Revenue         9/11 at 100.00      Aaa            4,221,640
                 Refunding Bonds, Series 2001J, 5.000%, 9/01/22 - MBIA Insured

        1,000   Pennsylvania Turnpike Commission, Oil Franchise Tax Senior            12/13 at 100.00      AAA            1,094,750
                 Lien Revenue Bonds, Series 2003A, 5.250%, 12/01/15 -
                 MBIA Insured

        2,000   Philadelphia Authority for Industrial Development, Pennsylvania,      10/11 at 101.00      AAA            2,112,480
                 Lease Revenue Bonds, Series 2001B, 5.125%, 10/01/26 -
                 FSA Insured

                Philadelphia Redevelopment Authority, Pennsylvania, Revenue
                Bonds, Philadelphia Neighborhood Transformation Initiative,
                Series 2002A:
        1,000    5.500%, 4/15/18 - FGIC Insured                                        4/12 at 100.00      AAA            1,085,830
        1,750    5.500%, 4/15/22 - FGIC Insured                                        4/12 at 100.00      AAA            1,894,620

          250   Southeastern Transportation Authority, Pennsylvania, Special           3/09 at 101.00      AAA              264,743
                 Revenue Bonds, Series 1999A, 5.250%, 3/01/16 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

       17,000   Total Tax Obligation/Limited                                                                             18,375,933
------------------------------------------------------------------------------------------------------------------------------------

                TRANSPORTATION - 6.2% (4.2% OF TOTAL INVESTMENTS)

          130   Delaware River Joint Toll Bridge Commission, Pennsylvania              7/13 at 100.00       A2              139,746
                 and New Jersey, Revenue Bonds, Series 2003, 5.250%, 7/01/17

        1,000   Pennsylvania Economic Development Financing Authority,                 6/12 at 102.00        A            1,071,900
                 Revenue Bonds, Amtrak 30th Street Station Parking Garage,
                 Series 2002, 5.875%, 6/01/33 - ACA Insured (Alternative
                 Minimum Tax)

        1,200   Pennsylvania Turnpike Commission, Registration Fee Revenue               No Opt. Call      AAA            1,347,408
                 Bonds, Series 2005A, 5.250%, 7/15/18 - FSA Insured

        1,000   Susquehanna Area Regional Airport Authority, Pennsylvania,             1/13 at 100.00      Aaa            1,021,010
                 Airport System Revenue Bonds, Series 2003A,
                 5.000%, 1/01/28 - AMBAC Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

        3,330   Total Transportation                                                                                      3,580,064
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED (4) - 20.5% (14.0% OF TOTAL INVESTMENTS)

        2,000   Adams County, Pennsylvania, General Obligation Bonds,                  5/11 at 100.00      AAA            2,192,300
                 Series 2001, 5.500%, 11/15/26 (Pre-refunded 5/15/11) -
                 FGIC Insured

          170   Delaware River Joint Toll Bridge Commission, Pennsylvania              7/13 at 100.00     A2 (4)            186,368
                 and New Jersey, Revenue Bonds, Series 2003,
                 5.250%, 7/01/17 (Pre-refunded 7/01/13)

          275   Moon Area School District, Allegheny County, Pennsylvania,               No Opt. Call      AAA              301,810
                 General Obligation Bonds, Series 2004, 5.250%, 11/15/13 -
                 FSA Insured

        2,945   Pennsylvania Turnpike Commission, Registration Fee Revenue             7/11 at 101.00      AAA            3,257,818
                 Bonds, Series 2001, 5.500%, 7/15/33 (Pre-refunded 7/15/11) -
                 AMBAC Insured

           60   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                     No Opt. Call      AAA               72,429
                 Twelfth Series 1990B, 7.000%, 5/15/20 - MBIA Insured

        2,000   Philadelphia School District, Pennsylvania, General Obligation         2/12 at 100.00      AAA            2,208,040
                 Bonds, Series 2002A, 5.500%, 2/01/31 (Pre-refunded 2/01/12) -
                 FSA Insured

        3,170   Philadelphia School District, Pennsylvania, General Obligation         8/12 at 100.00      AAA            3,540,351
                 Bonds, Series 2002B, 5.625%, 8/01/18 (Pre-refunded 8/01/12) -
                 FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------

       10,620   Total U.S. Guaranteed                                                                                    11,759,116
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 9.6% (6.6% OF TOTAL INVESTMENTS)

        2,135   Montgomery County Industrial Development Authority,                      No Opt. Call      AAA            2,273,796
                 Pennsylvania, Resource Recovery Revenue Refunding Bonds,
                 Montgomery County Montenay Project, Series 2002A,
                 5.000%, 11/01/10 - MBIA Insured


                                       66

    PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                         PROVISIONS (2)  RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$         315   Pennsylvania Economic Development Financing Authority,                12/09 at 103.00       B1       $      336,474
                 Exempt Facilities Revenue Bonds, Reliant Energy Inc.,
                 Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)

          160   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                     No Opt. Call      AAA              171,914
                 Eighteenth Series 2004, 5.000%, 8/01/13 - AGC Insured

          145   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                   9/14 at 100.00      AAA              150,941
                 General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 -
                 FSA Insured

        2,420   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                   8/13 at 100.00      AAA            2,590,828
                 General Ordinance, Fourth Series 1998, 5.250%, 8/01/20 -
                 FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

        5,175   Total Utilities                                                                                           5,523,953
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 9.4% (6.4% OF TOTAL INVESTMENTS)

        4,500   Bucks County Industrial Development Authority, Pennsylvania,           3/12 at 100.00      AAA            4,751,548
                 Water Facility Revenue Bonds, Pennsylvania Suburban Water
                 Company, Series 2002, 5.550%, 9/01/32 - FGIC Insured
                 (Alternative Minimum Tax)

          600   Harrisburg Authority, Dauphin County, Pennsylvania, Water              7/14 at 100.00      AAA              633,924
                 Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 -
                 FSA Insured
------------------------------------------------------------------------------------------------------------------------------------

        5,100   Total Water and Sewer                                                                                     5,385,472
------------------------------------------------------------------------------------------------------------------------------------

$      78,820   Total Long-Term Investments (cost $79,484,517) - 146.7%                                                  84,054,994
=============-----------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 0.3% (0.2% OF TOTAL INVESTMENTS)

          200   Puerto Rico Government Development Bank, Adjustable                      No Opt. Call   VMIG-1              200,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 3.400%, 12/01/15 - MBIA Insured (5)
------------------------------------------------------------------------------------------------------------------------------------

$         200   Total Short-Term Investments (cost $200,000)                                                                200,000
=============-----------------------------------------------------------------------------------------------------------------------

                Total Investments (cost $79,684,517) - 147.0%                                                            84,254,994
                --------------------------------------------------------------------------------------------------------------------

                Other Assets Less Liabilities - 2.7%                                                                      1,567,808
                --------------------------------------------------------------------------------------------------------------------

                Preferred Shares, at Liquidation Value - (49.7)%                                                        (28,500,000)
                --------------------------------------------------------------------------------------------------------------------

                Net Assets Applicable to Common Shares - 100%                                                        $   57,322,802
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

                    (4) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    (5) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                  WI/DD Security purchased on a when-issued or delayed delivery basis.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES December 31, 2005 (Unaudited)
                                                            NEW JERSEY           NEW JERSEY          NEW JERSEY          NEW JERSEY
                                                            INVESTMENT              PREMIUM            DIVIDEND            DIVIDEND
                                                               QUALITY               INCOME           ADVANTAGE         ADVANTAGE 2
                                                                 (NQJ)                (NNJ)               (NXJ)               (NUJ)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $444,828,443, $262,030,984,
   $139,614,300, $97,571,188, respectively)               $461,459,881         $273,105,259        $145,625,881        $102,534,053
Cash                                                         1,339,880                   --                  --                  --
Receivables:
   Interest                                                  6,439,918            4,050,405           2,215,483           1,539,717
   Investments sold                                                 --                   --                  --                  --
Other assets                                                    40,050               31,139               4,037               3,944
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                         469,279,729          277,186,803         147,845,401         104,077,714
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Bank borrowings                                                     --              580,585             156,503             319,163
Payable for investments purchased                              624,065              380,527             182,653             121,769
Accrued expenses:
   Management fees                                             248,394              148,110              42,174              29,791
   Other                                                       121,266               92,444              27,872              20,884
Preferred share dividends payable                               32,708                   --              17,620               7,091
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                      1,026,433            1,201,666             426,822             498,698
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                     162,000,000           91,600,000          48,000,000          34,500,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                    $306,253,296         $184,385,137        $ 99,418,579        $ 69,079,016
====================================================================================================================================
Common shares outstanding                                   20,465,539           12,044,633           6,557,606           4,512,557
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                  $      14.96         $      15.31        $      15.16        $      15.31
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                   $    204,655         $    120,446        $     65,576        $     45,126
Paid-in surplus                                            288,745,879          171,950,777          93,090,021          63,988,472
Undistributed (Over-distribution of) net investment income     281,731              913,610             415,103             188,960
Accumulated net realized gain (loss) from investments and
   derivative transactions                                     389,593              326,029            (163,702)           (106,407)
Net unrealized appreciation (depreciation) of
   investments                                              16,631,438           11,074,275           6,011,581           4,962,865
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                    $306,253,296         $184,385,137        $ 99,418,579        $ 69,079,016
====================================================================================================================================
Authorized shares:
   Common                                                  200,000,000          200,000,000           Unlimited           Unlimited
   Preferred                                                 1,000,000            1,000,000           Unlimited           Unlimited
====================================================================================================================================

See accompanying notes to financial statements.

                                                          PENNSYLVANIA         PENNSYLVANIA        PENNSYLVANIA        PENNSYLVANIA
                                                            INVESTMENT              PREMIUM            DIVIDEND            DIVIDEND
                                                               QUALITY             INCOME 2           ADVANTAGE         ADVANTAGE 2
                                                                 (NQP)                (NPY)               (NXM)               (NVY)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $356,724,563, $330,776,649,
   $71,116,650, $79,684,517, respectively)                $374,405,254         $346,176,188         $74,985,373         $84,254,994
Cash                                                         2,037,219            1,347,696              26,219             595,274
Receivables:
   Interest                                                  4,975,105            4,574,983           1,077,106           1,301,128
   Investments sold                                                 --                   --             253,750                  --
Other assets                                                    31,295               34,976               3,849               3,851
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                         381,448,873          352,133,843          76,346,297          86,155,247
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Bank borrowings                                                     --                   --                  --                  --
Payable for investments purchased                            1,265,824            1,195,500             210,971             281,294
Accrued expenses:
   Management fees                                             201,723              186,890              21,888              24,688
   Other                                                       106,244              122,861              16,951              17,676
Preferred share dividends payable                               31,370                  451               6,166               8,787
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                      1,605,161            1,505,702             255,976             332,445
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                     132,000,000          118,100,000          25,000,000          28,500,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                    $247,843,712         $232,528,141         $51,090,321         $57,322,802
====================================================================================================================================
Common shares outstanding                                   16,301,498           15,826,751           3,313,915           3,724,790
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                  $      15.20         $      14.69         $     15.42         $     15.39
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                   $    163,015         $    158,268         $    33,139         $    37,248
Paid-in surplus                                            230,742,390          216,528,206          47,033,135          52,797,234
Undistributed (Over-distribution of) net investment income    (520,646)             314,508             229,408             (51,948)
Accumulated net realized gain (loss) from investments and
   derivative transactions                                    (221,738)             127,620             (74,084)            (30,209)
Net unrealized appreciation (depreciation) of
   investments                                              17,680,691           15,399,539           3,868,723           4,570,477
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                    $247,843,712         $232,528,141         $51,090,321         $57,322,802
====================================================================================================================================
Authorized shares:
   Common                                                    Unlimited            Unlimited           Unlimited           Unlimited
   Preferred                                                 Unlimited            Unlimited           Unlimited           Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                             OPERATIONS Six Months Ended December 31, 2005 (Unaudited)
                                                            NEW JERSEY           NEW JERSEY          NEW JERSEY          NEW JERSEY
                                                            INVESTMENT              PREMIUM            DIVIDEND            DIVIDEND
                                                               QUALITY               INCOME           ADVANTAGE         ADVANTAGE 2
                                                                 (NQJ)                (NNJ)               (NXJ)               (NUJ)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                           $11,244,759         $ 6,525,386         $ 3,497,064         $ 2,494,163
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                              1,493,283              892,185             477,386             336,407
Preferred shares - auction fees                                204,391              115,569              60,560              43,528
Preferred shares - dividend disbursing agent fees               15,123               11,726               5,042               5,042
Shareholders' servicing agent fees and expenses                 24,602               14,464                 913                 875
Custodian's fees and expenses                                   66,782               38,276              23,686              16,641
Directors'/Trustees' fees and expenses                           4,719                2,930               1,614               1,194
Professional fees                                               13,399                9,851               7,343               6,496
Shareholders' reports - printing and mailing expenses           25,120               12,778               8,908               7,342
Stock exchange listing fees                                      5,360                5,268                 281                 194
Investor relations expense                                      29,878               18,332               9,257               6,313
Other expenses                                                  14,429               11,142               7,813               6,243
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
   and expense reimbursement                                 1,897,086            1,132,521             602,803             430,275
   Custodian fee credit                                        (44,840)             (17,326)             (9,670)             (9,087)
   Expense reimbursement                                            --                   --            (224,465)           (157,690)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                 1,852,246            1,115,195             368,668             263,498
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                        9,392,513            5,410,191           3,128,396           2,230,665
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                    2,614,889            1,020,898             469,168             110,964
Change in net unrealized appreciation
   (depreciation) of investments                            (9,699,753)          (5,589,428)         (2,659,257)         (1,676,247)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                     (7,084,864)          (4,568,530)         (2,190,089)         (1,565,283)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                  (1,482,958)            (794,628)           (468,905)           (370,956)
From accumulated net realized gains                           (500,238)            (279,977)            (82,059)            (57,710)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders             (1,983,196)          (1,074,605)           (550,964)           (428,666)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares from operations                         $  324,453          $  (232,944)        $   387,343         $   236,716
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                           PENNSYLVANIA         PENNSYLVANIA        PENNSYLVANIA        PENNSYLVANIA
                                                             INVESTMENT              PREMIUM            DIVIDEND            DIVIDEND
                                                                QUALITY             INCOME 2           ADVANTAGE         ADVANTAGE 2
                                                                 (NQP)                 (NPY)               (NXM)               (NVY)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                          $ 8,767,859          $ 8,423,592         $ 1,815,736         $ 2,044,632
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                              1,208,914            1,122,914             246,945             278,572
Preferred shares - auction fees                                166,541              149,004              31,542              35,958
Preferred shares - dividend disbursing agent fees               15,123               16,740               5,042               5,041
Shareholders' servicing agent fees and expenses                 27,224               22,580               1,240               1,110
Custodian's fees and expenses                                   49,761               47,268              13,782              12,947
Directors'/Trustees' fees and expenses                           3,866                3,711                 841                 819
Professional fees                                               11,094               11,161               5,765               6,110
Shareholders' reports - printing and mailing expenses           24,318               16,358               6,346               6,037
Stock exchange listing fees                                      5,265                5,272                 142                 160
Investor relations expense                                      25,308               23,499               5,063               5,953
Other expenses                                                  13,686               10,983               6,503               6,165
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
   and expense reimbursement                                 1,551,100            1,429,490             323,211             358,872
   Custodian fee credit                                        (27,986)             (22,927)             (3,382)             (6,854)
   Expense reimbursement                                            --                   --            (115,755)           (130,580)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                 1,523,114            1,406,563             204,074             221,438
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                        7,244,745            7,017,029           1,611,662           1,823,194
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                     (220,716)             135,480              21,890             242,815
Change in net unrealized appreciation
   (depreciation) of investments                            (6,032,146)          (5,971,496)         (1,211,638)         (1,724,016)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                     (6,252,862)          (5,836,016)         (1,189,748)         (1,481,201)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                  (1,365,279)          (1,031,975)           (256,533)           (285,031)
From accumulated net realized gains                           (261,069)            (316,979)            (40,350)            (47,058)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders             (1,626,348)          (1,348,954)           (296,883)           (332,089)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares from operations                        $  (634,465)         $  (167,941)        $   125,031         $     9,904
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                             CHANGES IN NET ASSETS (Unaudited)
                                         NEW JERSEY                         NEW JERSEY                         NEW JERSEY
                                 INVESTMENT QUALITY (NQJ)              PREMIUM INCOME (NNJ)              DIVIDEND ADVANTAGE (NXJ)
                              -------------------------------  ----------------------------------  ---------------------------------
                              SIX MONTHS ENDED     YEAR ENDED  SIX MONTHS ENDED        YEAR ENDED  SIX MONTHS ENDED      YEAR ENDED
                                      12/31/05        6/30/05          12/31/05           6/30/05          12/31/05         6/30/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income              $ 9,392,513   $ 19,481,237       $ 5,410,191      $ 11,306,412       $ 3,128,396    $  6,400,915
Net realized gain (loss)
   from investments                  2,614,889      3,339,508         1,020,898         4,268,639           469,168       1,221,262
Net realized gain (loss) from
   forward swaps                            --             --                --                --                --        (201,571)
Change in net unrealized
   appreciation (depreciation)
   of investments                   (9,699,753)    19,532,836        (5,589,428)        7,825,789        (2,659,257)      6,136,129
Distributions to Preferred Shareholders:
   From net investment income       (1,482,958)    (2,081,219)         (794,628)       (1,150,783)         (468,905)       (658,577)
   From accumulated net
      realized gains                  (500,238)      (107,515)         (279,977)         (121,121)          (82,059)             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                     324,453     40,164,847          (232,944)       22,128,936           387,343      12,898,158
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income          (8,562,543)   (19,283,118)       (4,926,724)      (11,079,485)       (2,813,118)     (6,070,304)
From accumulated net
   realized gains                   (4,917,869)    (2,241,452)       (3,721,776)       (2,620,075)         (678,058)             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (13,480,412)   (21,524,570)       (8,648,500)      (13,699,560)       (3,491,176)     (6,070,304)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions       326,627        770,952            84,271                 --           20,735          22,984
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from
   capital share transactions          326,627        770,952            84,271                 --           20,735          22,984
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares     (12,829,332)    19,411,229        (8,797,173)        8,429,376        (3,083,098)      6,850,838
Net assets applicable to Common
   shares at the beginning
   of period                       319,082,628    299,671,399       193,182,310       184,752,934       102,501,677      95,650,839
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $306,253,296   $319,082,628      $184,385,137      $193,182,310      $ 99,418,579    $102,501,677
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                  $    281,731   $    934,719        $  913,610       $ 1,224,771      $    415,103    $    568,730
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                           NEW JERSEY                     PENNSYLVANIA                       PENNSYLVANIA
                                  DIVIDEND ADVANTAGE 2 (NUJ)        INVESTMENT QUALITY (NQP)             PREMIUM INCOME 2 (NPY)
                              -------------------------------  ----------------------------------  ---------------------------------
                              SIX MONTHS ENDED     YEAR ENDED  SIX MONTHS ENDED        YEAR ENDED  SIX MONTHS ENDED      YEAR ENDED
                                      12/31/05        6/30/05          12/31/05           6/30/05          12/31/05         6/30/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income              $ 2,230,665    $ 4,539,226       $ 7,244,745      $ 15,081,033      $ 7,017,029     $ 14,629,139
Net realized gain (loss)
   from investments                    110,964        545,334          (220,716)        3,033,351          135,480        5,554,834
Net realized gain (loss) from
   forward swaps                            --       (143,801)               --                --               --               --
Change in net unrealized
   appreciation (depreciation)
   of investments                   (1,676,247)     5,262,530        (6,032,146)       13,962,464       (5,971,496)       8,419,347
Distributions to
   Preferred Shareholders:
   From net investment income         (370,956)      (500,033)       (1,365,279)       (2,017,435)      (1,031,975)      (1,647,195)
   From accumulated net
      realized gains                   (57,710)       (13,577)         (261,069)         (138,958)        (316,979)        (131,391)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                     236,716      9,689,679          (634,465)       29,920,455         (167,941)      26,824,734
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
 From net investment income         (2,007,983)    (4,140,074)       (6,153,819)      (14,534,163)      (6,430,090)     (14,724,745)
 From accumulated net realized gains  (424,180)      (237,176)       (1,732,849)       (2,308,550)      (3,389,441)      (2,842,911)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders           (2,432,163)    (4,377,250)       (7,886,668)      (16,842,713)      (9,819,531)     (17,567,656)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions        43,339             --                --                --          142,460          661,012
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from
   capital share transactions           43,339             --                --                --          142,460          661,012
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares      (2,152,108)     5,312,429        (8,521,133)       13,077,742       (9,845,012)       9,918,090
Net assets applicable to Common
   shares at the beginning
   of period                        71,231,124     65,918,695       256,364,845       243,287,103      242,373,153      232,455,063
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period     $69,079,016    $71,231,124      $247,843,712      $256,364,845     $232,528,141     $242,373,153
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                   $   188,960    $   337,234      $   (520,646)     $   (246,293)    $    314,508     $    759,544
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)
                                                                           PENNSYLVANIA                      PENNSYLVANIA
                                                                     DIVIDEND ADVANTAGE (NXM)         DIVIDEND ADVANTAGE 2 (NVY)
                                                              -----------------------------------  ---------------------------------
                                                              SIX MONTHS ENDED         YEAR ENDED  SIX MONTHS ENDED     YEAR ENDED
                                                                      12/31/05            6/30/05          12/31/05         6/30/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                              $ 1,611,662        $ 3,275,260      $ 1,823,194      $ 3,626,330
Net realized gain (loss) from investments                               21,890          1,620,266          242,815          320,219
Net realized gain (loss) from forward swaps                                 --           (232,654)              --         (164,341)
Change in net unrealized appreciation
   (depreciation) of investments                                    (1,211,638)         2,111,728       (1,724,016)       3,889,901
Distributions to Preferred Shareholders:
   From net investment income                                         (256,533)          (327,355)        (285,031)        (416,243)
   From accumulated net realized gains                                 (40,350)           (58,447)         (47,058)          (9,192)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                     125,031          6,388,798            9,904        7,246,674
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                         (1,493,711)         (3,171,680)      (1,497,367)      (3,283,404)
From accumulated net realized gains                                  (336,362)         (1,198,780)        (363,540)        (159,790)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                           (1,830,073)        (4,370,460)      (1,860,907)      (3,443,194)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions                                        83,646            144,217               --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from
   capital share transactions                                           83,646            144,217               --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                      (1,621,396)         2,162,555       (1,851,003)       3,803,480
Net assets applicable to Common
   shares at the beginning of period                                52,711,717         50,549,162       59,173,805       55,370,325
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                     $51,090,321        $52,711,717      $57,322,802      $59,173,805
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                                    $  229,408        $   367,990      $   (51,948)     $   (92,744)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The state funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ), Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ), Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ), Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ), Nuveen Pennsylvania Investment Quality Municipal Fund (NQP), Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY), Nuveen Pennsylvania Dividend Advantage Municipal Fund
(NXM) and Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY). Common shares of New Jersey Investment Quality (NQJ), New Jersey Premium Income (NNJ), Pennsylvania Investment Quality (NQP) and Pennsylvania Premium Income 2 (NPY) are traded on the New York Stock Exchange while Common shares of New Jersey Dividend Advantage (NXJ), New Jersey Dividend Advantage 2 (NUJ), Pennsylvania Dividend Advantage (NXM) and Pennsylvania Dividend Advantage 2 (NVY) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and applicable state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of derivative investments are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. If the pricing service is unable to supply a price for a municipal bond or derivative investment, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At December 31, 2005, New Jersey Investment Quality (NQJ), New Jersey Premium Income (NNJ), New Jersey Dividend Advantage (NXJ), New Jersey Dividend Advantage 2 (NUJ), Pennsylvania Investment Quality (NQP), Pennsylvania Premium Income 2 (NPY), Pennsylvania Dividend Advantage (NXM) and Pennsylvania Dividend Advantage 2 (NVY) had outstanding when-issued and/or delayed delivery purchase commitments of $624,065, $380,527, $182,653, $121,769, $1,265,824, $1,195,500, $210,971 and
$281,294, respectively.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and applicable state taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders
Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares
The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                            NEW JERSEY    NEW JERSEY    NEW JERSEY    NEW JERSEY
                            INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                               QUALITY        INCOME     ADVANTAGE   ADVANTAGE 2
                                 (NQJ)         (NNJ)         (NXJ)         (NUJ)
--------------------------------------------------------------------------------
Number of shares:
   Series M                      3,200            --            --            --
   Series T                         --           624         1,920            --
   Series W                         --         1,440            --         1,380
   Series TH                     2,000         1,600            --            --
   Series F                      1,280            --            --            --
--------------------------------------------------------------------------------
Total                            6,480         3,664         1,920         1,380
================================================================================

                          PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA
                            INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                               QUALITY      INCOME 2     ADVANTAGE   ADVANTAGE 2
                                 (NQP)         (NPY)         (NXM)         (NVY)
--------------------------------------------------------------------------------
Number of shares:
   Series M                         --           844            --         1,140
   Series T                        880            --         1,000            --
   Series W                      2,400            --            --            --
   Series TH                     2,000         2,080            --            --
   Series F                         --         1,800            --            --
--------------------------------------------------------------------------------
Total                            5,280         4,724         1,000         1,140
================================================================================

Forward Swap Transactions
The Funds are authorized to invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to mitigate the negative impact that an increase in long-term interest rates could have on Common share net asset value. Forward interest rate swap transactions involve each Fund's agreement with the counterparty to pay, in the future, a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract, and would increase or decrease in value based primarily on the extent to which long-term interest rates for bonds having a maturity of the swaps' termination date were to increase or decrease. The Funds may close out a contract prior to the effective date, at which point a realized gain or loss would be recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated to, terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To minimize such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount. At December 31, 2005, the Funds did not have any forward swap contracts outstanding.

Bank Borrowings
The Funds' have an unsecured bank line of credit under which outstanding balances bear interest at a variable rate. As of December 31, 2005, the Funds were paying interest at 4.45% per year on their respective outstanding borrowings. No compensating balances are required.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Funds' organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES
Transactions in Common shares were as follows:

                                  NEW JERSEY              NEW JERSEY                  NEW JERSEY
                          INVESTMENT QUALITY (NQJ)    PREMIUM INCOME (NNJ)     DIVIDEND ADVANTAGE (NXJ)
                          ------------------------  ------------------------   ------------------------
                          SIX MONTHS                SIX MONTHS                 SIX MONTHS
                               ENDED    YEAR ENDED       ENDED    YEAR ENDED        ENDED     YEAR ENDED
                            12/31/05       6/30/05    12/31/05       6/30/05     12/31/05        6/30/05
--------------------------------------------------------------------------------------------------------
Common shares issued to
     shareholders due to
     reinvestment
     of distributions         20,959        49,812       5,304            --        1,345          1,445
========================================================================================================
                                 NEW JERSEY                PENNSYLVANIA              PENNSYLVANIA
                         DIVIDEND ADVANTAGE 2 (NUJ)  INVESTMENT QUALITY (NQP)    PREMIUM INCOME 2 (NPY)
                         --------------------------  ------------------------  -------------------------
                          SIX MONTHS                 SIX MONTHS                SIX MONTHS
                               ENDED    YEAR ENDED        ENDED   YEAR ENDED        ENDED     YEAR ENDED
                            12/31/05       6/30/05     12/31/05      6/30/05     12/31/05        6/30/05
--------------------------------------------------------------------------------------------------------
Common shares issued to
     shareholders due to
     reinvestment
     of distributions          2,718           --            --           --        9,155         42,619
========================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)


                                                           PENNSYLVANIA               PENNSYLVANIA
                                                     DIVIDEND ADVANTAGE (NXM)  DIVIDEND ADVANTAGE 2 (NVY)
                                                     ------------------------  --------------------------
                                                     SIX MONTHS                SIX MONTHS
                                                          ENDED   YEAR ENDED        ENDED     YEAR ENDED
                                                       12/31/05      6/30/05     12/31/05        6/30/05
--------------------------------------------------------------------------------------------------------
Common shares issued to
     shareholders due to
     reinvestment of distributions                        5,177        8,948            --            --
========================================================================================================


3. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended December 31, 2005, were as follows:

                            NEW JERSEY    NEW JERSEY    NEW JERSEY    NEW JERSEY
                            INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                               QUALITY        INCOME     ADVANTAGE   ADVANTAGE 2
                                 (NQJ)         (NNJ)         (NXJ)         (NUJ)
--------------------------------------------------------------------------------

Purchases                  $45,710,983  $ 21,564,275   $14,787,089    $7,829,221
Sales and maturities        56,284,511    25,893,961    16,147,799     7,807,642
================================================================================

                          PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA
                            INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                               QUALITY      INCOME 2     ADVANTAGE   ADVANTAGE 2
                                 (NQP)         (NPY)         (NXM)         (NVY)
--------------------------------------------------------------------------------

Purchases                  $30,201,048   $23,592,090    $3,017,473    $5,404,683
Sales and maturities        33,384,502    33,745,000     3,215,268     5,967,685
================================================================================

4. INCOME TAX INFORMATION
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At December 31, 2005, the cost of investments was as follows:

                            NEW JERSEY    NEW JERSEY    NEW JERSEY    NEW JERSEY
                            INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                               QUALITY        INCOME     ADVANTAGE   ADVANTAGE 2
                                 (NQJ)         (NNJ)         (NXJ)         (NUJ)
--------------------------------------------------------------------------------
Cost of investments       $444,815,493  $261,891,869  $139,728,835   $97,634,836
================================================================================

                          PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA
                            INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                               QUALITY      INCOME 2     ADVANTAGE   ADVANTAGE 2
                                 (NQP)         (NPY)         (NXM)         (NVY)
--------------------------------------------------------------------------------
Cost of investments       $356,714,481  $330,628,904   $71,190,157   $79,815,699
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2005, were as follows:

                                                        NEW JERSEY    NEW JERSEY    NEW JERSEY    NEW JERSEY
                                                        INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                                                           QUALITY        INCOME     ADVANTAGE   ADVANTAGE 2
                                                             (NQJ)         (NNJ)         (NXJ)         (NUJ)
------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                        $17,914,236   $11,697,521    $6,230,369    $5,031,671
   Depreciation                                         (1,269,848)     (484,131)     (333,323)     (132,454)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of investments                       $16,644,388   $11,213,390    $5,897,046    $4,899,217
============================================================================================================

                                                      PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA
                                                        INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                                                           QUALITY      INCOME 2     ADVANTAGE   ADVANTAGE 2
                                                             (NQP)         (NPY)         (NXM)         (NVY)
------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                        $18,220,900   $16,110,935    $3,928,185    $4,608,018
   Depreciation                                           (530,127)     (563,651)     (132,969)     (168,723)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of investments                       $17,690,773   $15,547,284    $3,795,216    $4,439,295
============================================================================================================

The tax components of undistributed net investment income and net realized gains at June 30, 2005, the Funds' last fiscal year end, were as follows:

                                                        NEW JERSEY    NEW JERSEY    NEW JERSEY    NEW JERSEY
                                                        INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                                                           QUALITY        INCOME     ADVANTAGE   ADVANTAGE 2
                                                             (NQJ)         (NNJ)         (NXJ)         (NUJ)
------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                  $ 2,455,252   $ 1,957,962    $1,005,406    $  666,880
Undistributed net ordinary income **                            --         8,126            --           124
Undistributed net long-term capital gains                3,192,811     3,306,884       283,535       348,418
============================================================================================================
                                                      PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA
                                                        INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                                                           QUALITY      INCOME 2     ADVANTAGE   ADVANTAGE 2
                                                             (NQP)         (NPY)         (NXM)         (NVY)
------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                   $  868,902   $ 1,756,762    $  608,163    $  146,085
Undistributed net ordinary income **                         8,580        41,520            --            --
Undistributed net long-term capital gains                1,984,315     3,689,922       376,400       288,023
============================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on June 1, 2005, paid on July 1, 2005.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended June 30, 2005, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                        NEW JERSEY    NEW JERSEY    NEW JERSEY    NEW JERSEY
                                                        INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                                                           QUALITY        INCOME     ADVANTAGE   ADVANTAGE 2
2005                                                         (NQJ)         (NNJ)         (NXJ)         (NUJ)
------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income               $21,476,819   $12,307,476    $6,771,438    $4,644,877
Distributions from net ordinary income **                       --         3,453            --            44
Distributions from net long-term capital gains           2,348,967     2,741,196            --       250,753
============================================================================================================
                                                      PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA
                                                        INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                                                           QUALITY      INCOME 2     ADVANTAGE   ADVANTAGE 2
2005                                                         (NQP)         (NPY)         (NXM)         (NVY)
------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income               $16,672,670   $16,397,456    $3,485,060    $3,731,320
Distributions from net ordinary income **                   17,181        90,448        20,509            --
Distributions from net long-term capital gains           2,440,428     2,957,194     1,257,227       168,982
============================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)


The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                             NEW JERSEY INVESTMENT QUALITY (NQJ)
                                                 NEW JERSEY PREMIUM INCOME (NNJ)
AVERAGE DAILY NET ASSETS                   PENNSYLVANIA INVESTMENT QUALITY (NQP)
(INCLUDING NET ASSETS                        PENNSYLVANIA PREMIUM INCOME 2 (NPY)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

                                             NEW JERSEY DIVIDEND ADVANTAGE (NXJ)
                                           NEW JERSEY DIVIDEND ADVANTAGE 2 (NUJ)
AVERAGE DAILY NET ASSETS                   PENNSYLVANIA DIVIDEND ADVANTAGE (NXM)
(INCLUDING NET ASSETS                    PENNSYLVANIA DIVIDEND ADVANTAGE 2 (NVY)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of December 31, 2005, the complex-level fee rate was .1895%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of New Jersey Dividend Advantage's (NXJ) and Pennsylvania Dividend Advantage's (NXM) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
MARCH 31,                                        MARCH 31,
--------------------------------------------------------------------------------
2001*                      .30%                  2007                       .25%
2002                       .30                   2008                       .20
2003                       .30                   2009                       .15
2004                       .30                   2010                       .10
2005                       .30                   2011                       .05
2006                       .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse New Jersey Dividend Advantage (NXJ) and Pennsylvania Dividend Advantage (NXM) for any portion of their fees and expenses beyond March 31, 2011.

For the first ten years of New Jersey Dividend Advantage 2's (NUJ) and Pennsylvania Dividend Advantage 2's (NVY) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
MARCH 31,                                        MARCH 31,
--------------------------------------------------------------------------------
2002*                      .30%                  2008                       .25%
2003                       .30                   2009                       .20
2004                       .30                   2010                       .15
2005                       .30                   2011                       .10
2006                       .30                   2012                       .05
2007                       .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse New Jersey Dividend Advantage 2 (NUJ) and Pennsylvania Dividend Advantage 2 (NVY) for any portion of their fees and expenses beyond March 31, 2012.

6. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on February 1, 2006, to shareholders of record on January 15, 2006, as follows:

                            NEW JERSEY    NEW JERSEY    NEW JERSEY    NEW JERSEY
                            INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                               QUALITY        INCOME     ADVANTAGE   ADVANTAGE 2
                                 (NQJ)         (NNJ)         (NXJ)         (NUJ)
--------------------------------------------------------------------------------
Dividend per share              $.0655        $.0640        $.0715        $.0730
================================================================================

                          PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA  PENNSYLVANIA
                            INVESTMENT       PREMIUM      DIVIDEND      DIVIDEND
                               QUALITY      INCOME 2     ADVANTAGE   ADVANTAGE 2
                                 (NQP)         (NPY)         (NXM)         (NVY)
--------------------------------------------------------------------------------
Dividend per share              $.0575        $.0630        $.0740        $.0670
================================================================================

                        Financial
                               HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                  Investment Operations                                Less Distributions
                              ----------------------------------------------------------------  ------------------------------
                                                        Distributions  Distributions
                                                             from Net           from                   Net
                   Beginning                               Investment        Capital            Investment    Capital
                      Common                      Net       Income to       Gains to             Income to   Gains to
                       Share         Net    Realized/       Preferred      Preferred                Common     Common
                   Net Asset  Investment   Unrealized          Share-         Share-                Share-     Share-
                       Value      Income   Gain (Loss)        holders+       holders+    Total     holders    holders    Total
===============================================================================================================================
NEW JERSEY INVESTMENT
QUALITY (NQJ)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2006(c)               $15.61       $ .46       $ (.36)          $(.07)         $(.02)     $.01       $(.42)   $  (.24)  $ (.66)
2005                   14.69         .95         1.13            (.10)          (.01)     1.97        (.94)      (.11)   (1.05)
2004                   15.65        1.01         (.75)           (.05)          (.01)      .20        (.96)      (.20)   (1.16)
2003                   15.07        1.05          .61            (.07)          (.01)     1.58        (.93)      (.07)   (1.00)
2002                   15.03        1.10         (.01)           (.13)            --       .96        (.92)        --     (.92)
2001                   14.45        1.19          .58            (.27)            --      1.50        (.92)        --     (.92)

NEW JERSEY PREMIUM
INCOME (NNJ)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2006(c)                16.05         .45         (.38)           (.07)          (.02)     (.02)       (.41)      (.31)    (.72)
2005                   15.35         .94         1.01            (.10)          (.01)     1.84        (.92)      (.22)   (1.14)
2004                   16.28         .99         (.79)           (.05)          (.01)      .14        (.94)      (.13)   (1.07)
2003                   15.60        1.04          .63            (.07)            --      1.60        (.92)        --     (.92)
2002                   15.27        1.06          .24            (.12)            --      1.18        (.85)        --     (.85)
2001                   14.28        1.07          .99            (.25)            --      1.81        (.82)        --     (.82)

NEW JERSEY DIVIDEND
ADVANTAGE (NXJ)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2006(c)                15.63         .48         (.34)           (.07)          (.01)      .06        (.43)      (.10)    (.53)
2005                   14.59         .98         1.09            (.10)            --      1.97        (.93)        --     (.93)
2004                   15.35        1.00         (.77)           (.05)            --       .18        (.94)        --     (.94)
2003                   14.38        1.04          .86            (.07)            --      1.83        (.87)        --     (.87)
2002                   14.39        1.04         (.07)           (.13)            --       .84        (.85)        --     (.85)
2001(a)                14.33         .14          .22            (.03)            --       .33        (.14)        --     (.14)

NEW JERSEY DIVIDEND
ADVANTAGE 2 (NUJ)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2006(c)                15.79         .49         (.34)           (.08)          (.01)      .06        (.45)      (.09)    (.54)
2005                   14.62        1.00         1.25            (.11)            --      2.14        (.92)      (.05)    (.97)
2004                   15.44        1.03         (.82)           (.06)            --       .15        (.92)      (.05)    (.97)
2003                   14.46        1.05          .96            (.08)            --      1.93        (.92)      (.03)    (.95)
2002(b)                14.33         .16          .27            (.01)            --       .42        (.15)        --     (.15)
===============================================================================================================================
                                                                        Total Returns
                                                                    --------------------
                                                                                 Based
                           Offering                                                 on
                          Costs and        Ending                               Common
                          Preferred        Common                    Based       Share
                              Share         Share      Ending           on         Net
                       Underwriting     Net Asset      Market       Market       Asset
                          Discounts         Value       Value        Value**     Value**
========================================================================================
NEW JERSEY INVESTMENT
QUALITY (NQJ)
----------------------------------------------------------------------------------------
Year Ended 6/30:
2006(c)                        $ --        $14.96      $14.11        (3.24)%       .08%
2005                             --         15.61       15.25        15.13       13.81
2004                             --         14.69       14.19        (4.09)       1.26
2003                             --         15.65       15.94        11.68       10.72
2002                             --         15.07       15.22         4.19        6.56
2001                             --         15.03       15.50        17.13       10.62

NEW JERSEY PREMIUM
INCOME (NNJ)
----------------------------------------------------------------------------------------
Year Ended 6/30:
2006(c)                          --         15.31       14.46        (3.74)       (.12)
2005                             --         16.05       15.76        19.43       12.31
2004                             --         15.35       14.19        (5.65)        .85
2003                             --         16.28       16.10        10.18       10.48
2002                             --         15.60       15.50         7.88        7.91
2001                             --         15.27       15.19        20.13       12.90

NEW JERSEY DIVIDEND
ADVANTAGE (NXJ)
----------------------------------------------------------------------------------------
Year Ended 6/30:
2006(c)                          --         15.16       15.25         2.66         .42
2005                             --         15.63       15.38        19.97       13.80
2004                             --         14.59       13.63        (5.13)       1.20
2003                            .01         15.35       15.30        15.09       13.18
2002                             --         14.38       14.12         (.17)       6.05
2001(a)                        (.13)        14.39       14.99          .87        1.42

NEW JERSEY DIVIDEND
ADVANTAGE 2 (NUJ)
----------------------------------------------------------------------------------------
Year Ended 6/30:
2006(c)                          --         15.31       16.50         7.32         .40
2005                             --         15.79       15.90        23.39       15.00
2004                             --         14.62       13.74        (4.81)       1.02
2003                             --         15.44       15.40         9.14       13.74
2002(b)                        (.14)        14.46       15.04         1.29        1.98
========================================================================================
                                                         Ratios/Supplemental Data
                         -----------------------------------------------------------------------------------------------
                                        Before Credit/Reimbursement       After Credit/Reimbursement***
                                        ----------------------------     -------------------------------
                                                      Ratio of Net                        Ratio of Net
                                          Ratio of      Investment         Ratio of         Investment
                              Ending      Expenses       Income to         Expenses          Income to
                                 Net    to Average         Average       to Average            Average
                              Assets    Net Assets      Net Assets       Net Assets         Net Assets
                          Applicable    Applicable      Applicable       Applicable         Applicable        Portfolio
                           to Common     to Common       to Common        to Common          to Common         Turnover
                         Shares (000)       Shares++        Shares++         Shares++           Shares++           Rate
========================================================================================================================
NEW JERSEY INVESTMENT
QUALITY (NQJ)
------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2006(c)                     $306,253          1.21%*          5.95%*           1.18%*             5.97%*             10%
2005                         319,083          1.21            6.22             1.20               6.23               15
2004                         299,671          1.21            6.64             1.21               6.64               19
2003                         316,970          1.22            6.80             1.22               6.81               12
2002                         304,808          1.25            7.35             1.23               7.36               22
2001                         301,785          1.24            7.97             1.23               7.99               16

NEW JERSEY PREMIUM
INCOME (NNJ)
------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2006(c)                      184,385          1.19*           5.68*            1.17*              5.70*               8
2005                         193,182          1.18            5.91             1.17               5.92               21
2004                         184,753          1.18            6.23             1.18               6.23               23
2003                         195,568          1.20            6.48             1.20               6.48               13
2002                         187,393          1.22            6.85             1.22               6.86               14
2001                         183,451          1.25            7.14             1.24               7.15                6

NEW JERSEY DIVIDEND
ADVANTAGE (NXJ)
------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2006(c)                       99,419          1.19*           5.72*             .73*              6.18*              10
2005                         102,502          1.19            5.94              .74               6.39               17
2004                          95,651          1.20            6.26              .74               6.71               11
2003                         100,502          1.19            6.56              .74               7.01                8
2002                          94,130          1.24            6.76              .75               7.25                7
2001(a)                       94,187          1.05*           3.65*             .66*              4.03*               1

NEW JERSEY DIVIDEND
ADVANTAGE 2 (NUJ)
------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2006(c)                       69,079          1.22*           5.87*             .75*              6.35*               8
2005                          71,231          1.23            6.09              .77               6.54               11
2004                          65,919          1.25            6.41              .79               6.87               11
2003                          69,616          1.23            6.53              .76               7.00               12
2002(b)                       65,153          1.07*           3.86*             .67*              4.25*              --
========================================================================================================================
                              Preferred Shares at End of Period
                            ---------------------------------------
                              Aggregate     Liquidation
                                 Amount      and Market       Asset
                            Outstanding           Value    Coverage
                                   (000)      Per Share   Per Share
===================================================================
NEW JERSEY INVESTMENT
QUALITY (NQJ)
-------------------------------------------------------------------
Year Ended 6/30:
2006(c)                        $162,000         $25,000     $72,261
2005                            162,000          25,000      74,241
2004                            162,000          25,000      71,246
2003                            162,000          25,000      73,915
2002                            162,000          25,000      72,038
2001                            162,000          25,000      71,572

NEW JERSEY PREMIUM
INCOME (NNJ)
-------------------------------------------------------------------
Year Ended 6/30:
2006(c)                          91,600          25,000      75,323
2005                             91,600          25,000      77,724
2004                             91,600          25,000      75,424
2003                             91,600          25,000      78,376
2002                             91,600          25,000      76,144
2001                             91,600          25,000      75,068

NEW JERSEY DIVIDEND
ADVANTAGE (NXJ)
-------------------------------------------------------------------
Year Ended 6/30:
2006(c)                          48,000          25,000      76,781
2005                             48,000          25,000      78,386
2004                             48,000          25,000      74,818
2003                             48,000          25,000      77,345
2002                             48,000          25,000      74,026
2001(a)                          48,000          25,000      74,055

NEW JERSEY DIVIDEND
ADVANTAGE 2 (NUJ)
-------------------------------------------------------------------
Year Ended 6/30:
2006(c)                          34,500          25,000      75,057
2005                             34,500          25,000      76,617
2004                             34,500          25,000      72,767
2003                             34,500          25,000      75,446
2002(b)                          34,500          25,000      72,213
===================================================================

*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period March 27, 2001 (commencement of operations) through June 30, 2001.
(b) For the period March 25, 2002 (commencement of operations) through June 30, 2002.
(c)  For the six months ended December 31, 2005.

                                 See accompanying notes to financial statements.

                                  82-83 SPREAD

                        Financial HIGHLIGHTS (Unaudited) (continued)
Selected data for a Common share outstanding throughout each period:
                                                  Investment Operations                                Less Distributions
                              ----------------------------------------------------------------  ------------------------------
                                                        Distributions  Distributions
                                                             from Net           from                   Net
                   Beginning                               Investment        Capital            Investment    Capital
                      Common                      Net       Income to       Gains to             Income to   Gains to
                       Share         Net    Realized/       Preferred      Preferred                Common     Common
                   Net Asset  Investment   Unrealized          Share-         Share-                Share-     Share-
                       Value      Income   Gain (Loss)        holders+       holders+    Total     holders    holders    Total
===============================================================================================================================
PENNSYLVANIA INVESTMENT
QUALITY (NQP)
-------------------------------------------------------------------------------------------------------------------------------

Year Ended 6/30:
2006(c)               $15.73       $ .44       $ (.38)          $(.08)         $(.02)   $ (.04)     $(.38)      $(.11)   $(.49)
2005                   14.92         .92         1.05            (.12)          (.01)     1.84       (.89)       (.14)   (1.03)
2004                   15.91         .98         (.98)           (.06)            --      (.06)      (.92)       (.01)    (.93)
2003                   14.70        1.02         1.19            (.09)            --      2.12       (.91)         --     (.91)
2002                   14.57        1.09          .09            (.14)            --      1.04       (.91)         --     (.91)
2001                   14.39        1.23          .16            (.30)            --      1.09       (.91)         --     (.91)

PENNSYLVANIA PREMIUM
INCOME 2 (NPY)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2006(c)                15.32         .44         (.36)           (.07)          (.02)     (.01)      (.41)       (.21)    (.62)
2005                   14.74         .92          .88            (.10)          (.01)     1.69       (.93)       (.18)   (1.11)
2004                   15.65         .98         (.77)           (.05)          (.01)      .15       (.95)       (.11)   (1.06)
2003                   14.83        1.04          .79            (.08)            --      1.75       (.93)         --     (.93)
2002                   14.44        1.07          .30            (.12)            --      1.25       (.86)         --     (.86)
2001                   13.48        1.07          .95            (.27)            --      1.75       (.79)         --     (.79)

PENNSYLVANIA DIVIDEND
ADVANTAGE (NXM)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2006(c)                15.93         .49         (.36)           (.08)          (.01)      .04       (.45)       (.10)    (.55)
2005                   15.32         .99         1.06            (.10)          (.02)     1.93       (.96)       (.36)   (1.32)
2004                   16.25        1.04         (.78)           (.05)          (.01)      .20       (.96)       (.17)   (1.13)
2003                   14.96        1.08         1.29            (.07)          (.01)     2.29       (.92)       (.10)   (1.02)
2002                   14.48        1.12          .37            (.13)            --      1.36       (.87)       (.01)    (.88)
2001(a)                14.33         .14          .35            (.03)            --       .46       (.15)         --     (.15)

PENNSYLVANIA DIVIDEND
ADVANTAGE 2 (NVY)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2006(c)                15.89         .49         (.40)           (.08)          (.01)       --       (.40)       (.10)    (.50)
2005                   14.87         .97         1.08            (.11)            --      1.94       (.88)       (.04)    (.92)
2004                   15.90         .98         (.87)           (.05)          (.01)      .05       (.92)       (.16)   (1.08)
2003                   14.64        1.00         1.30            (.09)            --      2.21       (.92)       (.03)    (.95)
2002(b)                14.33         .15          .46            (.01)            --       .60       (.15)         --     (.15)
===============================================================================================================================
                                                                        Total Returns
                                                                    --------------------
                                                                                 Based
                           Offering                                                 on
                          Costs and        Ending                               Common
                          Preferred        Common                    Based       Share
                              Share         Share      Ending           on         Net
                       Underwriting     Net Asset      Market       Market       Asset
                          Discounts         Value       Value        Value**     Value**
========================================================================================
PENNSYLVANIA INVESTMENT
QUALITY (NQP)
----------------------------------------------------------------------------------------

Year Ended 6/30:
2006(c)                         $--        $15.20      $13.67        (6.72)%      (.27)%
2005                             --         15.73       15.16        19.53       12.67
2004                             --         14.92       13.58        (9.73)       (.38)
2003                             --         15.91       16.01        11.98       14.79
2002                             --         14.70       15.18         6.57        7.34
2001                             --         14.57       15.13        11.99        7.75

PENNSYLVANIA PREMIUM
INCOME 2 (NPY)
----------------------------------------------------------------------------------------
Year Ended 6/30:
2006(c)                          --         14.69       14.01        (3.56)       (.04)
2005                             --         15.32       15.16        17.79       11.80
2004                             --         14.74       13.84        (7.22)        .94
2003                             --         15.65       16.00        15.09       12.09
2002                             --         14.83       14.79        13.25        8.88
2001                             --         14.44       13.87        19.04       13.25

PENNSYLVANIA DIVIDEND
ADVANTAGE (NXM)
----------------------------------------------------------------------------------------
Year Ended 6/30:
2006(c)                          --         15.42       15.82         1.46         .29
2005                             --         15.93       16.14        21.84       13.02
2004                             --         15.32       14.39        (5.95)       1.30
2003                            .02         16.25       16.46        18.13       15.95
2002                             --         14.96       14.89         9.10        9.67
2001(a)                        (.16)        14.48       14.49        (2.45)       2.06

PENNSYLVANIA DIVIDEND
ADVANTAGE 2 (NVY)
----------------------------------------------------------------------------------------
Year Ended 6/30:
2006(c)                          --         15.39       14.53          .84         .02
2005                             --         15.89       14.90        17.63       13.37
2004                             --         14.87       13.48        (8.58)        .29
2003                             --         15.90       15.84        14.38       15.48
2002(b)                        (.14)        14.64       14.74         (.73)       3.24
========================================================================================
                                                          Ratios/Supplemental Data
                          -----------------------------------------------------------------------------------------------
                                         Before Credit/Reimbursement       After Credit/Reimbursement***
                                         ----------------------------     -------------------------------
                                                       Ratio of Net                        Ratio of Net
                                           Ratio of      Investment         Ratio of         Investment
                               Ending      Expenses       Income to         Expenses          Income to
                                  Net    to Average         Average       to Average            Average
                               Assets    Net Assets      Net Assets       Net Assets         Net Assets
                           Applicable    Applicable      Applicable       Applicable         Applicable        Portfolio
                            to Common     to Common       to Common        to Common          to Common         Turnover
                          Shares (000)       Shares++        Shares++         Shares++           Shares++           Rate
=========================================================================================================================
PENNSYLVANIA INVESTMENT
QUALITY (NQP)
-------------------------------------------------------------------------------------------------------------------------

Year Ended 6/30:
2006(c)                      $247,844          1.23%*          5.72%*           1.21%*             5.74%*              8%
2005                          256,365          1.23            5.96             1.22               5.97               18
2004                          243,287          1.23            6.38             1.22               6.39               17
2003                          258,924          1.27            6.59             1.26               6.60               11
2002                          238,926          1.31            7.42             1.30               7.44               34
2001                          235,188          1.29            8.40             1.27               8.41               17

PENNSYLVANIA PREMIUM
INCOME 2 (NPY)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2006(c)                       232,528          1.20*           5.87*            1.18*              5.89*               7
2005                          242,373          1.19            6.09             1.19               6.10               22
2004                          232,455          1.18            6.45             1.17               6.46               16
2003                          246,604          1.20            6.76             1.19               6.77               19
2002                          233,536          1.24            7.28             1.23               7.29                7
2001                          227,377          1.25            7.55             1.24               7.57               10

PENNSYLVANIA DIVIDEND
ADVANTAGE (NXM)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2006(c)                        51,090          1.24*           5.75*             .79*              6.21*               4
2005                           52,712          1.23            5.82              .78               6.28               13
2004                           50,549          1.21            6.15              .76               6.60               10
2003                           53,591          1.23            6.44              .79               6.88               13
2002                           49,306          1.29            7.12              .82               7.59               48
2001(a)                        47,723          1.26*           3.51*             .87*              3.90*              --

PENNSYLVANIA DIVIDEND
ADVANTAGE 2 (NVY)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2006(c)                        57,323          1.23*           5.78*             .76*              6.26*               6
2005                           59,174          1.23            5.80              .78               6.25                8
2004                           55,370          1.24            5.95              .78               6.40                4
2003                           59,202          1.25            6.07              .78               6.53               13
2002(b)                        54,481          1.09*           3.77*             .70*              4.15*               8
=========================================================================================================================
                               Preferred Shares at End of Period
                             ---------------------------------------
                               Aggregate     Liquidation
                                  Amount      and Market       Asset
                             Outstanding           Value    Coverage
                                    (000)      Per Share   Per Share
====================================================================
PENNSYLVANIA INVESTMENT
QUALITY (NQP)
--------------------------------------------------------------------

Year Ended 6/30:
2006(c)                         $132,000         $25,000     $71,940
2005                             132,000          25,000      73,554
2004                             132,000          25,000      71,077
2003                             132,000          25,000      74,039
2002                             132,000          25,000      70,251
2001                             132,000          25,000      69,543

PENNSYLVANIA PREMIUM
INCOME 2 (NPY)
--------------------------------------------------------------------
Year Ended 6/30:
2006(c)                          118,100          25,000      74,223
2005                             118,100          25,000      76,307
2004                             118,100          25,000      74,207
2003                             118,100          25,000      77,202
2002                             118,100          25,000      74,436
2001                             118,100          25,000      73,132

PENNSYLVANIA DIVIDEND
ADVANTAGE (NXM)
--------------------------------------------------------------------
Year Ended 6/30:
2006(c)                           25,000          25,000      76,090
2005                              25,000          25,000      77,712
2004                              25,000          25,000      75,549
2003                              25,000          25,000      78,591
2002                              25,000          25,000      74,306
2001(a)                           25,000          25,000      72,723

PENNSYLVANIA DIVIDEND
ADVANTAGE 2 (NVY)
--------------------------------------------------------------------
Year Ended 6/30:
2006(c)                           28,500          25,000      75,283
2005                              28,500          25,000      76,907
2004                              28,500          25,000      73,570
2003                              28,500          25,000      76,932
2002(b)                           28,500          25,000      72,790
====================================================================

*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period March 27, 2001 (commencement of operations) through June 30, 2001.
(b) For the period March 25, 2002 (commencement of operations) through June 30, 2002.
(c)  For the six months ended December 31, 2005.


                                 See accompanying notes to financial statements.

                                  84-85 SPREAD

Reinvest Automatically
       EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN EXCHANGE-TRADED CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Exchange-Traded Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION



QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071 Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $135 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

                                                o Share prices
                                                o Fund details
           Learn more                           o Daily financial news
about Nuveen Funds at                           o Investor education
   WWW.NUVEEN.COM/ETF                           o Interactive planning tools



Logo: NUVEEN Investments


                                                                     ESA-B-1205D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen New Jersey Dividend Advantage Municipal Fund 2
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: March 8, 2006
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: March 8, 2006
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: March 8, 2006
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.